             As filed with the Securities and Exchange Commission on
                                 April 28, 2000

                           Registration No. 333-81057
             ======================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------


                         Post-Effective Amendment No. 2
                                       to


                                    Form S-6
                                 ---------------

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2
                                ----------------
                     Acacia National Variable Life Insurance


                               Separate Account I
                           (Exact Name of Registrant)
                                ----------------

                     Acacia National Life Insurance Company
                                   (Depositor)
                    7315 Wisconsin Avenue Bethesda, MD 20814
                                ----------------
        Robert-John H. Sands Senior Vice President, Corporate Secretary
                              and General Counsel
                     Acacia National Life Insurance Company
                              7315 Wisconsin Avenue
                               Bethesda, MD 20855
                                -----------------

Title of Securities Being Registered: Securities of Unit Investment Trust

         Approximate Date Of Proposed Public offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                  ___  Immediately upon filing pursuant to paragraph (b).


                  _X_  On May 1, 2000 pursuant to paragraph (b).


                  ___  60 days after filing pursuant to paragraph (a)(1).

                  ___ On ___________  pursuant to paragraph (a)(1) of Rule 485.

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS


   ITEM NO. OF
    FORM N-8B-2       CAPTION IN PROSPECTUS
         1         Cover Page
         2         Cover Page
         3         Not Applicable
         4         Distribution of the Policies
         5         Acacia National Variable Life Insurance Separate
                   Account I
         6         Acacia National Variable Life Insurance Separate
                   Account I
         7         Not Required
         8         Not Required
         9         Legal Proceedings
        10         Summary; Addition, Deletion of Substitution of Investments;
                   Policy  Benefits; Policy Rights; Payment and Allocation of
                   Premiums; General Provisions; Voting Rights
        11         Summary; The Funds
        12         Summary; The Funds
        13         Summary; The Funds - Charges and Deductions
        14         Summary; Payment and Allocation of Premiums
        15         Summary; Payment and Allocation of Premiums
        16         Summary; The Alger American Fund, Calvert Variable Series,
                   Inc, Deutsche Asset Management VIT Funds, Variable Insurance
                   Products Fund, Variable Insurance Products Fund II, Franklin
                   Templeton Variable Insurance Products Trust, Neuberger Berman
                   Advisers Management Trust, Oppenheimer Variable Account
                   Funds., and Van Eck Worldwide Insurance Trust
        17         Summary, Policy Rights
        18         The Alger American Fund, Calvert Variable Series, Inc,
                   Deutsche Asset Management VIT Funds, Variable Insurance
                   Products Fund, Variable Insurance Products Fund II, Franklin
                   Templeton Variable Insurance Products Trust, Neuberger Berman
                   Advisers Management Trust, Oppenheimer Variable Account
                   Funds, and Van Eck Worldwide Insurance Trust
        19         General Provisions; Voting Rights
        20         Not Applicable
        21         Summary; Policy Rights, Loan Benefits; General Provisions
        22         Not Applicable
        23         Safekeeping of the Separate Account's Assets
        24         General Provisions
        25         Acacia National Life Insurance Company
        26         Not Applicable
        27         Acacia National Life Insurance Company
        28         Executive Officers and Directors of ANLIC; Acacia National
                   Life Insurance Company
        29         Acacia National Life Insurance Company
        30         Not Applicable
        31         Not Applicable
        32         Not Applicable
        33         Not Applicable
        34         Not Applicable
        35         Not Applicable
        36         Not Required
        37         Not Applicable
        38         Distribution of the Policies
        39         Distribution of the Policies
        40         Distribution of the Policies
        41         Distribution of the Policies


          ITEM NO. OF
          FORM N-8B-2         CAPTION IN PROSPECTUS
             42                  Not Applicable
             43                  Not Applicable
             44                  Cash Value, Payment and Allocation of Premium
             45                  Not Applicable
             46                  The Funds; Cash Value
             47                  The Funds
             48                  State Regulation of ANLIC
             49                  Not Applicable
             50                  The Separate Account
             51                  Cover Page; Summary; Policy Benefits; Payment
                                 and Allocation of Premiums, Charges and
                                 Deductions
             52                  Addition, Deletion or Substitution of
                                 Investments
             53                  Summary; Federal Tax Matters
             54                  Not Applicable
             55                  Not Applicable
             56                  Not Required
             57                  Not Required
             58                  Not Required
             59                  Financial Statements

PROSPECTUS
                                                         [THE ACACIA GROUP LOGO]
                                                            Acacia National Life
                                                               Insurance Company

Regent 2000 -- A Survivorship Flexible Premium Variable Universal Life      7315
Wisconsin Avenue

Insurance Policy issued by Acacia National Life Insurance Company   Bethesda, MD
20814
--------------------------------------------------------------------------------

     Regent 2000 is a survivorship flexible premium variable universal life insurance Policy ("Policy"), issued by Acacia National Life Insurance Company ("ANLIC"), that pays a Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. Like traditional life insurance policies, a Regent 2000 Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's value. Unlike traditional policies, Regent 2000 lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you change the level of Death Benefits as often as once each year.

     A Regent 2000 Policy is different from traditional life insurance policies in another important way: you select how Policy premiums will be invested. Although each Policy Owner is guaranteed a minimum Death Benefit, the value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.


     The Investment Options available through Regent 2000 include investment portfolios from The Alger American Fund, Calvert Variable Series, Inc., Deutsche Asset Management VIT Funds, Variable Insurance Products Fund, Variable Insurance Products Fund II, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck Worldwide Insurance Trust. Each of these portfolios has its own investment objective and policies. These are described in the prospectuses for each investment portfolio which must accompany this Regent 2000 prospectus. You may also choose to allocate premium payments to the Fixed Account managed by ANLIC.


     A Regent 2000 Policy will be issued after ANLIC accepts a prospective Policy Owner's application. Generally, an application must specify a Death Benefit no less than $100,000. Regent 2000 Policies are available to cover individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85. A Regent 2000 Policy, once purchased, may generally be canceled within 10 days after you receive it.

     This Regent 2000 prospectus is designed to assist you in understanding the opportunity and risks associated with the purchase of a Regent 2000 Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

     This prospectus includes a summary of the most important features of the Regent 2000 Policy, information about ANLIC, a list of the investment portfolios to which you may allocate premium payments, and a detailed description of the Regent 2000 Policy. The appendix to the prospectus includes tables designed to illustrate how values and Death Benefits may change with the investment experience of the Investment Options.

     This prospectus must be accompanied by a prospectus for each of the investment portfolios available through Regent 2000.

     Although the Regent 2000 Policy is designed to provide life insurance, a Regent 2000 Policy is considered to be a security. It is not a deposit with, an obligation of, or guaranteed or endorsed by any banking institution, nor is it insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The purchase of a Regent 2000 Policy involves investment risk, including the possible loss of principal. For this reason, Regent 2000 may not be suitable for all individuals. It may not be advantageous to purchase a Regent 2000 Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another survivorship flexible premium variable universal life insurance policy.

     The Securities and Exchange Commission maintains a web site
(http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  May 1, 2000

                                  REGENT 2000

TABLE OF CONTENTS


                                                                PAGE
DEFINITIONS.................................................       3
SUMMARY.....................................................       6
YEAR 2000...................................................      13
ANLIC, THE SEPARATE ACCOUNT AND THE FUNDS...................      13
       Acacia National Life Insurance Company...............      13
       The Separate Account.................................      13
       Performance Information..............................      14
       The Funds............................................      14
       Investment Objectives and Policies Of The Funds'
        Portfolios..........................................      16
       Addition, Deletion or Substitution of Investments....      18
       Fixed Account........................................      19
POLICY BENEFITS.............................................      19
       Purposes of the Policy...............................      19
       Death Benefit Proceeds...............................      20
       Death Benefit Options................................      20
       Methods of Affecting Insurance Protection............      22
       Duration of Policy...................................      22
       Accumulation Value...................................      22
       Payment of Policy Benefits...........................      23
POLICY RIGHTS...............................................      24
       Loan Benefits........................................      24
       Surrenders...........................................      25
       Partial Withdrawals..................................      25
       Transfers............................................      25
       Systematic Programs..................................      26
       Free Look Privilege..................................      27
PAYMENT AND ALLOCATION OF PREMIUMS..........................      27
       Issuance of a Policy.................................      27
       Premiums.............................................      27
       Allocation of Premiums and Accumulation Value........      28
       Policy Lapse and Reinstatement.......................      29
CHARGES AND DEDUCTIONS......................................      30
       Deductions From Premium Payments.....................      30
       Charges from Accumulation Value......................      30
       Surrender Charge.....................................      31
       Daily Charges Against the Separate Account...........      32
GENERAL PROVISIONS..........................................      32
DISTRIBUTION OF THE POLICIES................................      35
ADMINISTRATION..............................................      35
FEDERAL TAX MATTERS.........................................      35
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................      39
THIRD PARTY SERVICES........................................      39
VOTING RIGHTS...............................................      39
STATE REGULATION OF ANLIC...................................      39
EXECUTIVE OFFICERS AND DIRECTORS OF ANLIC...................      40
EXPERTS.....................................................      41
LEGAL MATTERS...............................................      41
LEGAL PROCEEDINGS...........................................      41
ADDITIONAL INFORMATION......................................      41
FINANCIAL STATEMENTS........................................      42
       ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE
        ACCOUNT I
       ACACIA NATIONAL LIFE INSURANCE COMPANY
APPENDICES..................................................     A-1


   The Policy, certain Funds, and/or certain riders are not available in all states.

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                  REGENT 2000

DEFINITIONS

ACCRUED EXPENSE CHARGES - Any Monthly Deductions that are due and unpaid.

ACCUMULATION VALUE - The total amount that the Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in Separate Account I, the Fixed Account, and any Accumulation Value held in the General Account which secures Outstanding Policy Debt.

ADMINISTRATIVE EXPENSE CHARGE - A charge which is part of the monthly deduction to cover the cost of administering the Policy.

ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE - A daily charge that is deducted from the overall assets of Separate Account I to provide for expenses of ongoing administrative services to the Policy owners as a group.

ATTAINED AGE - The Issue Age of the younger Insured plus the number of complete Policy Years that the Policy has been in force.

ANLIC ("WE, US, OUR") - Acacia National Life Insurance Company, a Virginia stock company. ANLIC's Home Office is located at 7315 Wisconsin Avenue, Bethesda, MD 20814.

BENEFICIARY - The person or persons to whom the Death Benefit Proceeds are payable upon the Second Death. (See the sections on Beneficiary and Change of Beneficiary.)

COST OF INSURANCE - A charge deducted monthly from the Accumulation Value to provide the life insurance protection. The Cost of Insurance is calculated with reference to an annual "Cost of Insurance Rate." This rate is based on the Issue Age, sex, and risk class of each Insured and the policy duration. The Cost of Insurance is part of the Monthly Deduction.

DEATH BENEFIT - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

DEATH BENEFIT PROCEEDS - The proceeds payable to the Beneficiary upon receipt by ANLIC of Satisfactory Proof of Death of both Insureds while the Policy is in force. It is equal to: (l) the Death Benefit; (2) plus additional life insurance proceeds provided by any riders; (3) minus any Outstanding Policy Debt; (4) minus any Accrued Expense Charges, including the Monthly Deduction for the month of the Second Death.

FIXED ACCOUNT - An account that is a part of ANLIC's General Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

GENERAL ACCOUNT - The General Account of ANLIC includes all of ANLIC's assets except those assets segregated into separate accounts such as the Separate Account I.

GRACE PERIOD - A 61 day period from the date written notice of lapse is mailed to the Policy owner's last known address. If the Policy owner makes the payment specified in the notification of lapse, the policy will not lapse.

GUARANTEED DEATH BENEFIT (IN MARYLAND, "GUARANTEED DEATH BENEFIT TO PREVENT LAPSE") PERIOD - The number of years the "Guaranteed Death Benefit" provision will apply. The period extends to Attained Age 85 but in no event is less than 10 years, and may be restricted as a result of state law. Not available in Massachusetts. This benefit is provided without an additional Policy charge.

GUARANTEED DEATH BENEFIT PREMIUM - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

INSUREDS - The two persons whose lives are insured under the Policy.

INVESTMENT OPTIONS - Refers to the Subaccounts and/or the Fixed Account offered under this Policy.

ISSUE AGE - The actual age of each Insured on the Policy Date.

                                  REGENT 2000

ISSUE DATE - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.

MINIMUM PREMIUM - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the first sixty Policy months ("Minimum Benefit" Period) so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

MONTHLY ACTIVITY DATE - The same date in each succeeding month as the Policy Date except should such Monthly Activity Date fall on a date other than a Valuation Date, the Monthly Activity Date will be the next Valuation Date.

MONTHLY DEDUCTION - The deductions taken from the Accumulation Value on the Monthly Activity Date. These deductions are equal to: (1) the current Cost of Insurance; (2) the Administrative Expense Charge; and (3) rider charges, if any.

MORTALITY AND EXPENSE RISK CHARGE - A daily charge that is deducted from the overall assets of Separate Account I to provide for the risk that mortality and expense costs may be greater than expected.

NET AMOUNT AT RISK - The amount by which the Death Benefit as calculated on a Monthly Activity Date exceeds the Accumulation Value on that date.

NET CASH SURRENDER VALUE - The Accumulation Value of the Policy on any Valuation Date (including for this purpose, the date of Surrender), less any Surrender Charges and any Outstanding Policy Debt.

NET POLICY FUNDING - Net Policy Funding is the sum of all premiums paid, less any partial withdrawals and less any Outstanding Policy Debt.

NET PREMIUM - Premium paid less the Percent of Premium Charge for Taxes.

OUTSTANDING POLICY DEBT - The sum of all unpaid Policy loans and accrued interest on Policy loans.

PERCENT OF PREMIUM CHARGE FOR TAXES - The amount deducted from each premium received to cover certain expenses, expressed as a percentage of the premium.

PLANNED PERIODIC PREMIUMS - A selected schedule of equal premiums payable at fixed intervals. The Policy Owner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Benefit or the Guaranteed Death Benefit.

POLICY - The survivorship flexible premium variable universal life insurance Policy offered by ANLIC and described in this prospectus.

POLICY YEAR - The period from one Policy Anniversary Date until the next Policy Anniversary Date. A "Policy Month" is measured from the same date in each succeeding month as the Policy Date.

POLICY OWNER - ("you, your") The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy Owner.

POLICY ANNIVERSARY DATE - The same day as the Policy Date for each year the Policy remains in force.

POLICY DATE - The effective date for all coverage provided in the application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Monthly Activity Dates. Policy Anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) unless there are additional premiums or application amendments at time of delivery. (See the section on Issuance of a Policy.)

SATISFACTORY PROOF OF DEATH - Satisfactory Proof of Death must be provided to us at the time of death of each Insured. Satisfactory Proof of Death means all of the following must be submitted:

(1) A certified copy of both death certificates;

(2) A Claimant Statement;

(3) The Policy; and

                                  REGENT 2000

(4) Any other information that ANLIC may reasonably require to establish the validity of the claim.

SECOND DEATH - The later of the dates of death of the Insureds.

SEPARATE ACCOUNT I - This term refers to Separate Account I, a separate investment account established by ANLIC to receive and invest the Net Premiums paid under the Policy and allocated by the Policy owner to Separate Account I. Separate Account I is segregated from the General Account and all other assets of ANLIC.

SPECIFIED AMOUNT - The minimum Death Benefit under the Policy, as selected by the Policy owner.

SUBACCOUNT - A subdivision of the Separate Account I. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.

SURRENDER - The termination of the Policy for the Net Cash Surrender Value while at least one Insured is alive.

SURRENDER CHARGE - This charge is assessed against the Accumulation Value of the Policy if the Policy is Surrendered on or before the 14th Policy Anniversary Date or, in the case of an increase in the Specified Amount, on or before the 14th anniversary of the increase.

VALUATION DATE - Any day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

                                  REGENT 2000

                                    SUMMARY

     The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Outstanding Policy Debt.

                               DIAGRAM OF POLICY

---------------------------------------------------

                                PREMIUM PAYMENTS

                       You can vary amount and frequency.
---------------------------------------------------

--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

     Percent of Premium Charge for Taxes -- currently 2.25% (maximum 3.0%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  NET PREMIUM


 The net premium may be invested in the Fixed Account or in Separate Account I which offers 25 different Subaccounts. The Subaccounts invest in the corresponding portfolios of The Alger American Fund, Calvert Variable Series, Inc., Deutsche Asset Management VIT Funds, Variable Insurance Products Fund, Variable Insurance Products Fund II, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck Worldwide Insurance Trust Funds.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             DEDUCTIONS FROM ASSETS


 Monthly charge for Cost of Insurance and cost of any riders. The charge varies by the Policy duration and the Issue Age, gender, and risk class of the Insured. (See the Policy Schedule for rates.)


 Monthly charge for administrative expenses of the Policy (maximum charge $16.00/month plus a charge per month per $1000 of Specified Amount that varies by the younger Insured's Issue Age).

                                     CURRENT MONTHLY CHARGE                     PLUS         CURRENT MONTHLY CHARGE
                                     FOR SPECIFIED AMOUNTS:                               BY ISSUE AGE (/1000/MONTH):
                                   ---------------------------                          --------------------------------
                                     UP TO       $1,000,000 UP    $5,000,000
                                   $1,000,000    TO $5,000,000     OR MORE              20-44         45-64         65+
                                   ----------    -------------    ----------            -----         -----         ----
Policy Year:
1 - 5                                $16.00         $ 8.00          $ 0.00              $.10          $.08          $.05
6+                                   $ 8.00         $ 4.00          $ 0.00              $.00          $.00          $.00
Maximum Monthly Charge:              $16.00         $16.00          $16.00      Plus    $.10          $.08          $.05

 Daily charge from the Subaccounts (not deducted from the Fixed Account):

                                                                POLICY YEARS 1-15     POLICY YEARS 16+
                                                                -----------------     ----------------
Mortality and Expense Risk Charge                                     0.75%                 0.30%
Asset-Based Administrative Expense Charge                             0.15%                 0.15%
                                                                      ----                  ----
Combined annual rate of Subaccount daily charges                      0.90%                 0.45%


 Fund expense charges, which ranged from .30% to 1.50% at the most recent fiscal year end, are also deducted.

--------------------------------------------------------------------------------

                                LIVING BENEFITS


You may make partial withdrawals, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. Partial withdrawals are subject to a maximum charge of the lesser of $50 (currently $25) or 2% of the amount withdrawn. ANLIC guarantees up to 15 free transfers between the Investment Options each Policy Year. After that, a $10 charge may be made for each transfer. Under current practice, unlimited free transfers are permitted.


You may Surrender the Policy at any time for its Net Cash Surrender Value.


Some expenses that ANLIC incurs immediately upon the issuance of the Policy are recovered over a period of years. Therefore, a Policy Surrender on or before the 14th anniversary date will be assessed a Surrender Charge. The charge decreases each year until no Surrender Charge is applied after the 14th Policy Year. Increases in coverage after issue will also have a Surrender Charge associated with them. (See pages 25 and 31.)


Accelerated payment of up to 50% of the lowest scheduled Death Benefit is available under certain conditions if the surviving Insured is suffering from terminal illness.

                               RETIREMENT INCOME


Loans may be available on a more favorable interest rate basis after the tenth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become taxable distributions. (See page 25.) You may Surrender the Policy or make a partial withdrawal and take values as payments under one or more of five different payment options.


                                 DEATH BENEFITS

Generally, Death Benefit income is income tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the five payment methods available as retirement benefits.

                                  REGENT 2000

SUMMARY
     The following summary is intended to highlight the most important features of a Regent 2000 Policy that you, as a prospective Policy owner, should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. As you review this Summary, take note that each capitalized term is defined in the Definitions section that begins on page 3 of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Regent 2000 Policy, which is available upon request from ANLIC.

WHO IS THE ISSUER OF A REGENT 2000 POLICY?
     ANLIC is the issuer of each Regent 2000 Policy. ANLIC enjoys a rating of A (Excellent) from A.M. Best Company, a firm that analyzes insurance carriers. A stock life insurance company organized in Virginia, ANLIC is a wholly owned subsidiary of Acacia Life Insurance Company which is, in turn, a second tier subsidiary of Ameritas Acacia Mutual Insurance Holding Company. (See the section on Acacia National Life Insurance Company.)

WHY SHOULD I CONSIDER PURCHASING A REGENT 2000 POLICY?
     The primary purpose of a Regent 2000 Policy is to provide life insurance protection on the two Insureds named in the Policy. This means that, so long as the Policy is in force, it will provide for:

- payment of a Death Benefit, which will never be less than the Specified Amount the Policy owner selects. (See the section on Death Benefit Options.)

- Policy loan, Surrender and withdrawal features. (See the section on Policy Rights.)

     A Regent 2000 Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of a Regent 2000 Policy will reflect your investment choices over the life of the Policy.


WHAT ARE THE CHARGES ASSOCIATED WITH OWNERSHIP OF A REGENT 2000 POLICY?


     Certain states impose premium and other taxes in connection with insurance policies such as Regent 2000. ANLIC may deduct up to 3% of each premium as a Percent of Premium Charge for Taxes. Currently, 2.25% is deducted for this purpose.



Charges are deducted against the Accumulation Value to cover the Cost of Insurance under the Policy and to compensate ANLIC for administering each individual Regent 2000 Policy. These charges, which are part of the Monthly Deduction, are calculated and paid on each Monthly Activity Date. The Cost of Insurance is calculated based on risk factors relating to the Insureds as reflected in relevant actuarial tables. The Administrative Expense Charges are based on your Specified Amount and the Policy duration. Currently, the level per Policy charge for Specified Amounts between $100,000 and $999,999 is $16 per month in Policy Years 1-5 and $8 per month thereafter; for Specified Amounts between $1,000,000 and $4,999,999, the charge is currently $8 per month in Policy Years 1-5 and $4 per month thereafter; and there is currently no charge for Specified Amounts $5,000,000 or greater. In addition, for all Specified Amounts there currently is a charge per month per $1000 of Specified Amount, as follows: for Issue Ages 20-44, the rate is $.10, for Issue Ages 45-64, the rate is $.08, and for Issue Ages 65 and over, the rate is $.05. At the current time we anticipate the charge per $1000 of Specified Amount will reduce to $0 in year
6. The Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $16 per month plus $.10 per month per $1000 of Specified Amount.



     For its services in administering Separate Account I and Subaccounts and as compensation for bearing certain mortality and expense risks, ANLIC is also entitled to receive fees. These fees are calculated daily during the first 15 years of each Regent 2000 Policy, at a combined annual rate of 0.90% of the value of the net assets of the Separate Account I. After the 15th Policy Anniversary Date, the combined annual rate will decrease to .45% of the daily net assets of Separate Account I. These charges will not be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Separate Account.)



     Also, because ANLIC incurs expenses immediately upon the issuance of a Regent 2000 Policy that are recovered over a period of years, a Regent 2000 Policy that is Surrendered on or before its 14th Policy Anniversary Date is subject to a Surrender Charge. Additional Surrender Charges may apply if you


                                  REGENT 2000
increase the Specified Amount of your Regent 2000 Policy. Because the Surrender Charge may be significant upon early Surrender, you should purchase a Regent 2000 Policy only if you intend to maintain your Regent 2000 Policy for a substantial period. (See the section on Surrender Charge.)



     FUND EXPENSE SUMMARY. In addition to the charges against Separate Account I described just above, management fees and expenses will be assessed by the fund managers against the amounts invested in the various portfolios. No portfolio fees will be assessed against amounts placed in the Fixed Account.



     The information shown below was provided to ANLIC by the Funds and ANLIC has not independently verified such information. Each of the Funds is managed by an investment advisory organization that is entitled to receive a fee for its services based on the value of the relevant portfolio's net assets. Each Fund, other than the Calvert Social portfolios, is managed by an organization that is not affiliated with ANLIC. The Calvert Social portfolios are managed by Calvert Asset Management Company, Inc., an ANLIC affiliate. Other Calvert companies provide administrative services to certain of the portfolios. Unless otherwise noted, the amount of expenses, including the asset based advisory fee referred to above, borne by each portfolio for the fiscal year ended December 31, 1999, was as follows:



                                                                                                       TOTAL
                                                                                                    (Reflecting
                              INVESTMENT                                            WAIVERS       WAIVERS AND/OR
                              ADVISORY &    12B-1        OTHER                       AND/OR       REIMBURSEMENTS,
         PORTFOLIO            MANAGEMENT   EXPENSE      EXPENSES      TOTAL      REIMBURSEMENTS       IF ANY)
         ---------            ----------   -------      --------      -----      --------------   ---------------
ALGER AMERICAN(1)
Alger American Growth           0.75%          --        0.04%        0.79%             --             0.79%
Alger American MidCap Growth    0.80%          --        0.05%        0.85%             --             0.85%
Alger American Small
  Capitalization                0.85%          --        0.05%        0.90%             --             0.90%
CALVERT SOCIAL(2)
Calvert Social Money Market     0.50%          --        0.17%(3)     0.67%             --             0.67%
Calvert Social Small Cap
  Growth                        1.00%          --        0.58%(3)     1.58%             --             1.58%
Calvert Social Mid Cap
  Growth                        0.90%          --        0.21%(3)     1.11%             --             1.11%
Calvert Social International
  Equity                        1.10%          --        0.50%(3)     1.60%(4)          --             1.60%
Calvert Social Balanced         0.70%          --        0.19%(3)     0.89%             --             0.89%
DEUTSCHE VIT(5)
Deutsche VIT Equity 500
  Index                         0.20%          --        0.23%        0.43%          0.13%             0.30%
Deutsche VIT Small Cap Index    0.35%          --        0.83%        1.18%          0.73%             0.45%
Deutsche VIT EAFE Equity
  Index                         0.45%          --        0.69%        1.15%          0.50%             0.65%
FIDELITY PORTFOLIOS(6)
VIP Equity-Income: Service
  Class 2                       0.48%       0.25%        0.10%        0.83%             --             0.83%(7)
VIP High Income: Service
  Class 2                       0.58%       0.25%        0.12%        0.95%             --             0.95%
VIP II Contrafund: Service
  Class 2                       0.58%       0.25%        0.12%        0.95%             --             0.95%(7)
FTVIP(8)
Templeton Asset Strategy
  Fund(9) -- Class 2            0.60%       0.25%(10)    0.14%        0.99%             --             0.99%
Templeton International
  Securities
  Fund(11) -- Class 2           0.65%       0.25%(10)    0.20%        1.10%             --             1.10%


                                  REGENT 2000

                                                                                                       TOTAL
                                                                                                    (Reflecting
                              INVESTMENT                                            WAIVERS       WAIVERS AND/OR
                              ADVISORY &    12B-1        OTHER                       AND/OR       REIMBURSEMENTS,
         PORTFOLIO            MANAGEMENT   EXPENSE      EXPENSES      TOTAL      REIMBURSEMENTS       IF ANY)
         ---------            ----------   -------      --------      -----      --------------   ---------------
NEUBERGER BERMAN AMT(12)
Neuberger Berman AMT Limited
  Maturity Bond                 0.65%          --        0.11%        0.76%             --             0.76%
Neuberger Berman AMT Growth     0.84%          --        0.08%        0.92%             --             0.92%
Neuberger Berman AMT
  Partners                      0.80%          --        0.07%        0.87%             --             0.87%
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS(13)
Oppenheimer Aggressive
  Growth Fund/VA                0.66%          --        0.01%        0.67%             --             0.67%
Oppenheimer Capital
  Appreciation Fund/VA          0.68%          --        0.02%        0.70%             --             0.70%
Oppenheimer Main Street
  Growth & Income Fund/VA       0.73%          --        0.05%        0.78%             --             0.78%
Oppenheimer High Income
  Fund/VA                       0.74%          --        0.01%        0.75%             --             0.75%
Oppenheimer Strategic Bond
  Fund/VA                       0.74%          --        0.04%        0.78%             --             0.78%
VAN ECK(14)
Worldwide Hard Assets Fund      1.00%          --        0.26%        1.26%             --             1.26%


-------------------------

 (1) Fred Alger Management, Inc. is manager to the Alger American portfolios.



 (2) Calvert Asset Management Company, Inc., an affiliate of ANLIC, is investment advisor of the Calvert Social Portfolios.



 (3) "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be as follows:



Calvert Social Money Market                    0.64%
Calvert Social Small Cap Growth                1.15%
Calvert Social Mid Cap Growth                  1.02%
Calvert Social International Equity            1.50%
Calvert Social Balanced                        0.86%



 (4) Total expenses have been restated to reflect expenses expected to be incurred in 2000, resulting from a change in 1999 to the administrative agreement, as approved by the shareholders.



 (5) Bankers Trust Company is the investment advisor to Deutsche VIT. For its services, the investment advisor receives a fee that is a percentage of each fund's average daily net assets. The investment advisor has entered into agreements to waive and/or reimburse operating expenses, including its fees, that exceed certain percentages of the funds' aggregate average daily net assets. Any differences in amounts are due to rounding.



 (6) Fidelity Management & Research Company is manager of VIP and VIP II (Fidelity Portfolios). Service Class 2 expenses are based on estimated expenses for the first year.



 (7) A portion of the brokerage commissions certain portfolios pay was used to reduce portfolio expenses. In addition, through arrangements with the portfolios' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the portfolios' expenses. After these reductions, the total operating expenses presented in the table for these portfolios would have been as follows:



VIP Equity Income: Service Class 2             0.82%
VIP II Contrafund: Service Class 2             0.92%


                                  REGENT 2000

 (8) Templeton Investment Counsel, Inc. is investment adviser to the FTVIP funds.



 (9) (Previously the Templeton Asset Allocation Fund) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Global Asset Allocation Fund. The shareholders of that fund approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses for the fund based on the new fund fees and the combined assets of the two funds as of 12/31/99, even though the merger and new fees did not become effective until 5/1/00.



(10) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of FTVIP has set the current rate at 0.25%.



(11) (Previously the Templeton International Fund) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund. The shareholders of that fund approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses for the fund based on the new fund fees and the combined assets of the two funds as of 12/31/99, even though the merger and new fees did not become effective until 5/1/00.



(12) Neuberger Berman Management Inc. ("NBMI") provides investment management services to each Neuberger Berman AMT portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the portfolio. NBMI provides administrative services to each portfolio that include furnishing similar facilities and personnel to the portfolio. With the portfolio's consent, NBMI is authorized to subcontract some of its responsibilities under its administration agreement with the portfolio to third parties. Each portfolio bears all expenses of its operations other than those borne by NBMI as administrator of the portfolio and as distributor of its shares. Each portfolio bears all expenses of its operations other than those borne by NBMI as investment manager of the series. These expenses include, but are not limited to, for the portfolios and the series, legal and accounting fees and compensation for trustees who are not affiliated with NBMI; for the portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the series, custodial fees for securities. Any expenses which are not directly attributable to a specific series are allocated on the basis of the net assets of the respective series.



(13) OppenheimerFunds, Inc. serves as manager to the Oppenheimer portfolios.



(14) Van Eck Associates Corporation serves as investment adviser to the Van Eck Worldwide Hard Assets Fund.



     Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.



     ANLIC may receive administrative fees from the investment advisers of certain Funds. ANLIC currently does not assess a separate charge against Separate Account I or the Fixed Account for any federal, state or local income taxes. ANLIC may, however, make such a charge in the future if income or gains within Separate Account I will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of ANLIC changes.


HOW DOES THE INVESTMENT COMPONENT OF MY REGENT 2000 POLICY WORK?
     ANLIC has established Separate Account I, which is separate from all other assets of ANLIC, as a vehicle to receive and invest premiums received from Regent 2000 Policy owners and owners of certain other variable universal life products offered by ANLIC. Separate Account I is divided into separate Subaccounts. Each Subaccount invests exclusively in shares of one of the investment portfolios available through Regent 2000. Each Policy owner may allocate Net Premiums to one allocations may be changed, without charge, by notifying ANLIC's Home Office. The aggregate value of your interests in the Subaccounts, the Fixed Account and any amount held in the General Account to secure Policy debt will represent the Accumulation Value of your Regent 2000 Policy. (See the Section on Accumulation Value.)

                                  REGENT 2000

WHAT INVESTMENT OPTIONS ARE AVAILABLE THROUGH THE REGENT 2000 POLICY?

     The Investment Options available through Regent 2000 include 25 investment portfolios, each of which is a separate series of a mutual fund from: The Alger American Fund ("Alger American"); Calvert Variable Series, Inc. ("Calvert Social"); Deutsche Asset Management VIT Funds ("Deutsche VIT"); Variable Insurance Products Fund ("VIP") and Variable Insurance Products Fund II ("VIP II") (collectively "Fidelity"); Franklin Templeton Variable Insurance Products Trust ("FTVIP"); Neuberger Berman Advisers Management Trust ("AMT"); Oppenheimer Variable Account Funds ("Oppenheimer Funds"); and Van Eck Worldwide Insurance Trust ("Van Eck"). These portfolios are listed in the Fund Expense Summary above.


     Details about the investment objectives and policies of each of the available investment portfolios, and management fees and expenses, appear in the sections on Investment Objectives and Policies of the Funds' Portfolios and Fund Expense Summary. In addition to the listed portfolios, Policy Owners may also elect to allocate Net Premiums to ANLIC's Fixed Account. (See the section on the Fixed Account.)

HOW DOES THE LIFE INSURANCE COMPONENT OF A REGENT 2000 POLICY WORK?
     A Regent 2000 Policy provides for the payment of a minimum Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. The amount of the minimum death benefit -- sometimes referred to as the Specified Amount of your Regent 2000 Policy -- is chosen by you at the time your Regent 2000 Policy is established. However, Death Benefit Proceeds -- the actual amount that will be paid after ANLIC receives Satisfactory Proof of Death -- may vary over the life of your Regent 2000 Policy, depending on which of the two available coverage options you select.

     If you choose Option A, the Death Benefit payable under your Regent 2000 Policy will be the Specified Amount of your Regent 2000 Policy or the applicable percentage of its Accumulation Value, whichever is greater. If you choose Option B, the Death Benefit payable under your Regent 2000 Policy will be the Specified Amount of your Regent 2000 Policy plus the Accumulation Value of your Regent 2000 Policy, or if it is higher, the applicable percentage of the Accumulation Value on the Second Death. In either case, the applicable percentage is established based on the Attained Age at the Second Death. (See the section on Death Benefit Options.)

ARE THERE ANY RISKS INVOLVED IN OWNING A REGENT 2000 POLICY?
     Yes. Over the life of your Regent 2000 Policy, the Subaccounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Accumulation Value of your Regent 2000 Policy and may result in loss of principal. For this reason, the purchase of a Regent 2000 Policy may not be suitable for all individuals. It may not be advantageous to purchase a Regent 2000 Policy to replace or augment your existing insurance arrangements. Appendix A includes tables illustrating the impact that hypothetical market returns would have on Accumulation Values under a Regent 2000 Policy (page A-1).

WHAT IS THE PREMIUM THAT MUST BE PAID TO KEEP A REGENT 2000 POLICY IN FORCE?
     Like traditional life insurance policies, a Regent 2000 Policy requires the payment of periodic premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your Regent 2000 Policy becomes effective.

     The distinction between traditional life policies and a Regent 2000 Policy is that a Regent 2000 Policy will not lapse simply because premium payments are not made according to that payment schedule. However, a Regent 2000 Policy will lapse, even if scheduled premium payments are made, if the Net Cash Surrender Value of your Regent 2000 Policy falls below zero or premiums paid do not, in the aggregate, equal the premium necessary to satisfy the Minimum Benefit or the Guaranteed Death Benefit requirements. (See the section on Premiums.)

HOW ARE PREMIUMS PAID, PROCESSED AND CREDITED TO ME?
     Your Regent 2000 Policy will be issued after a completed application is accepted, and the initial premium payment is received, by ANLIC at its Administrative Office. ANLIC's Administrative Office is located at 5900 "O" Street, P.O. Box 82550, Lincoln, NE 68501. Your initial Net Premium will be

                                  REGENT 2000
allocated on the Issue Date to the Subaccount and/or the Fixed Account according to the selections you made in your application. If state or other applicable law or regulation requires return of at least your premium payments should you return the Policy pursuant to the Free-Look Privilege, your initial Net Premium will be allocated to the Money Market Subaccount. Thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or the Fixed Account according to the instructions in your application. You have the right to examine your Regent 2000 Policy and return it for a refund for a limited time, even after the Issue Date. (See the section on Issuance of a Policy.)

     You may make subsequent premium payments according to your Planned Periodic Premium schedule, although you are not required to do so. ANLIC will send premium payment notices to you according to any schedule you select. When ANLIC receives your premium payment at its Administrative Office, we will deduct any applicable Percent of Premium Charge for Taxes and the Net Premium will be allocated to the Subaccounts and/or the Fixed Account according to your selections. (See the sections on Premiums and Allocations of Premiums and Accumulation Value.)

     As already noted, Regent 2000 provides you considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the amount of the Minimum Premium, Guaranteed Death Benefit Premium and/or Net Policy Funding requirement needed to keep your Regent 2000 Policy in force; maximum premium limitations established under the Federal tax laws; and the impact that reduced premium payments may have on the Net Cash Surrender Value of your Regent 2000 Policy. (See the Section on Premiums.)

IS THE ACCUMULATION VALUE OF MY REGENT 2000 POLICY AVAILABLE WITHOUT SURRENDER?
     Yes. You may access the value of your Regent 2000 Policy in one of two ways. First, you may obtain a loan, secured by the Accumulation Value of your Regent 2000 Policy. The maximum interest rate on any such loan is 6% annually; the current rate is 5.5% annually. After the tenth Policy Anniversary, you may borrow against a limited amount of the Net Cash Surrender Value of your Regent 2000 Policy at a maximum annual interest rate of 4%; the current rate for such loans is 3.5% annually. (See the section on Loan Benefits.)

     You may also access the value of your Regent 2000 Policy by making a partial withdrawal. A partial withdrawal is not subject to Surrender Charges, but is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). (See the section on Partial Withdrawals.)


     Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account. (See the Summary section for the Fund Expense Summary.)


WHEN DOES MY REGENT 2000 POLICY TERMINATE?
     You may terminate your Regent 2000 Policy by surrendering the Policy while at least one Insured is alive for its Net Cash Surrender Value. As noted above, your Regent 2000 Policy will terminate if you fail to pay required premiums or maintain sufficient Net Cash Surrender Value to cover Policy charges. (See the sections on Surrender and Premiums.)

                                  REGENT 2000

                                   YEAR 2000

     Like other insurance companies and their separate accounts, ANLIC and Separate Account I could be adversely affected if the computer systems they rely upon do not properly process date-related information and data involving the years 2000 and after. This issue arose because both mainframe and PC-based computer hardware and software have traditionally used two digits to identify the year. For example, the year 1998 is input, stored and calculated as "98." Similarly, the year 2000 would be input, stored and calculated as "00." If computers assume this means 1900, it could cause errors in calculations, comparisons, and other computing functions.

     Like all insurance companies, ANLIC makes extensive use of dates and date calculations. We began a corporate-wide Year 2000 (Y2K) project in mid-1997. Our goal is to ensure that our computer systems continue to operate smoothly with no service disruptions before, during or after the year 2000.


     As of April 15, 2000, ANLIC has experienced no known Y2K problems. All of our computer application and operating systems had been updated for the year 2000 by July 31, 1999. Continuous testing and monitoring throughout the remainder of 1999 helped ANLIC continue to meet our contractual and service obligations to our customers. In addition to our internal efforts, ANLIC is working closely with vendors and other business partners to confirm that they too are addressing Y2K issues on a timely basis. In the event we or our service providers, vendors, financial institutions or others with which we conduct business, fail to be Y2K -- compliant, there would be a materially adverse effect on us.


     Certain vendors and/or business partners, due to their exposure to foreign markets, may face additional Y2K issues. Please see the Funds' prospectuses for information on the Funds' preparedness for Y2K.

                   ANLIC, THE SEPARATE ACCOUNT AND THE FUNDS

ACACIA NATIONAL LIFE INSURANCE COMPANY
     Acacia National Life Insurance Company ("ANLIC") is a stock life insurance company organized in the Commonwealth of Virginia. ANLIC was incorporated on December 9, 1974. ANLIC is currently licensed to sell life insurance in 46 states, and the District of Columbia.


     ANLIC is a wholly owned subsidiary of Acacia Life Insurance Company ("Acacia Life"), a District of Columbia stock company. Acacia is in turn a second tier subsidiary of Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company. The Administrative Offices of both ANLIC and Acacia Life are at 5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501. ANLIC's telephone number is 888-837-6791 and its website address is www.acaciagroup.com.



     On January 1, 1999, Ameritas Mutual Insurance Holding Company ("Ameritas Mutual"), a Nebraska mutual insurance holding company and Acacia Mutual Holding Corporation ("Acacia Mutual"), a District of Columbia mutual holding corporation merged and became Ameritas Acacia Mutual Holding Company ("Ameritas Acacia") a Nebraska mutual insurance holding company. Both Ameritas Acacia and Ameritas Holding Company, an intermediate holding company, are organized under the Nebraska Mutual Insurance Holding Company Act. Acacia Life Insurance Company, a subsidiary of Ameritas Holding Company is regulated by the District of Columbia Insurance Department. Ameritas Acacia and its subsidiaries had total assets at December 31, 1999 of over $6.3 billion and Acacia Life and its subsidiaries had total statutory assets as of December 31, 1999 of $1.7 billion.


THE SEPARATE ACCOUNT

     Acacia National Variable Life Insurance Separate Account I ("Separate Account I") was established under Virginia law on January 31, 1995. The assets of Separate Account I are held by ANLIC segregated from all of ANLIC's other assets, are not chargeable with liabilities arising out of any other business which ANLIC may conduct, and income, gains, or losses of ANLIC. Although the assets maintained in Separate Account I will not be charged with any liabilities arising out of ANLIC's other business, all obligations arising under the Policies are liabilities of ANLIC who will maintain assets in Separate Account I of a total market value at least equal to the reserve and other contract liabilities of Separate Account I. The Separate Account I will at all times contain assets equal to or greater than Accumulation


                                  REGENT 2000

Values invested in Separate Account I. Nevertheless, to the extent assets in Separate Account I exceed ANLIC's liabilities in Separate Account I, the assets are available to cover the liabilities of ANLIC's General Account. ANLIC may, from time to time, withdraw assets available to cover the General Account obligations.

     Separate Account I is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of Separate Account I. For state law purposes, Separate Account I is treated as a Division of ANLIC.

PERFORMANCE INFORMATION
     Performance information for the Subaccounts of Separate Account I and the Funds available for investment by Separate Account I may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. ANLIC may also provide a hypothetical illustration of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds for a sample Policy based on assumptions as to age, sex, and risk class of each Insured, and other Policy specific assumptions.

     ANLIC may also provide individualized hypothetical illustrations of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Separate Account I charges, including the Monthly Deduction, Percent of Premium Charge for Taxes, and the Surrender Charge. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Subaccounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

THE FUNDS

     There are currently 25 Subaccounts within the Separate Account I available to Policy Owners for new allocations. The assets of each Subaccount are invested in shares of a corresponding portfolio of one of the following mutual funds (collectively, the "Funds"): The Alger American Fund; Calvert Variable Series, Inc.; Deutsche Asset Management VIT Funds; Variable Insurance Products Fund; Variable Insurance Products Fund II; Franklin Templeton Variable Insurance Products Trust; Neuberger Berman Advisers Management Trust; Oppenheimer Variable Account Funds; and Van Eck Worldwide Insurance Trust. Each Fund is registered with the SEC under the Investment Company Act of 1940 as an open-end management investment company.



     Alger American, which is managed by Fred Alger Management, Inc. ("Alger"), offers the following portfolios: Alger American Growth, Alger American MidCap Growth, and Alger American Small Capitalization. Calvert Social, which is managed by Calvert Asset Management Company, Inc. ("CAMCO"), offers the following portfolios: Calvert Social Money Market, Calvert Social Small Cap Growth, Calvert Social Mid Cap Growth, Calvert Social International Equity, and Calvert Social Balanced. Bankers Trust Company ("Bankers") is the investment adviser for Deutsche VIT, which offers the following portfolios: Equity 500 Index Fund, Small Cap Index Fund, and EAFE Equity Index Fund. VIP, which is managed by Fidelity Research & Management Company ("Fidelity"), offers the following portfolios: VIP Equity-Income: Service Class 2 and VIP High Income:
Service Class 2. VIP II, also managed by Fidelity, offers the VIP II Contrafund:
Service Class 2. Templeton Investment Counsel, Inc. is the investment adviser for FTVIP, which offers the following portfolios: Templeton Asset Strategy
Fund -- Class 2 and Templeton International Securities Fund -- Class 2. AMT offers the following portfolios: Limited Maturity Bond, Growth, and Partners. The investment adviser for these AMT portfolios is Neuberger Berman Management Inc. ("NBMI"). NBMI retains Neuberger Berman, L.P., without cost to AMT, as subadviser. Oppenheimer Funds, which are managed by Oppenheimer Funds, Inc. ("Oppenheimer"), offers the following portfolios: Aggressive Growth Fund/VA, Capital Appreciation Fund/VA, Main Street Growth & Income Fund/VA, High Income Fund/VA, and Strategic Bond Fund/ VA. Van Eck Associates Corporation ("Van Eck") is the investment adviser for Van Eck Funds, which offers the following portfolio: Worldwide Hard Assets Fund.


                                  REGENT 2000

     The assets of each portfolio of the Funds are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

     The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectuses for each of the Funds, which must accompany or precede this Prospectus. All underlying fund information, including Fund prospectuses, has been provided to ANLIC by the underlying Funds. ANLIC has not independently verified this information. One or more of the Portfolios may employ investment techniques that involve certain risks, including investing in non-investment grade, high risk debt securities, entering into repurchase agreements and reverse repurchase agreements, lending portfolio securities, hedging instruments, interest rate swaps, engaging in "short sales against the box," investing in instruments issued by foreign banks, entering into firm commitment agreements and investing in warrants and restricted securities. For example, the Calvert Social Balanced Portfolio may invest up to 20% of its assets in non-investment grade obligations, commonly referred to as "junk bonds". Oppenheimer High Income Fund/VA may also invest in "junk bonds". In addition, certain of the portfolios may invest in securities of foreign issuers, such as the Calvert Variable Series, Inc. MidCap Portfolio which may invest up to 25% of its funds in foreign securities.


     Other portfolios invest primarily in the securities markets of developing nations. Investments of this type involve different risks than investments in more established economies, and will be affected by greater volatility of currency exchange rates and overall economic and political factors. Such portfolios include the Calvert Variable Series, Inc. Social International Equity Portfolio, and Van Eck Worldwide Hard Assets Fund Portfolio. The Van Eck Worldwide Hard Assets Fund will also invest at least 25% of its total assets in "Hard Assets" including precious metals, ferrous and non-ferrous metals, gas, petroleum, petrochemicals or other hydrocarbons, forest products, real estate and other basic non-agricultural commodities. It may invest up to 50% of its assets in any one of these sectors. Therefore it may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. Further information about the risks associated with investments in each of the Funds and their respective portfolios is contained in the prospectus relating to that Fund. These prospectuses, together with this prospectus, should be read carefully and retained.


     The investments in the Funds may be managed by Fund managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Funds. You should be aware that the Funds are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

     Each Policy owner should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Funds' various portfolios.

     Separate Account I will purchase and redeem shares from the Portfolios at the net asset value. Shares will be redeemed to the extent necessary for ANLIC to collect charges, pay the Surrender Values, partial withdrawals, and make policy loans or to transfer assets among Investment Options as you requested. Any dividend or capital gain distribution received is automatically reinvested in the corresponding Subaccount.

     Since each of the Funds is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies and variable annuity contracts, there is a possibility that a material conflict may arise between the interests of Separate Account I and one or more of the Separate Account is of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing its Separate Account is from the Funds, to resolve the matter. The risks of such mixed and shared funding are described further in the prospectuses of the Funds.

                                  REGENT 2000

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS' PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------
       PORTFOLIO                      INVESTMENT POLICIES                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------
  THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
    Alger American        Focuses on growing companies that generally    Seeks to provide long-term capital
      Growth Portfolio    have broad product lines, markets,             appreciation.
                          financial resources and depth of
                          management. Under normal circumstances, the
                          portfolio invests primarily in the equity
                          securities of large companies. The
                          portfolio considers a large company to have
                          a market capitalization of $1 billion or
                          greater.
-------------------------------------------------------------------------------------------------------------------
    Alger American        Focuses on midsize companies with promising    Seeks to provide long-term capital
      MidCap Growth       growth potential. Under normal                 appreciation.
      Portfolio           circumstances, the portfolio invests
                          primarily in the equity securities of
                          companies having a market capitalization
                          within the range of companies in the S&P
                          MidCap 400 Index.
-------------------------------------------------------------------------------------------------------------------
    Alger American Small  Focuses on small, fast-growing companies       Seeks to provide long-term capital
      Capitalization      that offer innovative products, services or    appreciation.
      Portfolio           technologies to a rapidly expanding
                          marketplace. Under normal circumstances,
                          the portfolio invests primarily in the
                          equity securities of small capitalization
                          companies. A small capitalization company
                          is one that has a market capitalization
                          within the range of the Russell 2000 Growth
                          Index or the S&P SmallCap 600 Index.
-------------------------------------------------------------------------------------------------------------------
  CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
    Social Money Market   Invests in high quality, money market          Seeks to provide current income by
      Portfolio           instruments, such as commercial paper,         investing in enterprises that make a
                          variable rate demand notes, corporate,         significant contribution to society
                          agency and taxable municipal obligations.      through their products and services and
                          All investments must comply with the SEC       through the way they do business.
                          money market fund requirements.*
-------------------------------------------------------------------------------------------------------------------
    Social Small Cap      Invests at least 65% of assets in the          Seeks to provide long-term capital
      Growth Portfolio    common stocks of small-cap companies.          appreciation by investing primarily in
                          Returns in the portfolio will be mostly        equity securities of companies that have
                          from the changes in the price of the           small market capitalizations.
                          portfolio's holdings (capital
                          appreciation). The portfolio currently
                          defines small-cap companies as those with
                          market capitalization of $1 billion or less
                          at the time the portfolio initially
                          invests.*
-------------------------------------------------------------------------------------------------------------------
    Social Mid Cap        Invests primarily in the common stocks of      Seeks to provide long-term capital
      Growth Portfolio    mid- size companies. Returns in the            appreciation by investing primarily in a
                          portfolio will be mostly from the changes      nondiversified portfolio of the equity
                          in the price of the portfolio's holdings       securities of mid-sized companies that are
                          (capital appreciation.) The portfolio          undervalued but demonstrate a potential
                          currently defines mid-cap companies as         for growth.
                          those within the range of market
                          capitalizations of the S&P's Mid-Cap 400
                          Index. Most companies in the Index have a
                          capitalization of $500 million to $10
                          billion.*
-------------------------------------------------------------------------------------------------------------------
    Social International  Invests primarily in the common stocks of      Seeks to provide a high total return
      Equity Portfolio    mid- to large-cap companies using a value      consistent with reasonable risk by
                          approach. The portfolio identifies those       investing primarily in a globally
                          countries with markets and economies that      diversified portfolio for equity
                          it believes currently provide the most         securities.
                          favorable climate for investing. The
                          portfolio invests primarily in more
                          developed economies and markets. No more
                          that 5% of Portfolio assets are invested in
                          the U.S.*
-------------------------------------------------------------------------------------------------------------------
    Social Balanced       Typically invests about 60% of its assets      Seeks to achieve a competitive total
      Portfolio           in stocks and 40% in bonds or other            return through an actively managed
                          fixed-income investments. Stock investments    portfolio of stocks, bonds and money
                          are primarily common stock in large-cap        market instruments which offer income and
                          companies, while the fixed-income              capital growth opportunity and which
                          investments are primarily a wide variety of    satisfy the investment and social
                          investment grade bonds.*                       criteria.
-------------------------------------------------------------------------------------------------------------------
                          *The portfolio invests with the philosophy
                          that long-term rewards to investors will
                          come from those organizations whose
                          products, services, and methods enhance the
                          human condition and the traditional
                          American values of individual initiative,
                          equality of opportunity and cooperative
                          effort. Investments are selected on the
                          basis of their ability to contribute to the
                          dual objectives of financial soundness and
                          social criteria.
-------------------------------------------------------------------------------------------------------------------

                                  REGENT 2000

-------------------------------------------------------------------------------------------------------------------
       PORTFOLIO                      INVESTMENT POLICIES                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------
  DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-------------------------------------------------------------------------------------------------------------------
    Equity 500 Index      The Fund will invest primarily in common       Seeks to match, before expenses, the risk
      Fund                stocks of companies that comprise the          and return characteristics of the S&P 500
                          Standard & Poor's 500 Composite Stock Price    Index.
                          Index ("S&P 500 Index(R)"), which
                          emphasizes stocks of large U.S. companies.
                          The Fund may also use stock index futures
                          and options.
-------------------------------------------------------------------------------------------------------------------
    Small Cap Index Fund  The Fund will invest primarily in common       Seeks to match, before expenses, the risk
                          stocks of companies that comprise the          and return characteristics of the Russell
                          Russell 2000 Small Stock Index ("Russell       2000 Index.
                          2000 Index(R)"), which emphasizes stocks of
                          small U.S. companies. The Fund may also use
                          stock index futures and options.
-------------------------------------------------------------------------------------------------------------------
    EAFE Equity Index     The Fund will invest primarily in common       Seeks to match, before expenses, the risk
      Fund                stocks of companies that comprise the          and return characteristics of the EAFE(R)
                          Morgan Stanley Capital International EAFE      Index.
                          Index(R) ("EAFE Index(R)"), which
                          emphasizes stocks of companies in major
                          markets in Europe, Australia and the Far
                          East. The Fund may also use stock index
                          futures and options.
-------------------------------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-------------------------------------------------------------------------------------------------------------------
    VIP Equity-Income     Investing at least 65% in income-producing     Seeks reasonable income. Will also
      Service Class 2     equity securities, which tends to lead to      consider the potential for capital
                          investments in large cap "value" stocks.       appreciation. Seeks a yield which exceeds
                                                                         the composite yield on the securities
                                                                         comprising the Standard & Poor's 500.
-------------------------------------------------------------------------------------------------------------------
    VIP High Income:      Investing at least 65% of total assets in      Seeks a high level of current income while
      Service Class 2     income- producing debt securities,             also considering growth of capital.
                          preferred stocks and convertible
                          securities, with an emphasis on lower-
                          quality debt securities.
-------------------------------------------------------------------------------------------------------------------
    VIP II Contrafund:    Investing primarily in common stocks.          Seeks long-term capital appreciation.
      Service Class 2     Investing in securities of companies whose
                          value it believes is not fully recognized
                          by the public.
-------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------
    Templeton Asset       The fund will invest in equity securities      High total return.
      Strategy            of companies of any nation, debt securities
                          of companies and governments of any nation,
                          and in money market instruments.
-------------------------------------------------------------------------------------------------------------------
    Templeton             The fund will invest in the equity             Long-term capital growth.
      International       securities of companies located outside the
      Securities          U.S., including emerging markets.
-------------------------------------------------------------------------------------------------------------------
  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
    Limited Maturity      The portfolio will invest in a diversified     Seeks to provide the highest current
      Bond Fund           portfolio of fixed and variable debt           income consistent with low risk to
                          securities and seeks to increase income and    principal and liquidity.
                          preserve or enhance total return by
                          actively managing average portfolio
                          maturity in light of market conditions and
                          trends.
-------------------------------------------------------------------------------------------------------------------
    Growth Portfolio      The portfolio invests mainly in common         Seeks growth of capital.
                          stocks of mid-cap companies. It does not
                          seek to invest in securities that pay
                          dividends or interest, and such income is
                          incidental.
-------------------------------------------------------------------------------------------------------------------
    Partners Portfolio    Principal series investments are common        Seeks capital growth.
                          stock of mid-to large-cap companies.
-------------------------------------------------------------------------------------------------------------------


                                  REGENT 2000

-------------------------------------------------------------------------------------------------------------------
       PORTFOLIO                      INVESTMENT POLICIES                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------
  OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------
    Oppenheimer           The portfolio will invest in securities of     Seeks to achieve capital appreciation, by
      Aggressive Growth   companies believed to have relatively          investing in "growth-type" companies.
      Fund/VA             favorable long-term prospects for
                          increasing demand for their goods or
                          services, or to be developing new products,
                          services or markets, and normally retain a
                          relatively larger portion of their earnings
                          for research, development and investment in
                          capital assets.
-------------------------------------------------------------------------------------------------------------------
    Oppenheimer Capital   The portfolio will emphasize investments in    Seeks capital appreciation by investing in
      Appreciation        securities of well-known and established       securities of well known established
      Fund/VA             companies. Such securities generally have a    companies.
                          history of earnings and dividends and are
                          issued by seasoned companies.
-------------------------------------------------------------------------------------------------------------------
    Oppenheimer Main      Its equity investments may include common      Seeks a high total return (which includes
      Street Growth &     stocks, preferred stocks, convertible          growth in the value of its shares as well
      Income Fund/VA      securities and warrants. Its debt              as current income) from equity and debt
                          securities may include U.S. government         securities.
                          securities, foreign securities, and foreign
                          and domestic corporate bonds, notes, and
                          debentures.
-------------------------------------------------------------------------------------------------------------------
    Oppenheimer High      Investments in high yield fixed-income         Seeks a high level of current income.
      Fund/VA             securities (including long-term debt and
                          preferred stock issues, including
                          convertible securities) believed by the
                          Manager not to involve undue risk. Fund
                          will assume certain risks in seeking high
                          yield including securities in the lower
                          ratings categories, commonly known as "junk
                          bonds".
-------------------------------------------------------------------------------------------------------------------
    Oppenheimer           Income is principally derived from interest    Seeks a high level of current income by
      Strategic Bond      on debt securities and the Fund seeks to       investing primarily in a diversified
      Fund/VA             enhance such income by writing covered call    portfolio of high yield fixed-income
                          options on debt securities. The Fund           securities.
                          intends to invest primarily in (i) foreign
                          government and corporate debt securities
                          (ii) U.S. government securities, and (iii)
                          lower-rated high yield domestic debt
                          securities, commonly known as junk bonds.
-------------------------------------------------------------------------------------------------------------------
  VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
    Worldwide Hard        The Worldwide Hard Assets Fund will invest     Seeks long-term capital appreciation by
      Assets Fund         at least 65% of its assets in "hard asset      investing globally, primarily in "hard
                          securities," defined as securities of          assets" securities. Income is a secondary
                          companies that derive at least 50% of gross    consideration.
                          revenue or profit from exploration,
                          development, production or distribution of
                          precious metals, natural resources, real
                          estate or commodities. The fund may
                          concentrate as much as 50% of its assets in
                          any single "hard asset" sector.
-------------------------------------------------------------------------------------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
     ANLIC reserves the right, subject to applicable law, to add, delete, combine or substitute investments in Separate Account I if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Fund's objectives or restrictions, or for some other reason. ANLIC may operate Separate Account I as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other ANLIC separate accounts. ANLIC may also transfer the assets of Separate Account I to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

     If any changes are made, ANLIC may, by appropriate endorsement, change the policy to reflect the changes. In addition, ANLIC may, when permitted by law, restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to Separate Account I. ANLIC will determine the basis for making any new Subaccounts available to existing Policy Owners.

You will be notified of any material change in the investment policy of any Fund in which you have an interest.

                                  REGENT 2000

FIXED ACCOUNT
     You may elect to allocate all or a portion of your Net Premium payments to the Fixed Account, and you may also transfer monies between Separate Account I and the Fixed Account. (See the section on Transfers.)

     Payments allocated to the Fixed Account and transferred from Separate Account V to the Fixed Account are placed in ANLIC's General Account. The General Account includes all of ANLIC's assets, except those assets segregated in ANLIC's separate accounts. ANLIC has the sole discretion to invest the assets of the General Account, subject to applicable law. ANLIC bears an investment risk for all amounts allocated or transferred to the Fixed Account, plus interest credited thereto, less any deduction for charges and expenses. The Policy Owner bears the investment risk that the declared rate, described below, will fall to a lower rate after the expiration of a declared rate period. Because of exemptions and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest in it is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy; however, these disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

     ANLIC guarantees that it will credit interest at a declared rate of at least 3.5%. ANLIC may, at its discretion, set a higher declared rate(s). Each month ANLIC will establish the declared rate for the Policies with a Policy Date or Policy Anniversary Date in that month. Each month is assumed to have 30 days, and each year to have 360 days for purposes of crediting interest on the Fixed Account. The Policy Owner will earn interest on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month in which the Policy was issued, which rate is guaranteed for the remainder of the first Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy Anniversary. Declared interest rates may increase or decrease from previous periods, but will not fall below 3.5%. ANLIC reserves the right to change the declaration practice, and the period for which a declared rate will apply.

                                POLICY BENEFITS

     The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from ANLIC.

PURPOSES OF THE POLICY
     The Policy is designed to provide the Policy owner with both lifetime insurance protection and flexibility in the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

     You are not required to pay scheduled premiums to keep the Policy in force, but you may, subject to certain limitations, vary the frequency and amount of premium payments. You also may adjust the level of Death Benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. An increase in the Specified Amount will increase both the Minimum Premium and the Guaranteed Death Benefit Premium required. If the Specified Amount is decreased, however, the Minimum Premium and Guaranteed Death Benefit Premium will not decrease. Thus, as insurance needs or financial conditions change, you have the flexibility to adjust life insurance benefits and vary premium payments.

     The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of Separate Account I. Thus the Policy owner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid, depending upon the

                                  REGENT 2000
investment experience of Separate Account I. If the Minimum Premium or Guaranteed Death Benefit Premium is satisfied by Net Policy Funding, ANLIC will keep the Policy in force during the appropriate period and provide a Death Benefit. In certain instances, this Net Policy Funding will not, after the payment of Monthly Deductions, generate positive Net Cash Surrender Values.

DEATH BENEFIT PROCEEDS
     As long as the Policy remains in force, ANLIC will pay the Death Benefit Proceeds of the Policy upon Satisfactory Proof of Death, according to the Death Benefit option in effect at the time of the Second Death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Second Death occurs. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See the section on Payment Options.) There is no benefit payable on the death of the first Insured.

     Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries you specified in the application or as subsequently changed. If you do not choose a Beneficiary, the proceeds will be paid to you, as the Policy owner, or to your estate.

DEATH BENEFIT OPTIONS
     The Policy provides two Death Benefit options. The Policy owner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force. (See the section on Policy Lapse and Reinstatement.) The minimum initial Specified Amount is $100,000. The Net Amount at Risk for Option A will generally be less than the Net Amount at Risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

OPTION A.

                                    [GRAPH]
(OMITTED GRAPHIC ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.)

                   Death Benefit Option A. Pays a Death Benefit
              equal to the Specified Amount or the Accumulation
              Value multiplied by the Death Benefit percentage (as illustrated at Point A) whichever is greater.

     Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value at the Second Death. The applicable percentage is 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and at Attained Age 90 is 105%. The applicable percentage will never be less than 101%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policy owners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

                                  REGENT 2000

OPTION B.

                                    [GRAPH]
(OMITTED GRAPHIC ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIC AMOUNT AND THE ACCUMULATION VALUE.)

                   Death Benefit Option B. Pays a Death Benefit
              equal to the Specified Amount plus the Policy's Accumulation Value or the Accumulation Value multiplied by the Death Benefit percentage, whichever is greater.

     Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value at the Second Death. The applicable percentage is the same as under Option A: 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount.). Policy owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

     CHANGE IN DEATH BENEFIT OPTION. The Death Benefit option may be changed once per year after the first Policy Year by sending ANLIC a written request. The effective date of such a change will be the Monthly Activity Date on or following the date the change is approved by ANLIC. A change may have federal tax consequences.

     If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change less the Accumulation Value as of the date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

     No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the Cost of Insurance because this charge varies depending on the Net Amount at Risk. Changing from Option B to Option A generally will decrease the Net Amount at Risk in the future, and will therefore decrease the Cost of Insurance. Changing from Option A to Option B generally will result in an increase in the Cost of Insurance over time because the Cost of Insurance rate will increase with the ages of the Insureds, even though the Net Amount at Risk will generally remain level. (See the sections on Charges and Deductions and Federal Tax Matters.)

     CHANGE IN SPECIFIED AMOUNT. Subject to certain limitations, after the first Policy Year, a Policy owner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount affects the Net Amount at Risk, which affects the Cost of Insurance and may have federal tax consequences. (See the sections on Charges and Deductions and Federal Tax Matters.)

     Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or following the date a written request is approved by ANLIC. The Specified Amount of a Policy may be changed only once per year and ANLIC may limit the size of a change in a Policy Year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000. In addition, if a decrease in the Specified Amount makes the Policy not comply with the maximum premium limits required by federal tax law, the decrease may be limited or the Accumulation Value may be returned to you, at your election, to the extent necessary to meet the requirements. (See the section on Premiums.)

                                  REGENT 2000

     Increases in the Specified Amount will be allowed after the first Policy Year. For an increase in the Specified Amount, you must submit a written supplemental application. ANLIC may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. (See the section on Premiums upon Increases in Specified Amount.) The minimum amount of any increase is $50,000, and an increase cannot be made if either Insured was over age 85 on the previous Policy Anniversary Date. An increase in the Specified Amount will also increase Surrender Charges. An increase in the Specified Amount during the time either the Minimum Benefit or the Guaranteed Death Benefit provision is in effect will increase the respective premium requirements. (See the section on Charges and Deductions.)

METHODS OF AFFECTING INSURANCE PROTECTION
     You may increase or decrease the pure insurance protection provided by a Policy -- the difference between the Death Benefit and the Accumulation
Value -- in several ways as your insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a partial withdrawal of the Policy's Accumulation Value. Certain of these changes may have federal tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

DURATION OF THE POLICY
     The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the Monthly Deduction or if the Minimum Benefit or Guaranteed Death Benefit provision is in effect. (See the section on Charges from Accumulation Value.) However, when the Net Cash Surrender Value is insufficient to pay the Monthly Deduction and the Grace Period expires without an adequate payment by the Policy owner, the Policy will lapse and terminate without value. (See the section on Policy Lapse and Reinstatement.)

ACCUMULATION VALUE
     The Accumulation Value will reflect the investment performance of the chosen Investment Options, the Net Premiums paid, any partial withdrawals, and the charges assessed in connection with the Policy. A Policy owner may Surrender the Policy at any time and receive the Policy's Net Cash Surrender Value. (See the section on Surrenders.) There is no guaranteed minimum Accumulation Value.

     Accumulation Value is determined on each Valuation Date. On the Issue Date, the Accumulation Value will equal the portion of any Net Premium allocated to the Investment Options, reduced by the portion of the first Monthly Deduction allocated to the Investment Options. (See the section on Allocation of Premiums and Accumulation Value.) Thereafter, on each Valuation Date, the Accumulation Value of the Policy will equal:

     (1) The aggregate values belonging to the Policy in each of the Subaccounts on the Valuation Date, determined by multiplying each Subaccount's unit value by the number of Subaccount units you have allocated to the Policy; plus

     (2) The value of allocations to the Fixed Account; plus

     (3) Any Accumulation Value impaired by Outstanding Policy Debt held in the General Account; plus

     (4) Any Net Premiums received on that Valuation Date; less

     (5) Any partial withdrawal, and its charge, made on that Valuation Date;
         less

     (6) Any Monthly Deduction to be made on that Valuation Date; less

     (7) Any federal or state income taxes charged against the Accumulation
         Value.

     In computing the Policy's Accumulation Value on the Valuation Date, the number of Subaccount units allocated to the Policy is determined after any transfers among Investment Options (and deduction of transfer charges), but before any other Policy transactions, such as receipt of Net Premiums and partial

                                  REGENT 2000
withdrawals. Because the Accumulation Value depends on a number of variables, a Policy's Accumulation Value cannot be predetermined.

     THE UNIT VALUE. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount is calculated by:

     (1) multiplying the net asset value per share of each Fund portfolio on the Valuation Date times the number of shares held by that Subaccount, before the purchase or redemption of any shares on that Valuation Date; minus

     (2) a charge for mortality and expense risk at an annual rate of 0.75% in Policy Years 1-15, decreasing to 0.30% thereafter; minus

     (3) a charge for administrative service expenses at an annual rate of 0.15%; and

     (4) dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that Valuation Date.

(See the section on Daily Charges Against the Separate Account I.)

     VALUATION DATE AND VALUATION PERIOD. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The Net Asset Value for each Fund Portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

PAYMENT OF POLICY BENEFITS
     Death Benefit Proceeds under the Policy will usually be paid within seven days after ANLIC receives Satisfactory Proof of Death. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Policy owner may decide the form in which Death Benefit Proceeds will be paid. While at least one Insured is alive, the Policy owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. If no election is made, ANLIC will pay Death Benefit Proceeds or Accumulation Value Benefits in a lump sum. When Death Benefit Proceeds are payable in a lump sum and no election for an optional method of payment is in force at the Second Death the Beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

     PAYMENT OPTIONS FOR DEATH BENEFIT PROCEEDS. The minimum amount of each payment is $100. If a payment would be less than $100, ANLIC has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, Death Benefit Proceeds will be transferred to ANLIC's General Account. ANLIC may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:

     INTEREST PAYMENT OPTION. ANLIC will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by ANLIC.

     FIXED AMOUNT PAYABLE OPTION. Each payment will be for an agreed fixed amount. Payments continue until the amount ANLIC holds runs out.

     FIXED PERIOD PAYMENT OPTION. Equal payments will be made for any period selected up to 20 years.

     LIFETIME PAYMENT OPTION. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.

                                  REGENT 2000

     JOINT LIFETIME PAYMENT OPTION. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.

     As an alternative to the above payment options, Death Benefits Proceeds may be paid in any other manner approved by ANLIC. Further, one of ANLIC's affiliates may make payments under the above payment options. If an affiliate makes the payment, it will do so according to the request of the Policy owner, using the rules set out above.

                                 POLICY RIGHTS

LOAN BENEFITS
     LOAN PRIVILEGES. The Policy owner may borrow an amount up to the current Net Cash Surrender Value less twelve times the most recent Monthly Deduction, at regular or reduced loan rates (described below). Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while at least one Insured is living. Policy owners in certain states may borrow 100% of the Net Cash Surrender Value after deducting Monthly Deductions and any interest on Policy loans that will be due for the remainder of the Policy Year. Loans may have tax consequences. (See the section on Federal Tax Matters).

     LOAN INTEREST. ANLIC charges interest to Policy owners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year; currently the interest rate on regular Policy loans is 5.5%. Each year after the tenth Policy Anniversary Date, the Policy owner may borrow a limited amount of the Net Cash Surrender Value at a reduced interest rate. For those loans, interest will accrue on a daily basis at a rate of up to 4% per year; the current reduced loan rate is 3.5%. The amount available at the reduced loan rate is (1) the Accumulation Value, minus (2) total premiums paid minus any partial withdrawals previously taken , and minus (3) the portion of any Outstanding Policy Debt held at a reduced loan rate. However, this amount may not exceed the maximum loan amount described above. (See the section on Loan Privileges.) If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. The Policy owner earns 3.5% interest on the Accumulation Values held in the General Account securing the loans.

     EFFECT OF POLICY LOANS. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Accumulation Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options. In any Policy Year that loan interest is not paid when due, ANLIC will add the interest due to the principal amount of the Policy loan on the next Policy Anniversary. This loan interest due will be transferred from the Investment Options as set out above. No charge will be made for these transfers. A Policy loan will permanently affect the Accumulation Value and may permanently affect the amount of the Death Benefits, even if the loan is repaid. Policy loans will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

     Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy Anniversary in the same proportion that Net Premiums are being allocated to those Investment Options at the time. Upon repayment of loan amounts, the portion of the repayment allocated in accordance with the repayment of loan provision (see below) will be transferred to increase the Accumulation Value in that Investment Option.

     OUTSTANDING POLICY DEBT. The Outstanding Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Outstanding Policy Debt exceeds the Accumulation Value less any Surrender Charge and any Accrued Expense Charges, the Policy owner must pay the excess. ANLIC will send a notice of the amount which must be paid. If you do not make the required payment within the 61 days after ANLIC sends the notice, the Policy will terminate without value ("lapse".) Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. You may lower the risk of a Policy lapsing while loans are outstanding as a result of a

                                  REGENT 2000
reduction in the market value of investments in the Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should you experience a substantial reduction, you may need to lower anticipated withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid Policy lapse. A lapsed Policy may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

     REPAYMENT OF LOAN. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of the debt only if the Policy owner so requests. As a loan is repaid, the Accumulation Value in the General Account securing the repaid loan will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment.

SURRENDERS
     At any time while at least one Insured is alive, the Policy owner may withdraw a portion of the Accumulation Value or Surrender the Policy by sending a written request to ANLIC. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period when the Surrender request is received at ANLIC's Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See the section on Postponement of Payments.) SURRENDERS MAY HAVE TAX CONSEQUENCES. Surrenders may be subject to Surrender Charges. (See the section on Surrender Charge.) Once a Policy is Surrendered, it may not be reinstated. (See the section on Tax Treatment of Policy Proceeds.)

     If the Policy is being Surrendered in its entirety, the Policy itself must be returned to ANLIC along with the request. ANLIC will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a total Surrender. A Policy owner may elect to have the amount paid in a lump sum or under a payment option. (See the section on Payment Options.)

PARTIAL WITHDRAWALS
     Partial withdrawals are irrevocable. The amount of a partial withdrawal may not be less than $500. The Net Cash Surrender Value after a partial withdrawal must be the greater of $1,000 or an amount sufficient to maintain the Policy in force for the remainder of the Policy Year.

     The amount paid will be deducted from the Investment Options according to your instructions when you request the withdrawal. However, the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options.

     The Death Benefit will be reduced by the amount of any partial withdrawal and may affect the way the Cost of Insurance is calculated and the amount of pure insurance protection under the Policy. (See the sections on Monthly Deduction -- Cost of Insurance and Death Benefit Options -- Methods of Affecting Insurance Protection.) If Death Benefit option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

     A fee which does not exceed the lesser of $50 or 2% of the amount withdrawn is deducted from the Accumulation Value. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See the section on Partial Withdrawal Charge.) Partial withdrawals will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

TRANSFERS

     Accumulation Value may be transferred among the Subaccounts of Separate Account I and to the Fixed Account as often as desired. However, you may make only one transfer out of the Fixed Account per Policy Year. We may limit the transfer period to the 30 days following the Policy Anniversary Date. The transfers may be ordered in person, by mail, by telephone or, when available, through our website. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. The first 15 transfers per Policy Year will be permitted free of charge. After that, a transfer charge of $10 may be imposed each additional time amounts are transferred. Currently, no charge is imposed for


                                  REGENT 2000
additional transfers. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. (See the section on Transfer Charge.) Additional restrictions on transfers may be imposed at the Fund level. Specifically, Fund managers may have the right to refuse sales, or suspend or terminate the offering of portfolio shares, if they determine that such action is necessary in the best interests of the portfolio's shareholders. If a Fund manager refuses a transfer for any reason, the transfer will not be allowed. ANLIC will not be able to process the transfer if the Fund manager refuses. Transfers resulting from Policy loans will not be subject to a transfer charge and will not be counted towards the guaranteed 15 free transfers per Policy Year. ANLIC may at any time revoke or modify the transfer privilege, including the minimum amount transferable.

     Transfers out of the Fixed Account, unless part of the dollar cost averaging systematic program described below, are limited to one per Policy Year. We may limit the transfer period to the 30 days following the Policy Anniversary Date, as noted below. Transfers out of the Fixed Account are limited to the greater of (1) 25% of the Fixed Account attributable to the Policy; (2) the largest transfer made by the Policy owner out of the Fixed Account during the last 13 months; or (3) $1,000. This provision is not available while dollar cost averaging from the Fixed Account.


     The privilege to initiate transactions by telephone or through our website, when available, will be made available to Policy owners automatically. The registered representative designated on the application will have the authority to initiate telephone transfers. Policy owners who do not wish to authorize ANLIC to accept telephone transactions from their registered representative must so specify on the application. ANLIC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, ANLIC may be liable for any losses due to unauthorized or fraudulent instructions. The procedures ANLIC follows for transactions initiated by telephone include, but are not limited to, requiring the Policy owner to provide the Policy number at the time of giving transfer instructions; ANLIC's tape recording of all telephone transfer instructions; and ANLIC providing written confirmation of telephone transactions.



     When available procedures for making transfers through our website can be accessed at the Internet address stated in the Acacia National Life Insurance Company section of this prospectus.


SYSTEMATIC PROGRAMS
     ANLIC may offer systematic programs as discussed below. These programs will be subject to administrative guidelines ANLIC may establish from time to time. Transfers of Accumulation Value made pursuant to these programs will be counted in determining whether any transfer fee may apply. Lower minimum amounts may be allowed to transfer as part of a systematic program. No other separate fee is assessed when one of these options is chosen. All other normal transfer restrictions, as described above, also apply.

     You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. ANLIC reserves the right to modify, suspend or terminate such programs at any time. Use of systematic programs may be advantageous, and does not guarantee success.

     PORTFOLIO REBALANCING. Under the Portfolio Rebalancing program, you can instruct ANLIC to reallocate the Accumulation Value among the Subaccounts (but not the Fixed Account) on a systematic basis according to Your specified allocation instructions.

     DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, you can instruct ANLIC to automatically transfer, on a systematic basis, a predetermined amount or specified percentage from the Fixed Account or the Money Market Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account if each monthly transfer is no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established.

     EARNINGS SWEEP. This program permits systematic redistribution of earnings among Investment Options.


     For more information on asset allocation programs, see Appendix B.


                                  REGENT 2000

FREE-LOOK PRIVILEGE
     You may cancel the Policy within 10 days after you receive it, within 10 days after ANLIC delivers a notice of your right of cancellation, or within 45 days of completing Part I of the application, whichever is later. When allowed by state law, the amount of the refund is the net premiums allocated to the Investment Options, adjusted by investment gains and losses, plus the sum of all charges deducted from premiums paid. Otherwise, the amount of the refund will equal the gross premiums paid. To cancel the Policy, you should mail or deliver it to the selling agent, or to ANLIC at its Administrative Office. A refund of premiums paid by check may be delayed until the check has cleared your bank. (See the section on Postponement of Payments.)

                       PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY
     Individuals wishing to purchase a Policy must complete an application and submit it to ANLIC's Administrative Office ( 5900 "O" Street, P.O. Box 82550, Lincoln, Nebraska 68501). A Policy will generally be issued only to individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85, and both of whom supply satisfactory evidence of insurability to ANLIC. Acceptance is subject to ANLIC's underwriting rules, and ANLIC reserves the right to reject an application for any reason.

     The Policy Date is the effective date for all coverage in the original application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Policy Months. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) additional premiums or application amendments are needed. When there are additional requirements before issue (see below) the Policy Date will be the date the Policy is sent for delivery and the Issue Date will be the date the requirements are met.

     When all required premiums and application amendments have been received by ANLIC in its administrative Office, the Issue Date will be the date the Policy is mailed to you or sent to the agent for delivery to you. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the Policy receipt and federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received and available to ANLIC, and the application amendments are received and reviewed in ANLIC's Administrative Office. Your initial Net Premium will be allocated on the Issue Date to the Subaccounts and/or the Fixed Account according to the selections you made in your application. When state or other applicable law or regulation requires return of at least your premium payments if you return the Policy under the free- look privilege, your initial Net Premium will be allocated to the Money Market Subaccount. Then, thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in your application.

     Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if a lower Issue Age for either Insured results in lower Cost of Insurance Rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly deductions will be made for the period the Policy Date is backdated.

     Interim conditional insurance coverage may be issued prior to the Policy Date, provided that certain conditions are met, upon the completion of an application and the payment of the required premium at the time of the application. The amount of the interim coverage is limited to the smaller of (1) the amount of insurance applied for, or (2) $250,000. Premium will not be accepted with applications for coverage in amounts of $1,000,000 or more.

PREMIUMS
     No insurance will take effect before the initial premium payment is received by ANLIC in federal funds. The initial premium payment must be at least equal to the monthly Minimum Premium times one more than the number of months between the Policy Date and the Issue Date. Subsequent premiums are

                                  REGENT 2000
payable at ANLIC's Home Office. A Policy owner has flexibility in determining the frequency and amount of premiums. However, unless you have paid sufficient premiums to pay the Monthly Deduction and Percent of Premium Charge for Taxes, the Policy may have a zero Net Cash Surrender Value and lapse. Net Policy Funding, if adequate, may satisfy Minimum Premium and/or Guaranteed Death Benefit Premium requirements. (See the section on Policy Benefits, Purposes of the Policy.)

     PLANNED PERIODIC PREMIUMS. At the time the Policy is issued you may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. You may want to consider setting the Planned Periodic Premium no lower than the Guaranteed Death Benefit Premium to assure proper funding of the Guaranteed Death Benefit. You are not required to pay premiums according to this schedule. You have considerable flexibility to alter the amount and frequency of premiums paid. ANLIC reserves the right to limit the number and amount of additional or unscheduled premium payments.

     You may also change the frequency and amount of Planned Periodic Premiums by sending a written request to the Home Office, although ANLIC reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See the section on Duration of the Policy.) Unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect, even if Planned Periodic Premiums are paid, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay the Monthly Deduction, and the Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement.)

     PREMIUM LIMITS. ANLIC's current minimum premium limit is $45, $15 if paid by automatic bank draft. ANLIC currently has no maximum premium limit, other than the current maximum premium limits established by federal tax laws. ANLIC reserves the right to change any premium limit. In no event may the total of all premiums paid, both planned and unscheduled, exceed the current maximum premium limits established by federal tax laws. (See the section on Tax Status of the Policy.)

     If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limits, ANLIC will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limits allowed by law. ANLIC may require additional evidence of insurability if any premium payment would result in an increase in the Policy's Net Amount at Risk on the date the premium is received.

     PREMIUMS UPON INCREASES IN SPECIFIED AMOUNT. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policy owner, an additional premium payment may be required. ANLIC will notify you of any premium required to fund the increase, which premium must be made in a single payment. The Accumulation Value of the Policy will be immediately increased by the amount of the payment, less the applicable Percent of Premium Charge for Taxes.

ALLOCATION OF PREMIUMS AND ACCUMULATION VALUE
     ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Policy owner allocates Net Premiums to one or more Subaccounts and/or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation of future Net Premiums may be changed without charge by providing proper notification to the Home Office in writing or by telephone. If there is any Outstanding Policy Debt at the time of a payment, ANLIC will treat the payment as a premium payment unless you instruct otherwise by proper written notice.

     On the Issue Date, the initial Net Premium will be allocated to the Investment Options you selected. When state or other applicable law or regulation requires return of at least your premium payments if you return the Policy under the free-look privilege, the initial Net Premium will be allocated to the Money Market Subaccount for 13 days. Thereafter, the Accumulation Value will be reallocated to the Investment

                                  REGENT 2000

Options you selected. Premium payments received by ANLIC prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by ANLIC for the period from the date the payment has been converted into federal funds and is available to ANLIC. In no event will interest be credited prior to the Policy Date.

     The Accumulation Value of the Subaccounts will vary with the investment performance of these Subaccounts and you, as the Policy owner, will bear the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. You should periodically review your allocations of premiums and values in light of market conditions and overall financial planning requirements.

POLICY LAPSE AND REINSTATEMENT
     LAPSE. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period expires without a sufficient payment, unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. The Grace Period is 61 days from the date ANLIC mails a notice that the Grace Period has begun. ANLIC will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with ANLIC.

     The notice will specify the premium required to keep the Policy in force. The required premium will equal the lesser of (1) Monthly Deductions plus Percent of Premium Charge for Taxes for the three Policy Months after commencement of the Grace Period, plus projected loan interest that would accrue over that period, or (2) the premium required under the Minimum Benefit or Guaranteed Death Benefit provisions, if applicable, to keep the Policy in effect for three months from the commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Second Death occurs during the Grace Period, any overdue Monthly Deductions and Outstanding Policy Debt will be deducted from the Death Benefit Proceeds. (See the section on Charges and Deductions.)

     REINSTATEMENT. A lapsed Policy may be reinstated any time within three years (five years in Missouri) after the beginning of the Grace Period, provided both Insureds are living. We will reinstate your Policy based on the rating classes of the Insureds at the time of the reinstatement.

     Reinstatement is subject to the following:

     (1) Evidence of insurability of both Insureds satisfactory to ANLIC (including evidence of insurability of any person covered by a rider to reinstate the rider);

     (2) Any Outstanding Policy Debt on the date of lapse will be reinstated with interest due and accrued;

     (3) The Policy cannot be reinstated if it has been Surrendered for its full Net Cash Surrender Value;

     (4) The minimum premium required at reinstatement is the greater of:

        (a) the amount necessary to raise the Net Cash Surrender Value as of the date of reinstatement to equal to or greater than zero; or

        (b) three times the current Monthly Deduction.

     The amount of Accumulation Value on the date of reinstatement will equal:

     (1) the amount of the Net Cash Surrender Value on the date of lapse, increased by

     (2) the premium paid at reinstatement, less

     (3) the Percent of Premium Charge for Taxes, plus

     (4) that part of the Surrender Charge that would apply if the Policy were Surrendered on the date of reinstatement.

     The last addition to the Accumulation Value is designed to avoid duplicate Surrender Charges. The original Policy Date, and the dates of increases in the Specified Amount (if applicable), will be used for

                                  REGENT 2000
purposes of calculating the Surrender Charge. If any Outstanding Policy Debt is reinstated, that debt will be held in ANLIC's General Account. Accumulation Value calculations will then proceed as described under the section on Accumulation Value.

     The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by ANLIC of the application for reinstatement.

                             CHARGES AND DEDUCTIONS

     Charges will be deducted in connection with the Policy to compensate ANLIC for: (1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy and payment of applicable taxes; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

DEDUCTIONS FROM PREMIUM PAYMENTS
     PERCENT OF PREMIUM CHARGE FOR TAXES. A deduction of up to 3% of the premium is made from each premium payment; currently the charge is 2.25%. The deduction is intended to partially offset the premium taxes imposed by the states and their subdivisions, and to help defray the tax cost due to capitalizing certain policy acquisition expenses as required under applicable federal tax laws. (See the section on Federal Tax Matters.) ANLIC does not expect to derive a profit from the Percent of Premium Charge for Taxes.

CHARGES FROM ACCUMULATION VALUE
     MONTHLY DEDUCTION. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate ANLIC for administrative expenses and insurance provided. These charges will be allocated from the Investment Options in accordance with your instructions. If no instructions are given the charges will be allocated prorata among the Investment Options. Each of these charges is described in more detail below.

     ADMINISTRATIVE EXPENSE CHARGE. To compensate ANLIC for the ordinary administrative expenses expected to be incurred in connection with a Policy, the Monthly Deduction includes a level per policy charge plus a charge per $1000 of Specified Amount. For Specified Amounts between $100,000 and $999,999, the charge is currently $16 per month in Policy Years 1-5 and $8 per month thereafter; for Specified Amounts between $1,000,000 and $4,999,999, the charge is currently $8 per month in Policy Years 1-5 and $4 per month thereafter; currently there is no charge for Specified Amounts $5,000,000 or greater. In addition, for all Specified Amounts there currently is a charge of up to $.10 per month per $1000 of Specified Amount, depending on the younger Insured's Issue Age. For Issue Ages 20-44, the rate is $.10, for Issue Ages 45-64, the rate $.08, and for Issue Ages 65 and over, the rate is $.05. At the current time we anticipate that the charge per $1,000 of Specified Amount will reduce to $0 in year 6. The Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $16 per month plus $.10 per month per $1000 of Specified Amount. ANLIC does not expect to make any profit from the Administrative Expense Charge.

     COST OF INSURANCE. Because the Cost of Insurance depends upon several variables, the cost for each Policy Month can vary from month to month. ANLIC will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance Rate by the Net Amount at Risk for each Policy Month.

     COST OF INSURANCE RATE. The Annual Cost of Insurance Rates are based on the Issue Age, sex and risk class of each Insured and the Policy duration. The rates will vary depending upon tobacco use and other risk factors. The rates will be based on ANLIC's expectations of future experience with regard to mortality, interest, persistency, and expenses, but will not exceed the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the Policy. The guaranteed rates for standard rating classes are calculated from the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. The guaranteed rates for the table-rated substandard Insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to one or both Insureds to reflect higher mortality risk. Because the Death Benefit is payable at the Second Death only,

                                  REGENT 2000
one-half of each applicable flat extra rating will be added to adjust the Cost of Insurance Rate. Any change in the Cost of Insurance Rates will apply to all Insureds of the same age, sex, risk class and whose Policies have been in effect for the same length of time. The Cost of Insurance Rates, Surrender Charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a sex-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

     The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

     RATING CLASS. The rating class of each Insured will affect the Cost of Insurance Rate. ANLIC currently places Insureds into both standard rating classes and substandard rating classes that involve a higher mortality risk. In an otherwise identical Policy, Insureds in the standard rating class will have a lower Cost of Insurance Rate than when either or both Insureds are in a rating class with higher mortality risks.

SURRENDER CHARGE
     If a Policy is Surrendered on or before the 14th Policy Anniversary Date, ANLIC will assess a Surrender Charge as shown in the schedule pages of the Policy. The initial Surrender Charge is calculated based on the Issue Age, sex and risk class of each Insured, and the Specified Amount of the Policy. The Surrender Charge, if applicable, will be applied according to the following schedule. Because the Surrender Charge may be significant upon early Surrender, prospective Policy owners should purchase a Policy only if they do not intend to Surrender the Policy for a substantial period.

     The maximum Surrender Charge on a Policy we issue is $60 per $1,000 of Specified Amount.

                  PERCENT OF INITIAL
              SURRENDER CHARGE THAT WILL
POLICY YEAR    APPLY DURING POLICY YEAR
-----------   --------------------------
  1-5                    100%
   6                      90%
   7                      80%
   8                      70%
   9                      60%
  10                      50%

                  PERCENT OF INITIAL
              SURRENDER CHARGE THAT WILL
POLICY YEAR    APPLY DURING POLICY YEAR
-----------   --------------------------
  11                      40%
  12                      30%
  13                      20%
  14                      10%
  15+                      0%

     No Surrender Charge will be assessed on decreases in the Specified Amount of the Policy or partial withdrawals of Accumulation Value. ANLIC will, however, require additional Surrender Charges due to increases in Specified Amount. The initial Surrender Charge applicable to the increase in the Specified Amount will equal the initial Surrender Charge for the original Specified Amount, multiplied by the ratio of the increase in Specified Amount to the original Specified Amount. Surrender Charges on increases in Specified Amount will be applied with respect to Surrenders within 14 years of the date of the increase according to the same grading schedule as for the original Specified Amount.

     TRANSFER CHARGE. Currently there is no charge for transfers among the investment options in excess of fifteen per Policy Year. A charge of $10 (guaranteed not to increase) for each transfer in excess of 15 may be imposed to compensate ANLIC for the costs of processing the transfer. Since the charge reimburses ANLIC only for the cost of processing the transfer, ANLIC does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy owner is invested. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights.

     PARTIAL WITHDRAWAL CHARGE. A charge will be imposed for each partial withdrawal. This charge will compensate ANLIC for the administrative costs of processing the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required because of the partial withdrawal. This charge is currently the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn). No Surrender Charge is assessed on a partial withdrawal and a partial withdrawal charge is not assessed when a Policy is Surrendered.

                                  REGENT 2000

DAILY CHARGES AGAINST THE SEPARATE ACCOUNT

     A daily Mortality and Expense Risk Charge will be deducted from the value of the net assets of Separate Account I to compensate ANLIC for mortality and expense risks assumed in connection with the Policy. This daily charge from Separate Account I is at the rate of 0.002049% (equivalent to an annual rate of
 .75%) for Policy Years 1-15 and .000820% (equivalent to an annual rate of .30%) thereafter. The daily charge will be deducted from the net asset value of Separate Account I, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No Mortality and Expense Risk Charges will be deducted from the amounts in the Fixed Account.


     ANLIC believes that this level of charge is within the range of industry practice for comparable survivorship flexible premium variable universal life policies. The mortality risk assumed by ANLIC is that Insureds may live for a shorter time than calculated, and that the aggregate amount of Death Benefits paid will be greater than initially estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

     An Asset-Based Administrative Expense Charge will also be deducted from the value of the net assets of Separate Account I on a daily basis. This charge is applied at a rate of 0.000409% (equivalent to .15% annually). No Asset-Based Administrative Expense Charge will be deducted from the amounts in the Fixed Account.


     Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account. (See the Summary section for the Fund Expense Summary.)



     Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.


     ANLIC may receive administrative fees from the investment advisers of certain Funds. ANLIC currently does not assess a separate charge against Separate Account I or the Fixed Account for any federal, state or local income taxes. ANLIC may, however, make such a charge in the future if income or gains within Separate Account I will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of ANLIC changes.

                               GENERAL PROVISIONS

     THE CONTRACT. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by ANLIC. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from ANLIC.

     CONTROL OF POLICY. The Policy owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policy owner, if living; otherwise to any successor-owner or owners, if living; otherwise to the estate of the last Policy owner to die.

     BENEFICIARY. Policy owners may name both primary and contingent Beneficiaries in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Second Death, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiaries of the next class; otherwise to the Policy owner; otherwise to the estate of the Policy owner.

                                  REGENT 2000

     CHANGE OF BENEFICIARY. The Policy owner may change the Beneficiary by written request at any time while at least one Insured is alive unless otherwise provided in the previous designation of Beneficiary. The change will take effect as of the date the change is recorded at the Home Office. ANLIC will not be liable for any payment made or action taken before the change is recorded.

     CHANGE OF POLICY OWNER OR ASSIGNMENT. In order to change the Policy owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with ANLIC at its Home Office. Any such assignment is subject to Outstanding Policy Debt. The change will take effect as of the date the change is recorded at the Home Office, and ANLIC will not be liable for any payment made or action taken before the change is recorded. Payment of Death Benefit Proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

     PAYMENT OF PROCEEDS. The Death Benefit Proceeds are subject first to any debt to ANLIC and then to the interest of any assignee of record. The balance of any Death Benefit Proceeds shall be paid in one sum to the designated beneficiary unless an Optional Method of Payment is selected. If no Beneficiary survives the Second Death, the Death Benefit Proceeds shall be paid in one sum to the Policy owner, if living; otherwise to any successor-owner, if living; otherwise to the Policy owner's estate. Any proceeds payable upon Surrender shall be paid in one sum unless an Optional Method of Payment is elected.

     INCONTESTABILITY. ANLIC cannot contest the Policy or reinstated Policy while at least one Insured is alive after it has been in force for two years from the Policy Date (or reinstatement effective date). After the Policy Date, ANLIC cannot contest an increase in the Specified Amount or addition of a rider while at least one Insured is alive, after such increase or addition has been in force for two years from its effective date. However, this two year provision shall not apply to riders with their own contestability provision. We may require proof prior to the end of the appropriate contestability period that both Insureds are living.

     MISSTATEMENT OF AGE AND SEX. If the age or sex of either Insured or any person insured by rider has been misstated, the amount of the Death Benefit and any added riders provided will be those that would be purchased by the most recent deduction for the Cost of Insurance and the cost of any additional riders at the correct age and sex of the Insureds. The Death Benefit Proceeds will be adjusted correspondingly.

     SUICIDE. The Policy does not cover suicide within two years of the Policy Date unless otherwise provided by a state's Insurance law. If either Insured, while sane or insane, commits suicide within two years after the Policy Date, ANLIC will pay only the premiums received less any partial withdrawals, the cost for riders and any outstanding Policy debt. If either Insured, while sane or insane, commits suicide within two years after the effective date of any increase in the Specified Amount, ANLIC's liability with respect to such increase will only be its total cost of insurance applicable to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.

     POSTPONEMENT OF PAYMENTS. Payment of any amount upon Surrender, partial withdrawal, Policy loans, benefits payable at the Second Death, and transfers may be postponed whenever: (1) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Policy owners; (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account I's net assets; or (4) Surrenders, loans or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policy owner's bank.

     REPORTS AND RECORDS. ANLIC will maintain all records relating to the Separate Account I and will mail to the Policy owner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, Outstanding Policy Debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost

                                  REGENT 2000
averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policy owner may receive confirmation of such transactions in their quarterly statements. The Policy owner should review the information in these statements carefully. All errors or corrections must be reported to ANLIC immediately to assure proper crediting to the Policy. ANLIC will assume all transactions are accurately reported on quarterly statements unless ANLIC is notified otherwise within 30 days after receipt of the statement. The Policy owner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.

     ADDITIONAL INSURANCE BENEFITS (RIDERS.) Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the Monthly Deduction.

          ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (LIVING BENEFIT
     RIDER.) Upon satisfactory Proof of Death of one Insured, and satisfactory proof of terminal illness of the last surviving Insured after the two-year contestable period, (no waiting period in certain states) ANLIC will accelerate the payment of up to 50% of the lowest scheduled Death Benefit as provided by eligible coverages, less an amount up to two guideline level premiums.

          Future premium allocations after the payment of the benefit must be allocated to the Fixed Account. Payment will not be made for amounts less than $4,000 or more than $250,000 on all policies issued by ANLIC or its affiliates that provide coverage on the surviving Insured. ANLIC may charge the lesser of 2% of the benefit or $50 as an expense charge to cover the costs of administration.

          Satisfactory proof of terminal illness of the last surviving Insured must include a written statement from a licensed physician who is not related to the Insured or the Policy owner stating that the Insured has a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in the death of the Insured in less than 12 months (6 months in certain states) from the date of the physician's statement. Further, the condition must first be diagnosed while the Policy is in force.

          The accelerated benefit first will be used to repay any Outstanding Policy Debt, and will also affect future loans, partial withdrawals, and Surrenders. The accelerated benefit will be treated as a lien against the Policy Death Benefit and will thus reduce the Death Benefit Proceeds. Interest on the lien will be charged at the Policy loan interest rate. There is no extra premium for this rider.

          ESTATE PROTECTION RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds during the first four Policy Years.

          FIRST-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of either of the two Insureds.

          SECOND-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds.

          TERM RIDER FOR COVERED INSURED. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of the rider Insured, as identified. The rider may be purchased on either Insured or an individual other than the Insureds.

          TOTAL DISABILITY RIDER. This rider provides for the payment by ANLIC of a disability benefit in the form of premiums while the Insured is disabled. The benefit amount may be chosen by the Policy owner at the issue of the rider. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from Accumulation Value. The rider may be purchased on either or both Insureds.

          POLICY SPLIT OPTION. This rider allows the Policy to be split into two individual policies, subject to evidence of insurability on both Insureds.

                                  REGENT 2000

                          DISTRIBUTION OF THE POLICIES

     The principal underwriter for the Policies is The Advisors Group, Inc ("TAG"). A second tier wholly owned subsidiary of Acacia Life Insurance Company and an affiliate of ANLIC. TAG is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers ("NASD"). ANLIC pays TAG for acting as the principal underwriter under an Underwriting Agreement.

     TAG offers its clients a wide variety of financial products and services and has the ability to execute stock and bond transactions on a number of national exchanges. TAG also serves as principal underwriter for ANLIC's variable annuities and variable life contracts. It also has executed selling agreements with a variety of mutual funds, issuers of unit investment trusts, and direct participation programs.


     The Policies are sold through Registered Representatives of TAG or other broker-dealers which have entered into selling agreements with ANLIC or TAG. These Registered Representatives are also licensed by state insurance officials to sell ANLIC's variable life policies. Each of the broker-dealers with a selling agreement is registered with the SEC and is a member of the NASD. In 1999, TAG received gross variable universal life compensation of $3,480,522 and retained $7,200 in underwriting fees, and $0 in brokerage commissions on ANLIC's variable universal life policies.


     Under these selling agreements, ANLIC pays commission to the broker-dealers, which in turn pay commissions to the Registered Representative who sells this Policy. During the first Policy Year, the commission may equal an amount up to 95% of the first year target premium paid plus the first year cost of any riders and 2% for premiums paid in excess of the first year target premium. For Policy Years two through four, the commission may equal an amount up to 2% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of .25% of the Accumulation Value beginning in the fifth Policy Year. Compensation arrangements may vary among broker-dealers. In addition, ANLIC may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered Representatives who meet certain production standards may receive additional compensation. ANLIC may reduce or waive the sales charge and/or other charges on any Policy sold to directors, officers or employees of ANLIC or any of its affiliates, employees and registered representatives of any broker dealer that has entered into a sales agreement with ANLIC or TAG and the spouses or children of the above persons. In no event will any such reduction or waiver be permitted where it would be unfairly discriminatory to any person.

                                 ADMINISTRATION

     ANLIC has contracted with Ameritas Life Insurance Corp. ("Ameritas"), having its principal place of business at 5900 "O" Street, Lincoln, Nebraska 68501 for it to provide ANLIC with certain administrative services for the Survivorship flexible premium variable life policies. Ameritas is an affiliate of ANLIC and a Member of the Ameritas Acacia Family of Companies. Pursuant to the terms of a Service Agreement, Ameritas will act as record keeping Service Agent for the policies and riders for an initial term of three years and any subsequent renewals thereof. Ameritas under the direction of ANLIC will perform Administrative functions including issuance of policies for reinstatement, term conversion, plan changes and guaranteed insurability options, generation of billing and posting of premium, computation of valuations, calculation of benefits payable, maintenance of administrative controls over all activities, correspondence, and data, and providing management reports to ANLIC.

                              FEDERAL TAX MATTERS

     The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes. (See discussion in the section on Deductions From Premium Payments -- Percent of Premium Charge for Taxes.) This discussion is based upon ANLIC's understanding of the relevant laws at the time of filing. Counsel and other competent tax advisors should be consulted for more complete information before a Policy is purchased. ANLIC makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue

                                  REGENT 2000

Service. Federal tax laws are subject to change and thus tax consequences to the Insureds, Policy owner or Beneficiary may be altered.

     (1) TAXATION OF ANLIC. ANLIC is taxed as a life insurance company under
         Part I of Subchapter L of the Internal Revenue Code of 1986, (the "Code"). At this time, since Separate Account I is not a separate entity from ANLIC, and its operations form a part of ANLIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of Separate Account I are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. ANLIC believes that Separate Account I net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.

              ANLIC does not currently expect to incur any federal income tax liability attributable to Separate Account I with respect to the sale of the Policies. Accordingly, no charge is being made currently to Separate Account I for federal income taxes. If, however, ANLIC determines that it may incur such taxes attributable to Separate Account I, it may assess a charge for such taxes against the Separate Account I.

              ANLIC may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against Separate Account I. If there is a material change in state or local tax laws, charges for such taxes attributable to Separate Account I, if any, may be assessed against Separate Account I.

     (2) TAX STATUS OF THE POLICY. The Code (Section 7702) includes a definition of a life insurance contract for federal tax purposes which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. While ANLIC believes that the Policy meets the statutory definition of a life insurance contract under Internal Revenue Code Section 7702 and should receive federal income tax treatment consistent with that of a fixed-benefit life insurance policy, the area of tax law relating to the definition of life insurance does not explicitly address all relevant issues (including, for example, certain tax requirements relating to survivorship variable universal life policies). ANLIC reserves the right to make changes to the Policy if deemed appropriate by ANLIC to attempt to assure qualification of the Policy as a life insurance contract. If the Policy were determined not to qualify as life insurance under Code Section 7702, the Policy would not provide the tax advantages normally provided by life insurance. If the Death Benefit of a Policy is changed, the applicable defined limits may change.

              The Code (Section 7702A) also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

              Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Specified Amount. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should you deposit excessive premiums during a Policy Year, that portion that is returned by ANLIC within 60 days after the Policy Anniversary Date will reduce the premiums paid to prevent the Policy from becoming a modified endowment contract. All modified endowment policies issued by ANLIC to the same Policyholder in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.

                                  REGENT 2000

              The Code (Section 817(h)) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of Separate Account I to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax on gain in the Policy as it is earned. Separate Account I, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.

              ANLIC does not have control over the Funds or their investments. However, ANLIC believes that the Funds will be operated in compliance with the diversification requirements of the Internal Revenue Code. Thus, ANLIC believes that the Policy will be treated as a life insurance contract for federal tax purposes.

              In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a Separate Account I. Regulations in this regard may be issued in the future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, ANLIC reserves the right to modify the Policy as necessary to prevent the Policy owner from being considered the owner of the assets of the Separate Account I or otherwise to qualify the Policy for favorable tax treatment.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal tax purposes.

     (3) TAX TREATMENT OF POLICY PROCEEDS. ANLIC believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, ANLIC believes that the Death Benefit will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy owner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender. However, there are certain exceptions to the general rule that death benefit proceeds are non-taxable. Federal, state and local tax consequences of ownership of or receipt of proceeds under a Policy depends on the circumstances of each Policy Owner and Beneficiary.

              Distributions From Policies That Are Not "Modified Endowment Contracts". Distributions (while one or both Insureds are still alive) from a Policy that is not a modified endowment contract are generally treated as first a recovery of the investment in the Policy and then only after the return of all such investment, as disbursing taxable income. However, in the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policy owner in order for the Policy to continue complying with the Section 7702 defined limits on premiums and Accumulation Values, such distributions may be taxable in whole or in part as ordinary income to the Policy owner (to the extent of any gain in the Policy) as prescribed in Section 7702. In addition, upon a complete surrender or lapse of a Policy that is not a "modified endowment contract", if the amount received plus the amount of any outstanding Policy debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income for tax purposes. Investment in the Policy means (1) the total amount of any premiums paid for the Policy plus the amount of any loan received under the policy to the extent the loan is included in gross income of the Policy owner minus (2) the total amount received under the Policy by the Policy owner that was excludable from gross income, excluding any non-taxable loan received under the Policy.

              ANLIC also believes that loans received under a Policy that is not a "modified endowment contract" will be treated as debt of the Policy owner and that no part of any loan under a Policy will constitute income to the Policy owner so long as the Policy remains in force. Should the Policy lapse while Policy loans are outstanding the portion of the loans attributable to earnings

                                  REGENT 2000
         will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.

              Except for Policies with respect to a limited number of key persons of an employer (both as defined in the Internal Revenue Code), and subject to applicable interest rate caps, the Health Insurance Portability and Accountability Act of 1996 (the "Health Insurance Act") generally repealed the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for existing debt are included in the Health Insurance Act. The transitional rules included a phase-out of the deduction for debt incurred (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurred over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of the rule. TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed policy cash values. This disallowance generally does not apply to policies owned by natural persons. Policy Owners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.

              Distribution From Policies That Are "Modified Endowment Contracts". Should the Policy become a "modified endowment contract", partial withdrawals, full surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of the gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer's age 59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary.

              The right to exchange the Policy for a survivorship flexible premium adjustable life insurance policy (See the section on Exchange Privilege.), the right to change Policy owners (See the section on General Provisions.), and the provision for partial withdrawals (See the section on Surrenders.) may have tax consequences depending on the circumstances of such exchange, change, or withdrawal. Upon complete Surrender, if the amount received plus any Outstanding Policy Debt exceeds the total premiums paid (the "basis"), that are not treated as previously withdrawn by the Policy owner, the excess generally will be taxed as ordinary income.

              Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy owner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. Further, the tax consequences of using the Policy in nonqualified plan arrangements may vary depending on the particular facts and circumstances of the arrangement. The advice of competent counsel should be sought in connection with use of life insurance in a qualified or nonqualified plan.

YOU SHOULD CONSULT QUALIFIED TAX AND/OR LEGAL ADVISORS TO OBTAIN COMPLETE INFORMATION ON FEDERAL, STATE AND LOCAL TAX CONSIDERATIONS APPLICABLE TO YOUR PARTICULAR SITUATION.

                                  REGENT 2000

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

     ANLIC holds the assets of Separate Account I. The assets are kept physically segregated and held separately and apart from the General Account assets, except for the Fixed Account. ANLIC maintains records of all purchases and redemptions of Funds' shares by each of the Subaccounts.

                              THIRD PARTY SERVICES

     ANLIC is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. ANLIC does not engage any such third parties to offer such services of any type. In certain cases, ANLIC has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the Policy owners participating in the service. Firms or persons offering such services do so independently from any agency relationship they may have with ANLIC for the sale of Policies. ANLIC takes no responsibility for the investment allocations and transfers transacted on a Policy owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

                                 VOTING RIGHTS

     ANLIC is the legal holder of the shares held in the Subaccounts of Separate Account I and as such has the right to vote the shares, to elect Directors of the Funds, and to vote on matters that are required by the Investment Company Act of 1940 and upon any other matter that may be voted upon at a shareholder meeting. To the extent required by law, ANLIC will vote all shares of each of the Funds held in Separate Account I at regular and special shareholder meetings of the Funds according to instructions received from Policy owners based on the number of shares held as of the record date for such meeting.

     The number of Fund shares in a Subaccount for which instructions may be given by a Policy owner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding portfolio of the Fund. Fractional shares will be counted. Fund shares held in each Subaccount for which no timely instructions from Policy owners are received and Fund shares held in each Subaccount which do not support Policy owner interests will be voted by ANLIC in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, ANLIC may elect to vote shares of the Fund in its own right.

     DISREGARD OF VOTING INSTRUCTION. ANLIC may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Funds' portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Funds. In addition, ANLIC itself may disregard voting instructions that would require changes in the investment objectives or policies of any portfolio or in an investment adviser or principal underwriter for the Funds, if ANLIC reasonably disapproves those changes in accordance with applicable federal regulations. If ANLIC does disregard voting instructions, it will advise Policy owners of that action and its reasons for the action in the next annual report or proxy statement to Policy owners.

                           STATE REGULATION OF ANLIC


     ANLIC, a stock life insurance company organized under the laws of Virginia, is subject to regulation by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia ("Virginia Bureau of Insurance"). On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of ANLIC and Separate Account I as of December 31 of the preceding year must be filed with the Virginia Bureau of Insurance. Periodically, the Virginia Bureau of Insurance examines the liabilities and reserves of ANLIC and Separate Account I.


     In addition, ANLIC is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the

                                  REGENT 2000
various states as approved. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.


                   EXECUTIVE OFFICERS AND DIRECTORS OF ANLIC

     This list shows name and position(s) with ANLIC followed by the principal occupations for the last five years. Where an individual has held more than one position with an organization during the last 5-year period, the last position held has been given.

CHARLES T. NASON, CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER*
Vice Chairman of Board and President, Director: Ameritas Acacia Mutual Holding Company
Vice Chairman of Board and President, Director: Ameritas Holding Company Chairman of the Board and Chief Executive Officer: Acacia Life Insurance Company Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

ROBERT W. CLYDE, PRESIDENT AND CHIEF OPERATING OFFICER*
Executive Vice President, Director: Ameritas Acacia Mutual Holding Company Executive Vice President, Director: Ameritas Holding Company
President and Chief Operating Officer: Acacia Life Insurance Company
Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

HALUK ARITURK, SENIOR VICE PRESIDENT, PRODUCT MANAGEMENT AND ADMINISTRATION** Senior Vice President, Product Management and Administration: Acacia Life Insurance Company
Executive Vice President, Ameritas Acacia Shared Services Center: Ameritas Life Insurance Corp.
Formerly: Senior Vice President, Operations and Chief Actuary: Acacia Life Insurance Company.

JOANN M. MARTIN, SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER, DIRECTOR** Senior Vice President, Chief Financial Officer and Corporate Treasurer: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company
Senior Vice President and Chief Financial Officer: Acacia Life Insurance Company

Senior Vice President and Chief Financial Officer: Ameritas Life Insurance Corp.

Also serves as officer and/or director of subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

BRIAN J. OWENS, SENIOR VICE PRESIDENT, CAREER DISTRIBUTION*
Senior Vice President, Career Distribution: Acacia Life Insurance Company;
Director: The Advisors Group, Inc.

BARRY C. RITTER, SENIOR VICE PRESIDENT AND CHIEF INFORMATION OFFICER** Senior Vice President and Chief Information Officer, Acacia Life Insurance Company
Senior Vice President -- Information Services: Ameritas Life Insurance Corp.

ROBERT-JOHN H. SANDS, SENIOR VICE PRESIDENT, GENERAL COUNSEL AND CORPORATE SECRETARY*
Senior Vice President and General Counsel: Ameritas Acacia Mutual Holding
Company
Senior Vice President and General Counsel: Ameritas Holding Company
Senior Vice President, General Counsel and Corporate Secretary: Acacia Life Insurance Company
Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

JANET L. SCHMIDT, SENIOR VICE PRESIDENT, HUMAN RESOURCES*
Senior Vice President and Director of Human Resources: Ameritas Acacia Mutual Holding Company
Senior Vice President and Director of Human Resources: Ameritas Holding Company Senior Vice President, Human Resources: Acacia Life Insurance Company

RICHARD W. VAUTRAVERS, SENIOR VICE PRESIDENT AND CORPORATE ACTUARY** Senior Vice President and Corporate Actuary: Ameritas Life Insurance Corp. Senior Vice President and Corporate Actuary: Acacia Life Insurance Company

                                  REGENT 2000

WILLIAM W. LESTER, VICE PRESIDENT AND TREASURER**
Treasurer: Ameritas Life Insurance Corp.
Also serves as officer of subsidiaries of Ameritas Life Insurance Corp. Vice President and Treasurer, Acacia Life Insurance Company

RENO J. MARTINI, DIRECTOR***
Senior Vice President, Calvert Group, Ltd.
---------------
  * The principal business address of each person is Acacia National Life Insurance Company, 7315 Wisconsin Avenue, Bethesda, Maryland 20814.

 ** The principal business address of each person is Ameritas Life Insurance
    Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

*** The principal business address of each person is Calvert Group, Ltd., 4550
    Montgomery Avenue, Bethesda, Maryland 20814.

                                    EXPERTS


     The statutory basis financial statements of ANLIC as of December 31, 1999 and for the year then ended, and the financial statements of the subaccounts of Separate Account I as of December 31, 1999 and for the year then ended, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



     The statutory basis financial statements of ANLIC as of December 31, 1998 and for the year then ended, and the financial statements of the subaccounts of Separate Account I for each of the two years in the period ended December 31, 1998, included in this prospectus have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


     Actuarial matters included in the Prospectus have been examined by Russell
J. Wiltgen, Vice President -- Individual Product Management of Ameritas Life Insurance Corp., as stated in the opinion filed as an exhibit to the Registration Statement.

                                 LEGAL MATTERS

     Matters of the State of Virginia law pertaining to the Policies, including ANLIC's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Robert-John H. Sands, Senior Vice President and General Counsel of ANLIC.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which Separate Account I is a party or to which the assets of the Separate Account I are subject. ANLIC is not involved in any litigation that is of material importance in relation to its total assets or that relates to Separate Account I.

                             ADDITIONAL INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning Separate Account I, ANLIC and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                                  REGENT 2000

                              FINANCIAL STATEMENTS

     The financial statements of ANLIC which are included in this Prospectus should be considered only as bearing on the ability of ANLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Separate Account I.

                                  REGENT 2000

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statement of net assets of each of the subaccounts of Acacia National Variable Life Insurance Separate Account I (comprising, respectively, the Social Money Market Portfolio, Social Balanced Portfolio, Social Small Cap Growth Portfolio, Social Mid Cap Growth Portfolio, and Social International Equity Portfolio of the Calvert Variable Series, Inc.; the Growth Portfolio, MidCap Growth Portfolio, and Small Capitalization Portfolio of the Alger American Fund; the Stock Index Portfolio of the Dreyfus Stock Index Fund; the Limited Maturity Bond Portfolio, and the Growth Portfolio of the Neuberger & Berman Advisers Management Trust; the International Stock Fund II Portfolio, and Discovery Fund II Portfolio of the Strong Variable Insurance Funds, Inc.; the Worldwide Hard Assets Portfolio of the Van Eck Worldwide Insurance Trust; and the Capital Appreciation Portfolio, Aggressive Growth Portfolio, Growth and Income Portfolio, High Income Portfolio, and Strategic Bond Portfolio of the Oppenheimer Variable Accounts Fund) as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such 1999 financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Acacia National Variable Life Insurance Separate Account I as of December 31, 1999, and the results of its operations and changes in net assets for the year then ended, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
April 7, 2000

                                     F-I- 1

[PRICEWATERHOUSECOOPERS LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Acacia National Life Insurance Company and Contract Owners of Acacia National Variable Life Insurance Separate Account I

In our opinion, the accompanying statements of operations and changes in net assets present fairly, in all material respects, the results of their operations and changes in their net assets of each of the following sub-accounts comprising the Acacia National Variable Life Insurance Separate Account I (the Account): the Social Money Market Portfolio, Social Balanced Portfolio, Social Small Cap Growth Portfolio, Social Mid Cap Growth Portfolio, and Social International Equity Portfolio of the Calvert Variable Series, Inc.; the Growth Portfolio, MidCap Growth Portfolio, and Small Capitalization Portfolio of The Alger American Fund; the Stock Index Portfolio of the Dreyfus Stock Index Fund; the Limited Maturity Bond Portfolio, and Growth Portfolio of the Neuberger & Berman Advisers Management Trust; the Advantage Fund II, Asset Allocation Fund II, International Stock Fund II Portfolio, and Discovery Fund II Portfolio of the Strong Variable Insurance Funds, Inc.; the Worldwide Hard Assets Portfolio of the Van Eck Worldwide Insurance Trust; and the Capital Appreciation Portfolio, Aggressive Growth Portfolio, Growth and Income Portfolio, High Income Portfolio, and Strategic Bond Portfolio of the Oppenheimer Variable Accounts Fund for each of the periods presented in the years ended December 31, 1998 and 1997, in conformity with accounting principles generally accepted in the United States. The financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

                                          [/s/ PRICEWATERHOUSECOOPERS LLP]

Washington, D.C.
April 30, 1999

                                     F-I- 2

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE

                               SEPARATE ACCOUNT I
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1999

                                                                 INVESTMENT     DUE (TO)/FROM
                                                                AT NET ASSET       GENERAL
                                                                   VALUE           ACCOUNT          TOTAL
                                                                ------------    -------------    -----------
ASSETS
CALVERT VARIABLE SERIES, INC.
  Social Money Market Portfolio -- 1,593,462.820 shares at
    $1.00 per share (cost $1,593,463).......................     $1,593,463        $11,356       $ 1,604,819
  Social Balanced Portfolio -- 150,081.351 shares at $2.169
    per share (cost $322,380)...............................        325,527          5,122           330,649
  Social Small Cap Growth Portfolio -- 10,561.351 shares at
    $13.27 per share (cost $119,854)........................        140,149             36           140,185
  Social Mid Cap Growth Portfolio -- 9,034.095 shares at
    $30.03 per share (cost $269,942)........................        271,294             47           271,341
  Social International Equity Portfolio -- 29,100.595 shares
    at $25.66 per share (cost $641,008).....................        746,721          3,890           750,611
THE ALGER AMERICAN FUND:
  Growth Portfolio -- 82,340.183 shares at $64.38 per share
    (cost $4,009,881).......................................      5,301,060          4,776         5,305,836
  MidCap Growth Portfolio -- 55,027.791 shares at $32.23 per
    share (cost $1,399,016).................................      1,773,545         (1,860)        1,771,685
  Small Capitalization Portfolio -- 73,412.631 shares at
    $55.15 per share (cost $3,008,216)......................      4,048,707          5,921         4,054,628
DREYFUS STOCK INDEX FUND:
  Stock Index Portfolio -- 346,564.572 shares at $38.45 per
    share (cost $10,584,530)................................     13,325,408         24,551        13,349,959
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio -- 235,622.603 shares at
    $13.24 per share (cost $3,133,285)......................      3,119,644         21,108         3,140,752
  Growth Portfolio -- 72,247.130 shares at $37.27 per share
    (cost $1,744,031).......................................      2,692,651         29,495         2,722,146
STRONG VARIABLE INSURANCE FUNDS, INC.:
  International Stock Fund II Portfolio -- 310,700.181
    shares at $16.37 per share (cost $2,859,587)............      5,086,161         13,561         5,099,722
  Discovery Fund II Portfolio -- 36,560.925 shares at $11.38
    per share (cost $408,153)...............................        416,063          2,048           418,111
VAN ECK WORLDWIDE INSURANCE TRUST:
  Worldwide Hard Assets Portfolio -- 94,197.681 shares at
    $10.96 per share (cost $1,022,812)......................      1,032,407          1,746         1,034,153
OPPENHEIMER VARIABLE ACCOUNTS FUND:
  Capital Appreciation Portfolio -- 86,724.242 shares at
    $49.84 per share (cost $3,441,580)......................      4,322,337             --         4,322,337
  Aggressive Growth Portfolio -- 39,022.477 shares at $82.31
    per share (cost $1,768,125).............................      3,211,939         24,156         3,236,095
  Growth and Income Portfolio -- 54,758.167 shares at $24.63
    per share (cost $1,152,379).............................      1,348,694          3,110         1,351,804
  High Income Portfolio -- 65,811.897 shares at $10.72 per
    share (cost $708,959)...................................        705,503          3,845           709,348
  Strategic Bond Portfolio -- 101,576.323 shares at $4.97
    per share (cost $525,198)...............................        504,835           (112)          504,723
                                                                                                 -----------
NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS..............                                     $50,118,904
                                                                                                 ===========

The accompanying notes are an integral part of these financial statements.

                                     F-I- 3

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE

                               SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                    CALVERT VARIABLE SERIES, INC.
                                                                --------------------------------------
                                                                                              SOCIAL
                                                                   SOCIAL        SOCIAL      SMALL CAP
                                                                MONEY MARKET    BALANCED      GROWTH
                                                                 PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                                ------------    ---------    ---------
                            1999
INVESTMENT INCOME:
  Dividend distributions received...........................      $43,128        $ 7,030      $    52
  Mortality and expense risk charge.........................        7,218          1,511          839
                                                                  -------        -------      -------
NET INVESTMENT INCOME (LOSS)................................       35,910          5,519         (787)
                                                                  -------        -------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions...........................           --         24,085           --
  Net change in unrealized appreciation (depreciation)......       12,253          1,900       23,977
                                                                  -------        -------      -------
NET GAIN (LOSS) ON INVESTMENTS..............................       12,253         25,985       23,977
                                                                  -------        -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $48,163        $31,504      $23,190
                                                                  =======        =======      =======
                            1998
INVESTMENT INCOME:
  Dividend and capital gains distributions received.........      $21,621        $ 3,409      $ 1,105
  Mortality and expense risk charge.........................        4,679            308          588
                                                                  -------        -------      -------
NET INVESTMENT INCOME (LOSS)................................       16,942          3,101          517
                                                                  -------        -------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from redemptions of fund
     shares.................................................           99            611       (2,513)
  Net change in unrealized appreciation (depreciation)......        3,000          1,900       (1,616)
                                                                  -------        -------      -------
NET GAIN (LOSS) ON INVESTMENTS..............................        3,099          2,511       (4,129)
                                                                  -------        -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $20,041        $ 5,612      $(3,612)
                                                                  =======        =======      =======
                            1997
INVESTMENT INCOME:
  Dividend and capital gains distributions received.........      $ 7,942        $ 1,565      $ 4,107
  Mortality and expense risk charge.........................        4,111             72          355
                                                                  -------        -------      -------
NET INVESTMENT INCOME (LOSS)................................        3,831          1,493        3,752
                                                                  -------        -------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from redemptions of fund
     shares.................................................           --            204       (1,773)
  Net change in unrealized appreciation (depreciation)......          440           (515)      (2,228)
                                                                  -------        -------      -------
NET GAIN (LOSS) ON INVESTMENTS..............................          440           (311)      (4,001)
                                                                  -------        -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $ 4,271        $ 1,182      $  (249)
                                                                  =======        =======      =======

---------------
(1) Commenced business May, 1997

The accompanying notes are an integral part of these financial statements.

                                     F-I- 4

                                                                               DREYFUS STOCK
    CALVERT VARIABLE SERIES, INC.            THE ALGER AMERICAN FUND            INDEX FUND
    ------------------------------   ---------------------------------------   -------------
                        SOCIAL
        SOCIAL       INTERNATIONAL                 MIDCAP         SMALL
    MID CAP GROWTH      EQUITY         GROWTH      GROWTH     CAPITALIZATION    STOCK INDEX
     PORTFOLIO(1)    PORTFOLIO(1)    PORTFOLIO    PORTFOLIO     PORTFOLIO        PORTFOLIO
    --------------   -------------   ----------   ---------   --------------   -------------
       $    --         $    380      $    4,285   $     --      $       --      $  111,343
         1,517            3,400          28,150      9,224          21,737          75,772
       -------         --------      ----------   --------      ----------      ----------
        (1,517)          (3,020)        (23,865)    (9,224)        (21,737)         35,571
       -------         --------      ----------   --------      ----------      ----------
        20,944           52,658         292,559    152,575         303,027          98,876
         2,980          113,538         882,734    257,406         903,837       1,835,918
       -------         --------      ----------   --------      ----------      ----------
        23,924          166,196       1,175,293    409,981       1,206,864       1,934,794
       -------         --------      ----------   --------      ----------      ----------
       $22,407         $163,176      $1,151,428   $400,757      $1,185,127      $1,970,365
       =======         ========      ==========   ========      ==========      ==========
       $13,549         $ 15,115      $  232,531   $ 40,068      $  173,190      $  130,875
           594              990          14,481      5,140          12,562          38,276
       -------         --------      ----------   --------      ----------      ----------
        12,955           14,125         218,050     34,928         160,628          92,599
       -------         --------      ----------   --------      ----------      ----------
         2,455            1,263          98,690     13,059           4,107         184,713
        (1,025)          (5,285)        297,960     98,503          62,991         729,209
       -------         --------      ----------   --------      ----------      ----------
         1,430           (4,022)        396,650    111,562          67,098         913,922
       -------         --------      ----------   --------      ----------      ----------
       $14,385         $ 10,103      $  614,700   $146,490      $  227,726      $1,006,521
       =======         ========      ==========   ========      ==========      ==========
       $ 1,160         $  1,968      $    5,840   $  2,687      $   27,461      $   43,942
            28               50           5,914      1,692           6,075          11,588
       -------         --------      ----------   --------      ----------      ----------
         1,132            1,918             (74)       995          21,386          32,354
       -------         --------      ----------   --------      ----------      ----------
           100                4          39,995     11,425           9,397         112,714
          (603)          (2,540)         95,625     15,140          70,132         146,383
       -------         --------      ----------   --------      ----------      ----------
          (503)          (2,536)        135,620     26,565          79,529         259,097
       -------         --------      ----------   --------      ----------      ----------
       $   629         $   (618)     $  135,546   $ 27,560      $  100,915      $  291,451
       =======         ========      ==========   ========      ==========      ==========

                                     F-I- 5

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE

                               SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                         NEUBERGER & BERMAN             STRONG VARIABLE
                                                      ADVISERS MANAGEMENT TRUST      INSURANCE FUNDS, INC.
                                                     ---------------------------    ------------------------
                                                        LIMITED                                     ASSET
                                                     MATURITY BOND      GROWTH      ADVANTAGE     ALLOCATION
                                                       PORTFOLIO       PORTFOLIO    FUND II(2)    FUND II(2)
                                                     --------------    ---------    ----------    ----------
                      1999
INVESTMENT INCOME:
  Dividend distributions received................       $132,944       $     --        $ --        $    --
  Mortality and expense risk charge..............         20,050         14,860          --             --
                                                        --------       --------        ----        -------
NET INVESTMENT INCOME (LOSS).....................        112,894        (14,860)         --             --
                                                        --------       --------        ----        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain on distributions.............             --         88,404          --             --
  Net change in unrealized appreciation
     (depreciation)..............................        (30,899)       857,225          --             --
                                                        --------       --------        ----        -------
NET GAIN (LOSS) ON INVESTMENTS...................        (30,899)       945,629          --             --
                                                        --------       --------        ----        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................       $ 81,995       $930,769        $ --        $    --
                                                        ========       ========        ====        =======
                      1998
INVESTMENT INCOME:
  Dividend and capital gains distributions
     received....................................       $ 58,873       $188,569        $ --        $    --
  Mortality and expense risk charge..............         12,750          9,585          --             --
                                                        --------       --------        ----        -------
NET INVESTMENT INCOME (LOSS).....................         46,123        178,984          --             --
                                                        --------       --------        ----        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) from redemptions of
     fund shares.................................          1,107        (18,723)         --             --
  Net change in unrealized appreciation
     (depreciation)..............................         (2,543)        22,943          --             --
                                                        --------       --------        ----        -------
NET GAIN (LOSS) ON INVESTMENTS...................         (1,436)         4,220          --             --
                                                        --------       --------        ----        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................       $ 44,687       $183,204        $ --        $    --
                                                        ========       ========        ====        =======
                      1997
INVESTMENT INCOME:
  Dividend and capital gains distributions
     received....................................       $ 20,653       $ 23,873        $359        $ 6,377
  Mortality and expense risk charge..............          4,295          3,395          49            516
                                                        --------       --------        ----        -------
NET INVESTMENT INCOME (LOSS).....................         16,358         20,478         310          5,861
                                                        --------       --------        ----        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) from redemptions of
     fund shares.................................          1,905         16,065         (38)        11,629
  Net change in unrealized appreciation
     (depreciation)..............................         15,273         59,454          52          2,621
                                                        --------       --------        ----        -------
NET GAIN (LOSS) ON INVESTMENTS...................         17,178         75,519          14         14,250
                                                        --------       --------        ----        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................       $ 33,536       $ 95,997        $324        $20,111
                                                        ========       ========        ====        =======

---------------
(1) Commenced business May, 1997

(2) Subaccount closed November, 1997.

The accompanying notes are an integral part of these financial statements.

                                     F-I- 6

                                    VAN ECK
         STRONG VARIABLE           WORLDWIDE
      INSURANCE FUNDS, INC.     INSURANCE TRUST       OPPENHEIMER VARIABLE ACCOUNTS FUND
    -------------------------   ---------------   ------------------------------------------
    INTERNATIONAL   DISCOVERY      WORLDWIDE        CAPITAL       AGGRESSIVE     GROWTH AND
    STOCK FUND II    FUND II      HARD ASSETS     APPRECIATION      GROWTH         INCOME
      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO(1)   PORTFOLIO(1)   PORTFOLIO(1)
    -------------   ---------   ---------------   ------------   ------------   ------------
     $   11,187      $    --       $   9,610        $  9,060      $       --      $  3,439
         25,477        2,621           6,153          20,639          17,873         7,399
     ----------      -------       ---------        --------      ----------      --------
        (14,290)      (2,621)          3,457         (11,579)        (17,873)       (3,960)
     ----------      -------       ---------        --------      ----------      --------
             --       44,830              --          99,521              --         5,794
      2,395,242      (15,057)        164,247         634,969       1,323,874       197,475
     ----------      -------       ---------        --------      ----------      --------
      2,395,242       29,773         164,247         734,490       1,323,874       203,269
     ----------      -------       ---------        --------      ----------      --------
     $2,380,952      $27,152       $ 167,704        $722,911      $1,306,001      $199,309
     ==========      =======       =========        ========      ==========      ========
     $   61,955      $ 3,760       $  41,873        $ 82,136      $   13,351      $ 10,963
         16,284        2,398           3,681          12,581           7,499         3,138
     ----------      -------       ---------        --------      ----------      --------
         45,671        1,362          38,192          69,555           5,852         7,825
     ----------      -------       ---------        --------      ----------      --------
       (206,240)       5,905         (41,446)         24,932          10,354         1,441
         59,071        8,186        (148,313)        224,336         118,634        (4,187)
     ----------      -------       ---------        --------      ----------      --------
       (147,169)      14,091        (189,759)        249,268         128,988        (2,746)
     ----------      -------       ---------        --------      ----------      --------
     $ (101,498)     $15,453       $(151,567)       $318,823      $  134,840      $  5,079
     ==========      =======       =========        ========      ==========      ========
     $    8,037      $    --       $   5,120        $     --      $       --      $    267
          8,011        1,084           1,655           2,354           1,370           272
     ----------      -------       ---------        --------      ----------      --------
             26       (1,084)          3,465          (2,354)         (1,370)           (5)
     ----------      -------       ---------        --------      ----------      --------
         (3,230)       5,524           2,494           2,729           4,036         1,288
       (230,017)      12,920         (10,841)         21,451           1,306         3,027
     ----------      -------       ---------        --------      ----------      --------
       (233,247)      18,444          (8,347)         24,180           5,342         4,315
     ----------      -------       ---------        --------      ----------      --------
     $ (233,221)     $17,360       $  (4,882)       $ 21,826      $    3,972      $  4,310
     ==========      =======       =========        ========      ==========      ========

                                     F-I- 7

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE

                               SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                    OPPENHEIMER VARIABLE
                                                                       ACCOUNTS FUND
                                                                ----------------------------
                                                                                 STRATEGIC
                                                                HIGH INCOME         BOND
                                                                PORTFOLIO(1)    PORTFOLIO(1)
                            1999                                ------------    ------------
INVESTMENT INCOME:
  Dividend distributions received...........................      $ 30,951        $ 37,569
  Mortality and expense risk charge.........................         4,163           3,598
                                                                  --------        --------
NET INVESTMENT INCOME (LOSS)................................        26,788          33,971
                                                                  --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions...........................            --              --
  Net change in unrealized appreciation (depreciation)......         6,886         (19,428)
                                                                  --------        --------
NET GAIN (LOSS) ON INVESTMENTS..............................         6,886         (19,428)
                                                                  --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $ 33,674        $ 14,543
                                                                  ========        ========
                            1998
INVESTMENT INCOME:
  Dividend and capital gains distributions received.........      $  6,494        $ 14,163
  Mortality and expense risk charge.........................         1,942           1,297
                                                                  --------        --------
NET INVESTMENT INCOME (LOSS)................................         4,552          12,866
                                                                  --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from redemptions of fund
     shares.................................................        (1,436)         (5,635)
  Net change in unrealized appreciation (depreciation)......       (10,716)           (740)
                                                                  --------        --------
NET GAIN (LOSS) ON INVESTMENTS..............................       (12,152)         (6,375)
                                                                  --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $ (7,600)       $  6,491
                                                                  ========        ========
                            1997
INVESTMENT INCOME:
  Dividend and capital gains distributions received.........      $  2,165        $    765
  Mortality and expense risk charge.........................           248              45
                                                                  --------        --------
NET INVESTMENT INCOME (LOSS)................................         1,917             720
                                                                  --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from redemptions of fund
     shares.................................................           270               4
  Net change in unrealized appreciation (depreciation)......           375            (196)
                                                                  --------        --------
NET GAIN (LOSS) ON INVESTMENTS..............................           645            (192)
                                                                  --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $  2,562        $    528
                                                                  ========        ========

---------------
(1) Commenced business May, 1997

The accompanying notes are an integral part of these financial statements.

                                     F-I- 8

                     [This page intentionally left blank.]

                                     F-I- 9

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE

                               SEPARATE ACCOUNT I
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                   CALVERT VARIABLE SERIES, INC.
                                                               --------------------------------------
                                                                                             SOCIAL
                                                                  SOCIAL        SOCIAL      SMALL CAP
                                                               MONEY MARKET    BALANCED      GROWTH
                                                                PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                               ------------    ---------    ---------
                           1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).............................     $   35,910     $  5,519     $   (787)
  Net realized gain distributions..........................             --       24,085           --
  Net change in unrealized appreciation (depreciation).....         12,253        1,900       23,977
                                                                ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................         48,163       31,504       23,190
NET INCREASE (DECREASE) FROM POLICYOWNER TRANSACTIONS......        860,441      251,997       29,588
                                                                ----------     --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................        908,604      283,501       52,778
                                                                ----------     --------     --------
NET ASSETS AT JANUARY 1, 1999..............................     $  696,215     $ 47,148     $ 87,407
                                                                ----------     --------     --------
NET ASSETS AT DECEMBER 31, 1999............................     $1,604,819     $330,649     $140,185
                                                                ==========     ========     ========
                           1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).............................     $   16,942     $  3,101     $    517
  Net realized gain (loss) from redemption of fund
     shares................................................             99          611       (2,513)
  Net change in unrealized appreciation (depreciation).....          3,000        1,900       (1,616)
                                                                ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................         20,041        5,612       (3,612)
NET INCREASE (DECREASE) FROM POLICYOWNER TRANSACTIONS......        309,331       18,777       44,873
                                                                ----------     --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................        329,372       24,389       41,261
                                                                ----------     --------     --------
NET ASSETS AT JANUARY 1, 1998..............................     $  366,843     $ 22,759     $ 46,146
                                                                ----------     --------     --------
NET ASSETS AT DECEMBER 31, 1998............................     $  696,215     $ 47,148     $ 87,407
                                                                ==========     ========     ========
                           1997
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).............................     $    3,831     $  1,493     $  3,752
  Net realized gain (loss) from redemption of fund
     shares................................................             --          204       (1,773)
  Net change in unrealized appreciation (depreciation).....            440         (515)      (2,228)
                                                                ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................          4,271        1,182         (249)
NET INCREASE (DECREASE) FROM POLICYOWNER TRANSACTIONS......        216,346       18,745       25,899
                                                                ----------     --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................        220,617       19,927       25,650
                                                                ----------     --------     --------
NET ASSETS AT JANUARY 1, 1997..............................     $  146,226     $  2,832     $ 20,496
                                                                ----------     --------     --------
NET ASSETS AT DECEMBER 31, 1997............................     $  366,843     $ 22,759     $ 46,146
                                                                ==========     ========     ========

---------------
(1) Commenced business May, 1997

The accompanying notes are an integral part of these financial statements.

                                    F-I- 10

                                                                                DREYFUS STOCK
    CALVERT VARIABLE SERIES, INC.            THE ALGER AMERICAN FUND             INDEX FUND
    ------------------------------   ----------------------------------------   -------------
                        SOCIAL
        SOCIAL       INTERNATIONAL                 MID CAP         SMALL
    MID CAP GROWTH      EQUITY         GROWTH       GROWTH     CAPITALIZATION    STOCK INDEX
     PORTFOLIO(1)    PORTFOLIO(1)    PORTFOLIO    PORTFOLIO      PORTFOLIO        PORTFOLIO
    --------------   -------------   ----------   ----------   --------------   -------------
       $ (1,517)       $ (3,020)     $  (23,865)  $   (9,224)    $  (21,737)    $      35,571
         20,944          52,658         292,559      152,575        303,027            98,876
          2,980         113,538         882,734      257,406        903,837         1,835,918
       --------        --------      ----------   ----------     ----------     -------------
         22,407         163,176       1,151,428      400,757      1,185,127         1,970,365
        125,068         383,269       1,752,646      519,905        823,820         4,711,735
       --------        --------      ----------   ----------     ----------     -------------
        147,475         545,445       2,904,074      920,662      2,008,947         6,682,100
       --------        --------      ----------   ----------     ----------     -------------
       $123,866        $205,166      $2,401,762   $  851,023     $2,045,681     $   6,667,859
       --------        --------      ----------   ----------     ----------     -------------
       $271,341        $750,611      $5,305,836   $1,771,685     $4,054,628     $  13,349,959
       ========        ========      ==========   ==========     ==========     =============
       $ 12,955        $ 14,125      $  218,050   $   34,928     $  160,628     $      92,599
          2,455           1,263          98,690       13,059          4,107           184,713
         (1,025)         (5,285)        297,960       98,503         62,991           729,209
       --------        --------      ----------   ----------     ----------     -------------
         14,385          10,103         614,700      146,490        227,726         1,006,521
         98,279         175,356         898,671      387,686      1,009,524         3,632,941
       --------        --------      ----------   ----------     ----------     -------------
        112,664         185,459       1,513,371      534,176      1,237,250         4,639,462
       --------        --------      ----------   ----------     ----------     -------------
       $ 11,202        $ 19,707      $  888,391   $  316,847     $  808,431     $   2,028,397
       --------        --------      ----------   ----------     ----------     -------------
       $123,866        $205,166      $2,401,762   $  851,023     $2,045,681     $   6,667,859
       ========        ========      ==========   ==========     ==========     =============
       $  1,132        $  1,918      $      (74)  $      995     $   21,386     $      32,354
            100               4          39,995       11,425          9,397           112,714
           (603)         (2,540)         95,625       15,140         70,132           146,383
       --------        --------      ----------   ----------     ----------     -------------
            629            (618)        135,546       27,560        100,915           291,451
         10,573          20,325         431,691      198,748        303,922         1,185,520
       --------        --------      ----------   ----------     ----------     -------------
         11,202          19,707         567,237      226,308        404,837         1,476,971
       --------        --------      ----------   ----------     ----------     -------------
       $     --        $     --      $  321,154   $   90,539     $  403,594     $     551,426
       --------        --------      ----------   ----------     ----------     -------------
       $ 11,202        $ 19,707      $  888,391   $  316,847     $  808,431     $   2,028,397
       ========        ========      ==========   ==========     ==========     =============

                                    F-I- 11

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                           NEUBERGER & BERMAN            STRONG VARIABLE
                                                       ADVISERS MANAGEMENT TRUST      INSURANCE FUNDS, INC.
                                                       --------------------------    ------------------------
                                                         LIMITED
                                                        MATURITY                                     ASSET
                                                          BOND          GROWTH       ADVANTAGE     ALLOCATION
                                                        PORTFOLIO      PORTFOLIO     FUND II(2)    FUND II(2)
                                                       -----------    -----------    ----------    ----------
                        1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).......................  $  112,894     $  (14,860)     $     --     $      --
  Net realized gain distributions....................          --         88,404            --            --
  Net change in unrealized appreciation
    (depreciation)...................................     (30,899)       857,225            --            --
                                                       ----------     ----------      --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................      81,995        930,769            --            --
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.......................................   1,025,930        243,298            --            --
                                                       ----------     ----------      --------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............   1,107,925      1,174,067            --            --
                                                       ----------     ----------      --------     ---------
NET ASSETS AT JANUARY 1, 1999........................  $2,032,827     $1,548,079      $     --     $      --
                                                       ----------     ----------      --------     ---------
NET ASSETS AT DECEMBER 31, 1999......................  $3,140,752     $2,722,146      $     --     $      --
                                                       ==========     ==========      ========     =========
                        1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).......................  $   46,123     $  178,984      $     --     $      --
  Net realized gain (loss) from redemption of fund
    shares...........................................       1,107        (18,723)           --            --
  Net change in unrealized appreciation
    (depreciation)...................................      (2,543)        22,943            --            --
                                                       ----------     ----------      --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................      44,687        183,204            --            --
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.......................................   1,124,307        735,204            --            --
                                                       ----------     ----------      --------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............   1,168,994        918,408            --            --
                                                       ----------     ----------      --------     ---------
NET ASSETS AT JANUARY 1, 1998........................  $  863,833     $  629,671      $     --     $      --
                                                       ----------     ----------      --------     ---------
NET ASSETS AT DECEMBER 31, 1998......................  $2,032,827     $1,548,079      $     --     $      --
                                                       ==========     ==========      ========     =========
                        1997
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).......................  $   16,358     $   20,478      $    310     $   5,861
  Net realized gain (loss) from redemption of fund
    shares...........................................       1,905         16,065           (38)       11,629
  Net change in unrealized appreciation
    (depreciation)...................................      15,273         59,454            52         2,621
                                                       ----------     ----------      --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................      33,536         95,997           324        20,111
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.......................................     624,805        352,564       (10,234)     (107,191)
                                                       ----------     ----------      --------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............     658,341        448,561        (9,910)      (87,080)
                                                       ----------     ----------      --------     ---------
NET ASSETS AT JANUARY 1, 1997........................  $  205,492     $  181,110      $  9,910     $  87,080
                                                       ----------     ----------      --------     ---------
NET ASSETS AT DECEMBER 31, 1997......................  $  863,833     $  629,671      $      0     $       0
                                                       ==========     ==========      ========     =========


---------------

(1) Commenced business May, 1997



(2) Subaccount closed November, 1997


                                    F-I- 12

         STRONG VARIABLE        VAN ECK WORLDWIDE
      INSURANCE FUNDS, INC.      INSURANCE TRUST        OPPENHEIMER VARIABLE ACCOUNTS FUND
    -------------------------   -----------------   ------------------------------------------
    INTERNATIONAL   DISCOVERY       WORLDWIDE         CAPITAL       AGGRESSIVE      GROWTH &
    STOCK FUND II    FUND II       HARD ASSETS      APPRECIATION      GROWTH         INCOME
      PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO(1)   PORTFOLIO(1)   PORTFOLIO(1)
    -------------   ---------   -----------------   ------------   ------------   ------------
     $  (14,290)    $ (2,621)      $    3,457        $  (11,579)    $  (17,873)    $   (3,960)
             --       44,830               --            99,521             --          5,794
      2,395,242      (15,057)         164,247           634,969      1,323,874        197,475
     ----------     --------       ----------        ----------     ----------     ----------
      2,380,952       27,152          167,704           722,911      1,306,001        199,309
        305,865       54,601          284,172         1,345,599        582,546        514,599
     ----------     --------       ----------        ----------     ----------     ----------
      2,686,817       81,753          451,876         2,068,510      1,888,547        713,908
     ----------     --------       ----------        ----------     ----------     ----------
     $2,412,905     $336,358       $  582,277        $2,253,827     $1,347,548     $  637,896
     ----------     --------       ----------        ----------     ----------     ----------
     $5,099,722     $418,111       $1,034,153        $4,322,337     $3,236,095     $1,351,804
     ==========     ========       ==========        ==========     ==========     ==========
     $   45,671     $  1,362       $   38,192        $   69,555     $    5,852     $    7,825
       (206,240)       5,905          (41,446)           24,932         10,354          1,441
         59,071        8,186         (148,313)          224,336        118,634         (4,187)
     ----------     --------       ----------        ----------     ----------     ----------
       (101,498)      15,453         (151,567)          318,823        134,840          5,079
      1,227,685      112,491          479,900         1,330,394        856,576        557,879
     ----------     --------       ----------        ----------     ----------     ----------
      1,126,187      127,944          328,333         1,649,217        991,416        562,958
     ----------     --------       ----------        ----------     ----------     ----------
     $1,286,718     $208,414       $  253,944        $  604,610     $  356,132     $   74,938
     ----------     --------       ----------        ----------     ----------     ----------
     $2,412,905     $336,358       $  582,277        $2,253,827     $1,347,548     $  637,896
     ==========     ========       ==========        ==========     ==========     ==========
     $       26     $ (1,084)      $    3,465        $   (2,354)    $   (1,370)    $       (5)
         (3,230)       5,524            2,494             2,729          4,036          1,288
       (230,017)      12,920          (10,841)           21,451          1,306          3,027
     ----------     --------       ----------        ----------     ----------     ----------
       (233,221)      17,360           (4,882)           21,826          3,972          4,310
      1,076,576      114,093          170,829           582,784        352,160         70,628
     ----------     --------       ----------        ----------     ----------     ----------
        843,355      131,453          165,947           604,610        356,132         74,938
     ----------     --------       ----------        ----------     ----------     ----------
     $  443,363     $ 76,961       $   87,997        $       --     $       --     $       --
     ----------     --------       ----------        ----------     ----------     ----------
     $1,286,718     $208,414       $  253,944        $  604,610     $  356,132     $   74,938
     ==========     ========       ==========        ==========     ==========     ==========

                                    F-I- 13

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                     OPPENHEIMER VARIABLE
                                                                        ACCOUNTS FUND
                                                                ------------------------------
                                                                HIGH INCOME     STRATEGIC BOND
                                                                PORTFOLIO(1)     PORTFOLIO(1)
                            1999                                ------------    --------------
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income(loss)...............................      $ 26,788         $ 33,971
  Net realized gain distributions...........................            --               --
  Net change in unrealized appreciation(depreciation).......         6,886          (19,428)
                                                                  --------         --------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        33,674           14,543
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS........       304,273          214,887
                                                                  --------         --------
TOTAL INCREASE(DECREASE) IN NET ASSETS......................       337,947          229,430
                                                                  --------         --------
NET ASSETS AT JANUARY 1, 1999...............................       371,401          275,293
                                                                  --------         --------
NET ASSETS AT DECEMBER 31, 1999.............................      $709,348         $504,723
                                                                  ========         ========
                            1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income(loss)...............................      $  4,552         $ 12,866
  Net realized gain(loss) from redemption of fund shares....        (1,436)          (5,635)
  Net change in unrealized appreciation(depreciation).......       (10,716)            (740)
                                                                  --------         --------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        (7,600)           6,491
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS........       309,237          249,444
                                                                  --------         --------
TOTAL INCREASE(DECREASE) IN NET ASSETS......................       301,637          255,935
                                                                  --------         --------
NET ASSETS AT JANUARY 1, 1998...............................        69,764           19,358
                                                                  --------         --------
NET ASSETS AT DECEMBER 31, 1998.............................      $371,401         $275,293
                                                                  ========         ========
                            1997
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income(loss)...............................      $  1,917         $    720
  Net realized gain(loss) from redemption of fund shares....           270                4
  Net change in unrealized appreciation(depreciation).......           375             (196)
                                                                  --------         --------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         2,562              528
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS........        67,202           18,830
                                                                  --------         --------
TOTAL INCREASE(DECREASE) IN NET ASSETS......................        69,764           19,358
                                                                  --------         --------
NET ASSETS AT JANUARY 1, 1997...............................            --               --
                                                                  --------         --------
NET ASSETS AT DECEMBER 31, 1997.............................      $ 69,764         $ 19,358
                                                                  ========         ========

---------------

(1) Commenced business May, 1997

The accompanying notes are an integral part of these financial statements.

                                    F-I- 14

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE

                               SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Acacia National Variable Life Insurance Separate Account I (the Account) began operations on December 1, 1995 as a separate investment account within Acacia National Life Insurance Company (the Company), a wholly owned subsidiary of Acacia Life Insurance Company. The assets of the Account are held by the Company and are segregated from all of the Company's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 1999 there are nineteen subaccounts within the Account. Five of the subaccounts invest only in a corresponding Portfolio of the Calvert Variable Series, Inc. which is a diversified open-end management investment company managed by the Calvert Asset Management Company, Inc. (see note 3). Three of the subaccounts invest only in a corresponding Portfolio of The Alger American Fund which is a diversified open-end management investment company managed by Fred Alger Management, Inc. (Alger Management). One subaccount invests only in a corresponding Portfolio of Dreyfus Stock Index Fund which is a non-diversified open-end management investment company managed by Dreyfus Service Corporation. Two of the subaccounts invest only in a corresponding Portfolio of the Neuberger & Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger & Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of the Strong Variable Insurance Fund, Inc. which is a diversified open-end management investment company managed by Strong Capital Management, Inc. One of the subaccounts invest only in a corresponding Portfolio of the Van Eck Worldwide Insurance Trust which is a non-diversified open-end management investment company managed by Van Eck Associates Corporation. Five of the subaccounts invest only in a corresponding Portfolio of the Oppenheimer Variable Accounts Fund which is a diversified open-end management investment company managed by Oppenheimer Funds, Inc. Each Portfolio pays the manager a monthly fee for managing its investments and business affairs.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CONSISTENCY

Due to changes in the processing environment during 1999, certain information is presented differently between years. In 1999, net realized gains/losses on redemption of fund shares is included in net change in unrealized appreciation/depreciation. Capital gain distributions received are reflected in net realized gain distributions.

In 1998 and 1997, net realized gains and losses on redemption of fund shares are separately presented. Capital gain distributions received from funds are included in dividend distributions received.

VALUATION OF INVESTMENTS

The assets of the account are carried at the net asset value of the underlying Portfolios. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis. However, dividends of $30,157 for the Stock Index Portfolio and $21,938 for the International Stock Fund II Portfolio were received in 1997 and recorded in 1998. All affected policyholder accounts were adjusted.

                                    F-I- 15

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE

                               SEPARATE ACCOUNT I
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED) FEDERAL AND STATE TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, the Company does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

2. POLICYOWNER CHARGES

The Company charges the Account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

3. RELATED PARTIES

Calvert Asset Management Company, Inc., an affiliate of the Company, serves as an investment advisor to the Calvert Variable Series, Inc. Social Money Market, Social Balanced, Social Small Cap Growth, Social Mid Cap Growth and Social International Equity Portfolios. The Advisors Group, Inc., an affiliate of the Company, acts as a principal underwriter of the policies pursuant to an underwriting agreement with the Company.

                                    F-I- 16

                     [This page intentionally left blank.]

                                    F-I- 17

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE

                               SEPARATE ACCOUNT I
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. UNITS OWNED

Units owned in the Account are as follows:


                                                             CALVERT VARIABLE SERIES, INC.
                                       -------------------------------------------------------------------------
                                                                     SOCIAL                           SOCIAL
                                          SOCIAL        SOCIAL      SMALL CAP        SOCIAL        INTERNATIONAL
                                       MONEY MARKET    BALANCED      GROWTH      MID CAP GROWTH       EQUITY
                                        PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO         PORTFOLIO
                                       ------------    ---------    ---------    --------------    -------------
Units owned at January 1, 1999.....       598,035        2,990        7,476           7,670           15,712
Units acquired.....................     5,307,754       17,585        7,132          26,315           33,694
Units disposed.....................     4,539,913        2,073        4,511          18,191            6,276
                                        ---------       ------       ------          ------           ------
Units owned at December 31, 1999...     1,365,876       18,502       10,097          15,794           43,130
                                        =========       ======       ======          ======           ======

Units owned at January 1, 1998.....       330,489        1,678        3,703             900            1,788
Units acquired.....................     2,498,903        2,971        5,008           7,984           17,004
Units disposed.....................     2,231,357        1,659        1,235           1,214            3,080
                                        ---------       ------       ------          ------           ------
Units owned at December 31, 1998...       598,035        2,990        7,476           7,670           15,712
                                        =========       ======       ======          ======           ======

Units owned at January 1, 1997.....       138,906          251        1,482              --               --
Units acquired.....................     1,439,931        1,655        4,603             994            1,939
Units disposed.....................     1,248,348          228        2,382              94              151
                                        ---------       ------       ------          ------           ------
Units owned at December 31, 1997...       330,489        1,678        3,703             900            1,788
                                        =========       ======       ======          ======           ======

                                    F-I- 18

                                           DREYFUS      NEUBERGER & BERMAN
                                            STOCK            ADVISERS                STRONG VARIABLE
       THE ALGER AMERICAN FUND           INDEX FUND      MANAGEMENT TRUST         INSURANCE FUNDS, INC.
--------------------------------------   -----------   ---------------------   ----------------------------
                                                        LIMITED
             MIDCAP         SMALL                      MATURITY
 GROWTH      GROWTH     CAPITALIZATION   STOCK INDEX     BOND       GROWTH     ADVANTAGE   ASSET ALLOCATION
PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO    PORTFOLIO   PORTFOLIO    FUND II        FUND II
---------   ---------   --------------   -----------   ---------   ---------   ---------   ----------------
 113,872     50,595        153,159         320,865      173,713      97,419         --              --
 146,269     79,523        151,870         357,435      200,479      48,449         --              --
  71,718     49,811         92,843         144,982      111,058      33,014         --              --
 -------     ------        -------         -------      -------     -------      -----          ------
 188,423     80,307        212,186         533,318      263,134     112,854         --              --
 =======     ======        =======         =======      =======     =======      =====          ======

  62,387     24,543         69,933         125,133       77,059      45,761         --              --
  78,302     32,437        103,745         230,164      136,118      65,880         --              --
  26,817      6,385         20,519          34,432       39,464      14,222         --              --
 -------     ------        -------         -------      -------     -------      -----          ------
 113,872     50,595        153,159         320,865      173,713      97,419         --              --
 =======     ======        =======         =======      =======     =======      =====          ======

  28,351      8,066         38,887          45,236       19,571      16,990        984           7,816
  64,768     26,097         83,058         141,619       84,591      46,395        677          11,884
  30,732      9,620         52,012          61,722       27,103      17,624      1,661          19,700
 -------     ------        -------         -------      -------     -------      -----          ------
  62,387     24,543         69,933         125,133       77,059      45,761         --              --
 =======     ======        =======         =======      =======     =======      =====          ======

                                    F-I- 19

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE

                               SEPARATE ACCOUNT I
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. UNITS OWNED -- (CONTINUED)

Units owned in the Account are as follows:

                                                                                               VAN ECK
                                                                  STRONG VARIABLE             WORLDWIDE
                                                               INSURANCE FUNDS, INC.       INSURANCE TRUST
                                                             --------------------------    ---------------
                                                             INTERNATIONAL    DISCOVERY       WORLDWIDE
                                                             STOCK FUND II     FUND II       HARD ASSETS
                                                               PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                             -------------    ---------    ---------------
Units owned at January 1, 1999...........................       262,868        28,197           73,721
Units acquired...........................................       258,376        91,292          105,757
Units disposed...........................................       223,453        86,116           71,150
                                                                -------        ------          -------
Units owned at December 31, 1999.........................       297,791        33,373          108,328
                                                                =======        ======          =======

Units owned at January 1, 1998...........................       137,912        18,742           22,198
Units acquired...........................................       201,600        14,670           59,926
Units disposed...........................................        76,644         5,215            8,403
                                                                -------        ------          -------
Units owned at December 31, 1998.........................       262,868        28,197           73,721
                                                                =======        ======          =======

Units owned at January 1, 1997...........................        39,763         7,708            7,560
Units acquired...........................................       132,459        17,417           22,271
Units disposed...........................................        34,310         6,383            7,633
                                                                -------        ------          -------
Units owned at December 31, 1997.........................       137,912        18,742           22,198
                                                                =======        ======          =======

                                    F-I- 20

                   OPPENHEIMER VARIABLE ACCOUNTS FUND
    ----------------------------------------------------------------
      CAPITAL      AGGRESSIVE   GROWTH AND                 STRATEGIC
    APPRECIATION     GROWTH       INCOME     HIGH INCOME     BOND
     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
    ------------   ----------   ----------   -----------   ---------
      150,216        95,687       47,458     33,313..       24,847
      135,346       159,858       93,705     60,039..       54,441
       82,628       131,625       58,251     32,216..       34,723
      -------       -------       ------       ------       ------
      202,934       123,920       82,912     61,136..       44,565
      =======       =======       ======       ======       ======
       49,967        28,422        5,836     6,274...        1,797
      119,856        77,765       48,498     33,123..       77,960
       19,607        10,500        6,876     6,084...       54,910
      -------       -------       ------       ------       ------
      150,216        95,687       47,458     33,313..       24,847
      =======       =======       ======       ======       ======

           --            --           --           --           --
       59,904        36,728        7,354     7,955...        2,265
        9,937         8,306        1,518     1,681...          468
      -------       -------       ------       ------       ------
       49,967        28,422        5,836     6,274...        1,797
      =======       =======       ======       ======       ======

                                    F-I- 21

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statement of admitted assets, liabilities, and surplus -- statutory basis of Acacia National Life Insurance Company (a wholly owned subsidiary of Acacia Life Insurance Company) as of December 31, 1999, and the related statements of operations -- statutory basis, changes in surplus -- statutory basis, and cash flows -- statutory basis for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the 1999 financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Acacia National Life Insurance Company as of December 31, 1999, or the results of its operations or its cash flows for the year then ended.

In our opinion, the 1999 financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Acacia National Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 1.


/s/ DELOITTE & TOUCHE LLP

Lincoln, Nebraska
April 7, 2000

                                    F-II- 1

[PRICEWATERHOUSECOOPERS LOGO]

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Acacia National Life Insurance Company

We have audited the accompanying statement of admitted assets, liabilities, and surplus -- statutory basis of Acacia National Life Insurance Company (the Company) as of December 31, 1998, and the related statutory statements of operations and changes in surplus, and cash flow, for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which practices differ from accounting principles generally accepted in the United states. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States are material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1998 or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 1998, and the results of its operations and its cash flow for the year then ended, on the basis of accounting described in Note 1.

                                          /s/ PRICEWATERHOUSECOOPERS LLP
                                          PricewaterhouseCoopers LLP

Washington, D.C.
March 31, 1999

                                    F-II- 2

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

   STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS -- STATUTORY BASIS
                        (COLUMNAR AMOUNTS IN THOUSANDS)

                                                                    DECEMBER 31,
                                                                --------------------
                                                                  1999        1998
                                                                --------    --------
                      ADMITTED ASSETS
Investments
  Bonds.....................................................    $522,328    $556,127
  Mortgage loans............................................         894          --
  Preferred stocks..........................................          70         546
  Common stocks.............................................         385       1,778
  Short-term investments....................................       5,685      13,614
  Other investments.........................................         495         682
  Loans on insurance policies...............................       7,955       7,579
                                                                --------    --------
     Total investments......................................     537,812     580,326
Cash........................................................       5,195          64
Accrued investment income...................................       9,157       9,775
Reinsurance recoverable -- affiliate........................       1,162          --
Income taxes receivable -- affiliate........................       1,203         400
Other assets................................................         370       2,169
Separate accounts...........................................     140,638      73,334
                                                                --------    --------
                                                                $695,537    $666,068
                                                                ========    ========
                  LIABILITIES AND SURPLUS
LIABILITIES
  Life and annuity reserves.................................    $464,615    $483,126
  Funds left on deposit.....................................      65,002      62,065
  Reserve for unpaid claims.................................       1,461       2,113
  Interest maintenance reserve..............................       1,684       3,202
  Accrued separate account transfers........................      (7,702)     (6,297)
  Accounts payable -- affiliates............................         999       7,586
  Other liabilities.........................................       2,927       3,736
  Asset valuation reserve...................................       1,805       5,513
  Separate accounts.........................................     140,638      73,334
                                                                --------    --------
                                                                 671,429     634,378
                                                                --------    --------
SURPLUS
  Preferred stock, 8% non-voting, non-cumulative, $1,000 par value, 10,000 shares authorized; 6,000 shares issued
     and outstanding........................................       6,000       6,000
  Common stock, $170 par value; 15,000 shares authorized,
     issued and outstanding.................................       2,550       2,550
  Additional paid-in capital................................      13,450      13,450
  Retained earnings.........................................       2,108       9,690
                                                                --------    --------
                                                                  24,108      31,690
                                                                --------    --------
                                                                $695,537    $666,068
                                                                ========    ========

The accompanying notes are an integral part of these statutory basis financial statements.

                                    F-II- 3

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                    YEARS ENDED
                                                                    DECEMBER 31,
                                                                --------------------
                                                                  1999        1998
                                                                --------    --------
INCOME
  Premium income............................................    $ 79,057    $ 67,919
  Less net reinsurance:
     Yearly renewable term..................................      (5,318)     (4,601)
                                                                --------    --------
       Net premium income...................................      73,739      63,318
  Funds left on deposit.....................................       8,257       8,292
  Net investment income.....................................      41,553      46,305
  Miscellaneous insurance income............................       1,481          25
                                                                --------    --------
                                                                 125,030     117,940
                                                                --------    --------
EXPENSES
  Benefits to policyowners..................................      86,472      83,190
  Decrease in reserves......................................     (15,569)    (18,937)
  Commissions...............................................       7,256       7,353
  General insurance expenses................................      13,562      16,377
  Taxes, licenses and fees..................................       2,154       1,167
  Amortization of goodwill..................................         382         684
  Net premium transferred to separate accounts..............      34,764      30,725
                                                                --------    --------
                                                                 129,021     120,559
                                                                --------    --------
  Loss before federal income taxes and realized capital
     losses.................................................      (3,991)     (2,619)
  Income taxes (benefit)....................................        (439)     (1,822)
                                                                --------    --------
  Loss before realized capital losses.......................      (3,552)       (797)
  Realized capital losses (net of tax of ($972) and $760 and transfers to interest maintenance reserve of ($1,111)
     and $965 for 1999 and 1998, respectively)..............      (6,244)       (209)
                                                                --------    --------
  Net loss..................................................    $ (9,796)   $ (1,006)
                                                                ========    ========

The accompanying notes are an integral part of these statutory basis financial statements.

                                    F-II- 4

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN SURPLUS -- STATUTORY BASIS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998
                         (IN THOUSANDS, EXCEPT SHARES)

                                           PREFERRED STOCK       COMMON STOCK      ADDITIONAL
                                           ----------------    ----------------     PAID-IN      RETAINED
                                           SHARES    AMOUNT    SHARES    AMOUNT     CAPITAL      EARNINGS     TOTAL
                                           ------    ------    ------    ------    ----------    --------    -------
BALANCE, January 1, 1998...............    6,000     $6,000    15,000    $2,550     $13,450      $10,506     $32,506
  Change in non-admitted assets........       --        --         --       --           --          684         684
  Change in net unrealized capital
    gains..............................       --        --         --       --           --          (49)        (49)
  Change in valuation basis of
    reserves...........................       --        --         --       --           --         (120)       (120)
  Transfer to asset valuation
    reserve............................       --        --         --       --           --         (325)       (325)
  Net loss.............................       --        --         --       --           --       (1,006)     (1,006)
                                           -----     ------    ------    ------     -------      -------     -------
BALANCE, December 31, 1998.............    6,000     6,000     15,000    2,550       13,450        9,690      31,690
  Change in non-admitted assets........       --        --         --       --           --           (3)         (3)
  Change in net unrealized capital
    gains..............................       --        --         --       --           --       (1,491)     (1,491)
  Transfer from asset valuation
    reserve............................       --        --         --       --           --        3,708       3,708
  Net loss.............................       --        --         --       --           --       (9,796)     (9,796)
                                           -----     ------    ------    ------     -------      -------     -------
BALANCE, December 31, 1999.............    6,000     $6,000    15,000    $2,550     $13,450      $ 2,108     $24,108
                                           =====     ======    ======    ======     =======      =======     =======

The accompanying notes are an integral part of these statutory basis financial statements.

                                    F-II- 5

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------
                                                                   1999          1998
                                                                ----------    ----------
OPERATING ACTIVITIES:
  Net premium income received...............................    $  74,462     $  63,318
  Miscellaneous insurance income............................        8,904         8,176
  Net investment income received............................       43,690        44,953
  Net premium transferred to separate accounts..............      (37,511)      (34,192)
  Benefits paid to policyowners.............................      (89,096)      (84,359)
  Commissions, expenses and taxes, other than federal income
     tax....................................................      (21,394)      (23,804)
  Federal income tax received...............................          608         2,596
  Other operating income and disbursements..................       (7,174)        8,488
                                                                ---------     ---------
  Net cash used in operating activities.....................      (27,511)      (14,824)
                                                                ---------     ---------
INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid.........      337,366       182,412
  Purchase of investments...................................     (312,277)     (161,169)
  Net decrease (increase) in loans on insurance policies....         (376)          522
                                                                ---------     ---------
  Net cash provided by investing activities.................       24,713        21,765
                                                                ---------     ---------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS...............................................       (2,798)        6,941
CASH AND SHORT-TERM INVESTMENTS -- BEGINNING OF PERIOD......       13,678         6,737
                                                                ---------     ---------
CASH AND SHORT-TERM INVESTMENTS -- END OF PERIOD............    $  10,880     $  13,678
                                                                =========     =========

The accompanying notes are an integral part of these statutory basis financial statements.

                                    F-II- 6

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS
Acacia National Life Insurance Company (the Company) is a wholly owned subsidiary of Acacia Life Insurance Company (Acacia Life). Acacia Life is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

The Board of Directors of Ameritas Mutual Insurance Holding Company (AMIHC) and Acacia Mutual Holding Corporation (AMHC) approved and adopted a plan of merger under which the two would merge to form AAMHC. In addition their two wholly owned subsidiaries, AHC and Acacia Financial Group, Ltd. (AFG), would merge to form Ameritas Holding Company. Public informational hearings on the proposed merger were held on November 20, 1998 with the Nebraska Insurance Director and on December 17, 1998 with the D.C. Insurance Commissioner. Following the commissioner's approval a special meeting with the eligible members of AMHC was held on December 22, 1998 and with the members of AMIHC on December 29, 1998. With the members approval the merger became effective January 1, 1999. The business combination was accounted for as a pooling of interests.

AMHC was formed in 1997 in conjunction with a plan of reorganization (Reorganization) of the former Acacia Life, Acacia Mutual Life Insurance Company (Acacia). Pursuant to the Reorganization which was approved by the Department of Insurance and Securities Regulation of the District of Columbia and the eligible members of Acacia and became effective June 30, 1997, Acacia was converted to a mutual insurance holding company structure whereby AMHC and AFG were formed and Acacia was converted to a stock life insurance company wholly owned by AFG. As of the effective date of the reorganization, the membership interests and the contractual rights of the policyowners of Acacia were separated -- the membership interests automatically became, by operation of law, membership interests in AMHC and the contractual rights remained in Acacia. Each person who becomes the owner of a designated policy issued by Acacia after the effective date of the Reorganization became a member of AMHC, now AAMHC.

The Company, domiciled in Virginia, underwrites and markets deferred and immediate annuities and life insurance products within the United States and is licensed to operate in 46 states and the District of Columbia. On December 1, 1995 and September 9, 1996, respectively, operations began for the Acacia National Variable Life Insurance Separate Account I and Acacia National Variable Annuity Separate Account II which are separate investment accounts within the Company.

Non-insurance products and services are offered by an affiliate of the Company, Acacia Financial Corporation (AFC), a wholly owned subsidiary of Acacia Life, which is a holding company of several financial service companies. Principal subsidiaries include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc., a broker/dealer.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared, except as to form, on the basis of accounting practices prescribed or permitted by the Bureau of Insurance, State Corporate Commission of the Commonwealth of Virginia (statutory basis or SAP), which are designed primarily to demonstrate ability to meet claims of policyowners. These practices differ in certain respects, which in some cases may be material, from generally accepted accounting principles (GAAP) applied in the presentation of financial condition and results of operations on the "going concern" basis commonly followed by other types of enterprises.

In March of 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize

                                    F-II- 7

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
         FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)

BASIS OF PRESENTATION -- (CONTINUED)

regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Virginia will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

The accompanying statutory financial statements vary in some respects from generally accepted accounting principles. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;
(b) costs related to acquiring new business are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) policy reserves are carried at amounts which approximate surrender values rather than accumulation values and statutory investment reserves are established; (d) a provision has not been made for federal income taxes resulting from all of the cumulative differences in assets and liabilities determined on a tax return and financial statement basis; and (e) changes in certain assets designated as "non-admitted" assets have been charged to surplus.

In 1998, the Company's financial information was included in the determination of consolidated GAAP amounts for Acacia Mutual Holding Corporation. The Acacia National Life Insurance Company GAAP amounts were derived from this consolidated financial information. The Company does not prepare separate financial statements on a GAAP basis.

The impact of the estimated differences between SAP and GAAP in 1998 were as follows:



                                                                                    CAPITAL
                                                                   NET LOSS       AND SURPLUS
                                                                   --------       -----------
AS REPORTED UNDER SAP.......................................       $(1,006)        $ 31,690
Adjustments:
  Deferred policy acquisition costs.........................         2,874           58,017
  AVR and IMR...............................................           615            8,715
  Deferred Federal income tax...............................          (732)         (20,077)
  Net policyholder liabilities..............................        (1,601)         (11,291)
  Investments...............................................           (59)          20,013
  Other.....................................................          (500)            (946)
                                                                   -------         --------
AMOUNTS UNDER GAAP..........................................       $  (409)        $ 86,121
                                                                   =======         ========


For 1999, it is not practicable to determine the above information.

USE OF ESTIMATES
The preparation of financial statements in conformity with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                    F-II- 8

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
         FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 -- (CONTINUED)
                                 (IN THOUSANDS)

USE OF ESTIMATES -- (CONTINUED)
The principal accounting and reporting practices followed are:

INVESTMENTS
Investments are reported according to valuation procedures prescribed by the National Association of Insurance Commissioners (NAIC), and generally: bonds and mortgage loans are valued at amortized cost; preferred stock at cost; common stock at fair value; other investments on the equity method; and separate account assets are carried at fair value.

Realized capital gains and losses, including valuation allowances on specific investments, are recorded in the Statement of Operations and unrealized gains and losses are credited or charged to retained earnings.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contract holders. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Amounts are reported at fair value.

NON-ADMITTED ASSETS
Certain assets (primarily goodwill) are designated as "non-admitted" under statutory accounting requirements. These assets are excluded from the statements of admitted assets, liabilities and surplus by adjustments to retained earnings. Total "non-admitted assets" were $2,981 and $2,978 in 1999 and 1998, respectively.

RESERVES
Life policy reserves are computed by using the Commissioners Reserve Valuation Method (CRVM) and the Commissioners Standard Ordinary Mortality table. Annuity reserves are calculated using the Commissioners Annuity Reserve Valuation Method (CARVM) and the maximum valuation interest rate; for annuities with life contingencies, the prescribed valuation mortality table is used. Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, the latter estimated on the basis of historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Accrued separate account transfers primarily consists of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $407 and $350 for 1999 and 1998, respectively.

The asset valuation reserve (AVR) is a required appropriation of surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on holdings of bonds, stocks, and short-term investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to retained earnings.

INCOME TAXES
The Company, beginning in 1999, will file a consolidated tax return with Acacia Life Insurance Company. Prior to 1999, Acacia National filed a consolidated return with Acacia Mutual Holding Corporation and its

                                    F-II- 9

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
         FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 -- (CONTINUED)
                                 (IN THOUSANDS)

USE OF ESTIMATES -- (CONTINUED)
INCOME TAXES -- (CONTINUED)
subsidiaries. An agreement among the members of the consolidated group, generally, provides for distribution of consolidated tax results as if filed on a separate return basis.

The Company's federal income tax returns have been examined by and settled with the Internal Revenue Service through 1995.

Under statutory accounting practices, no provision is made for deferred federal income taxes related to temporary differences between statutory and taxable income. Such temporary differences arise primarily from capitalization and amortization of deferred policy acquisition costs, certain reserve calculations and recognition of realized gains or losses on sales of bonds.

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus". Generally, this policyholders' surplus account (PSA) will become subject to tax at the then current rates only if the accumulated PSA exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1999 and 1998, the Company has $6.6 million in their policyholders' surplus accounts which is not reflected in the financial statements.

RECOGNITION OF PREMIUM INCOME AND RELATED EXPENSES
Premiums are reported as income when collected over the premium paying periods of the policies. Annuity and fund deposits are included as income when received. Policy acquisition costs, such as commissions and other marketing and issuance expenses incurred in connection with acquiring new business, are charged to operations as incurred. Premium income consists of:

                                                                   YEARS ENDED
                                                                   DECEMBER 31
                                                                ------------------
                                                                 1999       1998
                                                                -------    -------
Life........................................................    $27,747    $23,552
Annuity.....................................................     51,310     44,367
                                                                -------    -------
                                                                $79,057    $67,919
                                                                =======    =======

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2. FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

          BONDS -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, fair value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

          MORTGAGE LOANS -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries. There were no mortgage loans in default at December 31, 1999.

          PREFERRED STOCKS -- For publicly traded securities, fair value is determined using an independent pricing source.

                                    F-II- 10

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
         FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 -- (CONTINUED)
                                 (IN THOUSANDS)

2. FINANCIAL INSTRUMENTS -- (CONTINUED)
          COMMON STOCKS -- For publicly traded securities, fair value is determined using an independent pricing source.

          SHORT-TERM INVESTMENTS -- The carrying amount approximates fair value because of the short maturity of these instruments.

          OTHER INVESTMENTS -- Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability.

          LOANS ON INSURANCE POLICIES -- Fair values for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

          CASH -- The carrying amount equals fair value.

          ACCRUED INVESTMENT INCOME -- Fair value of accrued investment income equals book value.

          INVESTMENT-TYPE CONTRACTS -- Reserves held on investment-type insurance contracts, i.e. contracts which do not contain significant morbidity risks, are carried at amounts which approximate fair value.

          FUNDS LEFT ON DEPOSIT -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

The estimated fair values of the Company's financial instruments are as follows:

                                                                        DECEMBER 31,
                                                        --------------------------------------------
                                                                1999                    1998
                                                        --------------------    --------------------
                                                        CARRYING      FAIR      CARRYING      FAIR
                                                         AMOUNT      VALUE       AMOUNT      VALUE
                                                        --------    --------    --------    --------
Financial assets:
  Bonds.............................................    $522,328    $517,993    $556,127    $591,776
  Preferred stocks..................................          70         106         546         798
  Common stocks.....................................         385         385       1,778       1,778
  Mortgage loans....................................         894         861          --          --
  Short-term investments............................       5,685       5,685      13,614      13,614
  Other investments.................................         495         495         682         682
  Loans on insurance policies.......................       7,955       6,816       7,579       6,996
  Cash..............................................       5,195       5,195          64          64
  Accrued investment income.........................       9,157       9,157       9,775       9,775
Financial Liabilities:
  Investment-type contracts.........................    $357,515    $357,515    $380,641    $380,641
  Funds left on deposit.............................      65,002      65,002      62,065      62,065

These values do not necessarily represent the value for which the financial instrument could be sold.

                                    F-II- 11

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
         FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 -- (CONTINUED)
                                 (IN THOUSANDS)

3. INVESTMENTS

The table below provides additional information relating to bonds and stocks held by the Company as of December 31, 1999:

                                                                    DECEMBER 31, 1999
                                                   ----------------------------------------------------
                                                                     GROSS UNREALIZED
                                                   AMORTIZED       ---------------------         FAIR
                                                     COST           GAINS        LOSSES         VALUE
                                                   ---------       -------       -------       --------
U.S. Corporate.................................    $292,892        $ 6,818       $ 8,603       $291,107
Mortgage-backed................................     102,157            803         2,465        100,495
U.S. Treasury securities and obligations of
  U.S. government agencies.....................      68,397          3,284           314         71,367
Foreign........................................      15,237             15           603         14,649
Asset backed...................................      43,645              9         3,279         40,375
                                                   --------        -------       -------       --------
  Total bonds..................................    $522,328        $10,929       $15,264       $517,993
                                                   --------        -------       -------       --------
Preferred stocks...............................    $     70        $    36       $    --       $    106
                                                   --------        -------       -------       --------
Common stocks..................................    $  1,137        $    --       $   752       $    385
                                                   --------        -------       -------       --------

The comparative data as of December 31, 1998 is summarized as follows:

                                                                    DECEMBER 31, 1998
                                                   ----------------------------------------------------
                                                                     GROSS UNREALIZED
                                                   AMORTIZED       ---------------------         FAIR
                                                     COST           GAINS         LOSSES        VALUE
                                                   ---------       -------        ------       --------
U.S. Corporate.................................    $294,538        $24,557        $2,729       $316,366
Mortgage-backed................................     166,042          4,928           708        170,262
U.S. Treasury securities and obligations of
  U.S. government agencies.....................      72,543          9,705            --         82,248
Foreign........................................      23,004            624           728         22,900
                                                   --------        -------        ------       --------
  Total bonds..................................    $556,127        $39,814        $4,165       $591,776
                                                   --------        -------        ------       --------
Preferred stocks...............................    $    546        $   252        $   --       $    798
                                                   --------        -------        ------       --------
Common stocks..................................    $  1,870        $   118        $  210       $  1,778
                                                   --------        -------        ------       --------

The amortized cost and fair value of bonds at December 31, 1999 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                AMORTIZED      FAIR
                                                                  COST        VALUE
                                                                ---------    --------
Due in one year or less.....................................    $ 18,671     $ 18,764
Due after one year through five years.......................     148,661      149,293
Due after five years through ten years......................     106,308      105,839
Due after ten years.........................................     102,886      103,227
Mortgage-backed securities..................................     102,157      100,495
Asset backed................................................      43,645       40,375
                                                                --------     --------
  Total.....................................................    $522,328     $517,993
                                                                ========     ========

At December 31, 1999, the Company had bonds with a book value of $6,870 and a fair value of $7,818 on deposit with various State Insurance Departments.

                                    F-II- 12

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
         FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 -- (CONTINUED)
                                 (IN THOUSANDS)

3. INVESTMENTS -- (CONTINUED)
Sales of bond investments in 1999 and 1998 resulted in proceeds of $294,291 and $112,603, respectively. Gains of $1,489 and $505 and losses of $3,316 and $50 were realized on those sales in 1999 and 1998, respectively.

The Company's bond investment portfolio is predominantly comprised of investment grade securities. At December 31, 1999 and 1998, approximately $16,276 and $8,865, respectively, in bonds (3.1% and 1.6%, respectively, of the total bond portfolio) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 1999, the Company took other than temporary write downs on bonds of $6,759.

4. RELATED PARTY TRANSACTIONS

The Company has no employees, affiliates (primarily Acacia Life and Ameritas entities) provide technical, financial, legal, marketing and investment advisory support to the Company under various administrative service agreements. The cost of these services to the Company for years ended December 31, 1999 and 1998 was $15,929 and $17,695, respectively.

The Company entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners, (see footnote 5).

The assets of the defined contribution plan under Internal Revenue Code Section 401(k) for the employees of Acacia Life include an investment in a deposit administration contract with the Company of $18,305 and $18,665 at December 31, 1999 and 1998, respectively.

5. REINSURANCE

The Company reinsures all life insurance risks over its retention limit of ten thousand per policy under yearly renewable term insurance agreements with Acacia Life and several other non-affiliated companies. The Company remains obligated for amounts ceded in the event that reinsurers do not meet their obligations. Since the reinsurance treaties are of such a nature as to pass economic risk to the reinsurer, appropriate reductions are made from income, claims, expense and liability items in accounting for the reinsurance ceded.

Premiums and benefits have been reduced by amounts reinsured as follows:

                                                                 1999      1998
                                                                ------    ------
Premiums ceded:
  Acacia Life...............................................    $4,634    $3,971
  Others....................................................       684       630
                                                                ------    ------
Total premium ceded.........................................    $5,318    $4,601
                                                                ======    ======
Death benefits reimbursed:
  Acacia Life...............................................    $3,186    $3,610
  Others....................................................     1,082       233
                                                                ------    ------
Total benefits reimbursed...................................    $4,268    $3,843
                                                                ======    ======
Life and annuity reserves ceded:
  Acacia Life...............................................    $2,501    $2,108
  Others....................................................       497       392
                                                                ------    ------
Total life and annuity reserves ceded.......................    $2,998    $2,500
                                                                ======    ======

                                    F-II- 13

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
         FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 -- (CONTINUED)
                                 (IN THOUSANDS)

5. REINSURANCE -- (CONTINUED)
ASSUMPTION REINSURANCE AGREEMENT

Effective May 31, 1996 under an assumption reinsurance agreement, the Company assumed certain assets and liabilities relating to annuities previously underwritten by the National American Life Insurance Company (NALICO), which had been in rehabilitation. Approximately $382 and $684 of goodwill was amortized through operations during 1999 and 1998. At December 31, 1999 and 1998, the balance of goodwill treated as a non-admitted asset was $2,596 and $2,978, respectively.

6. SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products which have separate accounts as an investment option. Separate Account I (Account I) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account II (Account II) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Account I and II's assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are:

                                                                    DECEMBER 31
                                                                -------------------
                                                                  1999       1998
                                                                --------    -------
Separate Account I..........................................    $ 50,119    $24,925
Separate Account II.........................................      90,519     48,409
                                                                --------    -------
                                                                $140,638    $73,334
                                                                ========    =======

Included as investment options in the variable accounts are funds which are managed by an affiliate, Calvert. Separate account assets in these funds totaled $13,710 and $6,308 at December 31, 1999 and 1998, respectively.

7. DIVIDEND LIMITATION

The Company is subject to regulation by the insurance departments of the states in which it operates, primarily its state of domicile, Virginia. Insurance department regulations in these states restrict the advance of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.

8. CONTINGENT LIABILITIES

The Company is involved in various lawsuits that have arisen in the ordinary course of business. Management believes that its defenses are meritorious and the eventual outcome of these lawsuits will not have a material effect on the Company's financial position.

9. SUBSEQUENT EVENT

On March 1, 2000 Acacia Life contributed $5,000 to the capital of the Company.

                                    F-II- 14

APPENDIX A

ILLUSTRATIONS OF DEATH BENEFITS AND ACCUMULATION VALUES

     The following tables illustrate how the Accumulation Values and Death Benefits of a Policy may change with the investment experience of the Fund. The tables show how the Accumulation Values and Death Benefits of a Policy issued at a given premium on Insureds of given ages and specified underwriting risk classifications would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 12%, 6%, or 0%. The tables on pages A-3 through A-8 illustrate a Policy issued to a male, age 65 under a Preferred rate non-tobacco underwriting risk classification and a female age 65, also under a Preferred rate non-tobacco underwriting risk classification. This Policy provides for standard tobacco use and non-tobacco use, and preferred non-tobacco classifications. The Accumulation Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 12%, 6%, and 0% over a period of years, but fluctuated above and below those averages for individual Policy Years, or if the Insureds were assigned to different underwriting risk classifications.



     The first two columns of the tables show the Policy Years and End of Year Age. The next two columns show Annual Premium Outlay and the Net Annual Rate of Return (ROR). The following columns show the Total Accumulated Value, Total Surrender Value and Total Death Benefit. The columns headed Current Charges assume that, throughout the life of the Policy, the monthly Cost of Insurance is based on the current Cost of Insurance Rates and that current expense deductions and the current percent of premium load are applied. This reflects the basis on which ANLIC currently sells its Policies. The columns headed Guaranteed Charges assume that, throughout the life of the Policy, the monthly Cost of Insurance is based on the maximum Cost of Insurance Rate permitted under the Policy and that the maximum allowable expense deductions and percent of premium loads are applied. The maximum allowable Cost of Insurance Rates under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables (Smoker is referenced for tobacco use rates; Non-Smoker is referenced for non-tobacco use rates). Since these are recent tables and are split to reflect tobacco use and sex, the current Cost of Insurance Rates used by ANLIC are at this time equal to the maximum Cost of Insurance Rates for many ages. ANLIC anticipates reflecting future improvements in actual mortality experience through adjustments in the current cost of insurance rates actually applied. ANLIC also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The tables on pages A-3 through A-5 are based on a level Death Benefit Option (Option A) and the tables on pages A-6 through A-8 are based on an increasing Death Benefit Option (Option B).



     The amounts shown for the Accumulation Values, Surrender values and Death Benefits reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the expenses paid by each portfolio available for investment at an equivalent annual rate of 0.90% (which is in excess of the current equivalent annual rate of 0.86% of the aggregate average daily net assets of the Funds). The investment adviser or other affiliates of various Funds have agreed to reimburse the portfolios to the extent that the aggregate operating expenses (certain portfolios may exclude certain items) were in excess of an annual rate of average daily net assets. These agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return. The illustrated gross annual investment rates of return of 12%, 6%, and 0% were computed after deducting Fund expenses and correspond to approximate net annual rates of 10.20%, 4.20%, and -1.80%, respectively, for years 1-15 and 10.65%, 4.65%, and -1.35%, respectively, for the years thereafter.



     The hypothetical values shown in the tables do not reflect any charges for federal income tax burden attributable to Separate Account I, since ANLIC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 12%, 6%, or 0% by an amount sufficient to cover the tax charges in order to produce the death benefits and values illustrated. (See the section on Federal Tax Matters.)


                                  REGENT 2000

     The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to Separate Account I, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the initial Specified Amount, that no partial withdrawals have been made, and that no more than fifteen transfers have been made in any Policy Year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insureds were both male or both female, tobacco users, in substandard risk classifications, or were other ages, or if a higher or lower premium was illustrated.

     Upon request, ANLIC will provide comparable illustrations based upon the proposed Insureds' ages, sexes and underwriting classifications, the Specified Amount, the Death Benefit option, and planned periodic premium schedule requested, and any available riders requested. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.

                                  REGENT 2000

ACACIA NATIONAL LIFE INSURANCE COMPANY

                   REGENT 2000 SURVIVORSHIP FLEXIBLE PREMIUM
                VARIABLE LIFE INSURANCE ILLUSTRATION (FORM 8065)

Insured Name        Client/Client Spouse
Sex                 Male/Female
Age                 65/65
Insured Class:      Preferred/Preferred
Annual Premium      19,600
Specified Amount    1,000,000
Death Benefit       Level
Riders              None

                                            12% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN (ROR)
                                       ------------------------------------------------------------
                                                 CURRENT CHARGES               GUARANTEED CHARGES
                                       ------------------------------------   ---------------------
END OF    END OF    ANNUAL     NET        TOTAL         TOTAL       TOTAL       TOTAL       TOTAL
POLICY     YEAR     PREMIUM   ANNUAL   ACCUMULATION   SURRENDER     DEATH     SURRENDER     DEATH
 YEAR       AGE     OUTLAY     ROR        VALUE         VALUE      BENEFIT      VALUE      BENEFIT
-------   -------   -------   ------   ------------   ---------   ---------   ---------   ---------
   1        66/66   19,660    10.20%       20,284           634   1,000,000         634   1,000,000
   2        67/67   19,660    10.20%       42,282        22,632   1,000,000      22,015   1,000,000
   3        68/68   19,660    10.20%       66,121        46,471   1,000,000      44,703   1,000,000
   4        69/69   19,660    10.20%       91,954        72,304   1,000,000      68,696   1,000,000
   5        70/70   19,660    10.20%      119,971       100,321   1,000,000      93,978   1,000,000
   6        71/71   19,660    10.20%      151,046       133,361   1,000,000     122,470   1,000,000
   7        72/72   19,660    10.20%      184,826       169,106   1,000,000     152,112   1,000,000
   8        73/73   19,660    10.20%      221,567       207,812   1,000,000     182,750   1,000,000
   9        74/74   19,660    10.20%      261,622       249,832   1,000,000     214,179   1,000,000
  10        75/75   19,660    10.20%      305,331       295,506   1,000,000     246,185   1,000,000
  11        76/76   19,660    10.20%      353,162       345,302   1,000,000     278,571   1,000,000
  12        77/77   19,660    10.20%      405,549       399,654   1,000,000     311,181   1,000,000
  13        78/78   19,660    10.20%      463,093       459,163   1,000,000     343,911   1,000,000
  14        79/79   19,660    10.20%      526,390       524,425   1,000,000     376,684   1,000,000
  15        80/80   19,660    10.20%      596,179       596,179   1,000,000     409,401   1,000,000
  16        81/81   19,660    10.65%      675,739       675,739   1,000,000     441,850   1,000,000
  17        82/82   19,660    10.65%      763,795       763,795   1,000,000     474,376   1,000,000
  18        83/83   19,660    10.65%      862,007       862,007   1,000,000     506,891   1,000,000
  19        84/84   19,660    10.65%      972,641       972,641   1,021,273     539,427   1,000,000
  20        85/85   19,660    10.65%    1,095,546     1,095,546   1,150,324     572,234   1,000,000

  25        90/90   19,660    10.65%    1,920,344     1,920,344   2,016,361     774,820   1,000,000
  30        95/95   19,660    10.65%    3,267,882     3,267,882   3,300,561   1,299,526   1,312,522
  35      100/100   19,660    10.65%    5,515,643     5,515,643   5,570,800   2,234,354   2,256,697

THIS ILLUSTRATION IS NOT AUTHORIZED FOR USE UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS, AND PRESENTED BY A REGISTERED REPRESENTATIVE. THIS ILLUSTRATION IS INTENDED TO SHOW POLICY VALUES AND BENEFITS BASED ON THE HYPOTHETICAL PERFORMANCE OF THE UNDERLYING INVESTMENT ACCOUNTS AND MAY NOT BE USED TO PREDICT INVESTMENT RESULTS.

                                  REGENT 2000

ACACIA NATIONAL LIFE INSURANCE COMPANY

                   REGENT 2000 SURVIVORSHIP FLEXIBLE PREMIUM
                VARIABLE LIFE INSURANCE ILLUSTRATION (FORM 8065)

Insured Name        Client/Client Spouse
Sex                 Male/Female
Age                 65/65
Insured Class:      Preferred/Preferred
Annual Premium      19,600
Specified Amount    1,000,000
Death Benefit       Level
Riders              None

                                          6% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN (ROR)
                                       -------------------------------------------------------
                                               CURRENT CHARGES            GUARANTEED CHARGES
                                       -------------------------------   ---------------------
END OF              ANNUAL     NET      TOTAL      TOTAL       TOTAL       TOTAL       TOTAL
POLICY              PREMIUM   ANNUAL   ACCOUNT   SURRENDER     DEATH     SURRENDER     DEATH
 YEAR       AGE     OUTLAY     ROR      VALUE      VALUE      BENEFIT      VALUE      BENEFIT
-------   -------   -------   ------   -------   ---------   ---------   ---------   ---------
   1        66/66   19,660    4.20%     19,157         --    1,000,000         --    1,000,000
   2        67/67   19,660    4.20%     38,775     19,125    1,000,000     18,530    1,000,000
   3        68/68   19,660    4.20%     58,821     39,171    1,000,000     37,496    1,000,000
   4        69/69   19,660    4.20%     79,277     59,627    1,000,000     56,261    1,000,000
   5        70/70   19,660    4.20%    100,136     80,486    1,000,000     74,653    1,000,000
   6        71/71   19,660    4.20%    122,036    104,351    1,000,000     94,418    1,000,000
   7        72/72   19,660    4.20%    144,355    128,635    1,000,000    113,299    1,000,000
   8        73/73   19,660    4.20%    167,066    153,311    1,000,000    130,915    1,000,000
   9        74/74   19,660    4.20%    190,203    178,413    1,000,000    146,794    1,000,000
  10        75/75   19,660    4.20%    213,733    203,908    1,000,000    160,398    1,000,000
  11        76/76   19,660    4.20%    237,715    229,855    1,000,000    171,131    1,000,000
  12        77/77   19,660    4.20%    262,088    256,193    1,000,000    178,345    1,000,000
  13        78/78   19,660    4.20%    286,907    282,977    1,000,000    181,309    1,000,000
  14        79/79   19,660    4.20%    312,106    310,141    1,000,000    179,145    1,000,000
  15        80/80   19,660    4.20%    337,655    337,655    1,000,000    170,694    1,000,000
  16        81/81   19,660    4.65%    364,467    364,467    1,000,000    153,180    1,000,000
  17        82/82   19,660    4.65%    390,319    390,319    1,000,000    125,638    1,000,000
  18        83/83   19,660    4.65%    414,780    414,780    1,000,000     85,092    1,000,000
  19        84/84   19,660    4.65%    437,294    437,294    1,000,000     27,607    1,000,000
  20        85/85   19,660    4.65%    457,330    457,330    1,000,000         --    1,000,000

  25        90/90   19,660    4.65%    512,608    512,608    1,000,000         --           --
  30        95/95   19,660    4.65%    416,346    416,346    1,000,000         --           --
  35      100/100   19,660    4.65%         --         --           --         --           --

THIS ILLUSTRATION IS NOT AUTHORIZED FOR USE UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS, AND PRESENTED BY A REGISTERED REPRESENTATIVE. THIS ILLUSTRATION IS INTENDED TO SHOW POLICY VALUES AND BENEFITS BASED ON THE HYPOTHETICAL PERFORMANCE OF THE UNDERLYING INVESTMENT ACCOUNTS AND MAY NOT BE USED TO PREDICT INVESTMENT RESULTS.

                                  REGENT 2000

ACACIA NATIONAL LIFE INSURANCE COMPANY

                   REGENT 2000 SURVIVORSHIP FLEXIBLE PREMIUM
                VARIABLE LIFE INSURANCE ILLUSTRATION (FORM 8065)

Insured Name        Client/Client Spouse
Sex                 Male/Female
Age                 65/65
Insured Class:      Preferred/Preferred
Annual Premium      19,600
Specified Amount    1,000,000
Death Benefit       Level
Riders              None

                                        0% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN (ROR)
                                     -------------------------------------------------------
                                             CURRENT CHARGES            GUARANTEED CHARGES
                                     -------------------------------   ---------------------
END OF   END OF   ANNUAL     NET      TOTAL      TOTAL       TOTAL       TOTAL       TOTAL
POLICY    YEAR    PREMIUM   ANNUAL   ACCOUNT   SURRENDER     DEATH     SURRENDER     DEATH
 YEAR     AGE     OUTLAY     ROR      VALUE      VALUE      BENEFIT      VALUE      BENEFIT
------   ------   -------   ------   -------   ---------    -------    ---------    -------
   1     66/66    19,660    -1.80%    18,032         --    1,000,000         --    1,000,000
   2     67/67    19,660    -1.80%    35,404     15,754    1,000,000     15,181    1,000,000
   3     68/68    19,660    -1.80%    52,078     32,428    1,000,000     30,843    1,000,000
   4     69/69    19,660    -1.80%    68,025     48,375    1,000,000     45,242    1,000,000
   5     70/70    19,660    -1.80%    83,230     63,580    1,000,000     58,226    1,000,000
   6     71/71    19,660    -1.80%    98,295     80,610    1,000,000     71,564    1,000,000
   7     72/72    19,660    -1.80%   112,570     96,850    1,000,000     83,027    1,000,000
   8     73/73    19,660    -1.80%   126,007    112,252    1,000,000     92,264    1,000,000
   9     74/74    19,660    -1.80%   138,617    126,827    1,000,000     98,837    1,000,000
  10     75/75    19,660    -1.80%   150,342    140,517    1,000,000    102,243    1,000,000
  11     76/76    19,660    -1.80%   161,207    153,347    1,000,000    101,927    1,000,000
  12     77/77    19,660    -1.80%   171,111    165,216    1,000,000     97,285    1,000,000
  13     78/78    19,660    -1.80%   180,064    176,134    1,000,000     87,642    1,000,000
  14     79/79    19,660    -1.80%   187,934    185,969    1,000,000     72,179    1,000,000
  15     80/80    19,660    -1.80%   194,618    194,618    1,000,000     49,806    1,000,000
  16     81/81    19,660    -1.35%   200,153    200,153    1,000,000     17,256    1,000,000
  17     82/82    19,660    -1.35%   202,457    202,457    1,000,000         --    1,000,000
  18     83/83    19,660    -1.35%   200,771    200,771    1,000,000         --    1,000,000
  19     84/84    19,660    -1.35%   194,068    194,068    1,000,000         --    1,000,000
  20     85/85    19,660    -1.35%   181,214    181,214    1,000,000         --    1,000,000

  25     90/90    19,660    -1.35%        --         --           --         --           --
  30     95/95    19,660        --        --         --           --         --           --

THIS ILLUSTRATION IS NOT AUTHORIZED FOR USE UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS, AND PRESENTED BY A REGISTERED REPRESENTATIVE. THIS ILLUSTRATION IS INTENDED TO SHOW POLICY VALUES AND BENEFITS BASED ON THE HYPOTHETICAL PERFORMANCE OF THE UNDERLYING INVESTMENT ACCOUNTS AND MAY NOT BE USED TO PREDICT INVESTMENT RESULTS.

                                  REGENT 2000

ACACIA NATIONAL LIFE INSURANCE COMPANY

                   REGENT 2000 SURVIVORSHIP FLEXIBLE PREMIUM
                VARIABLE LIFE INSURANCE ILLUSTRATION (FORM 8065)

Insured Name        Client/Client Spouse
Sex                 Male/Female
Age                 65/65
Insured Class:      Preferred/Preferred
Annual Premium      566,796
Specified Amount    5,000,000
Death Benefit       Increasing
Riders              None

                                                12% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN (ROR)
                                       --------------------------------------------------------------------
                                                   CURRENT CHARGES                   GUARANTEED CHARGES
                                       ----------------------------------------   -------------------------
END OF    END OF    ANNUAL     NET        TOTAL          TOTAL         TOTAL         TOTAL         TOTAL
POLICY     YEAR     PREMIUM   ANNUAL   ACCUMULATION    SURRENDER       DEATH       SURRENDER       DEATH
 YEAR       AGE     OUTLAY     ROR        VALUE          VALUE        BENEFIT        VALUE        BENEFIT
-------   -------   -------   ------   ------------   -----------   -----------   -----------   -----------
   1        66/66   566,796   10.20%       606,298        508,348     5,606,298       508,348     5,606,298
   2        67/67   566,796   10.20%     1,272,274      1,174,324     6,272,274     1,167,600     6,265,550
   3        68/68   566,796   10.20%     2,003,630      1,905,680     7,003,630     1,889,007     6,986,957
   4        69/69   566,796   10.20%     2,806,696      2,708,746     7,806,696     2,677,894     7,775,844
   5        70/70   566,796   10.20%     3,688,506      3,590,556     8,688,506     3,539,952     8,637,902
   6        71/71   566,796   10.20%     4,659,821      4,571,666     9,659,821     4,490,952     9,579,107
   7        72/72   566,796   10.20%     5,726,389      5,648,029    10,726,389     5,527,257    10,605,617
   8        73/73   566,796   10.20%     6,897,423      6,828,858    11,897,423     6,655,103    11,723,668
   9        74/74   566,796   10.20%     8,183,403      8,124,633    13,183,403     7,880,864    12,939,634
  10        75/75   566,796   10.20%     9,595,449      9,546,474    14,595,449     9,211,251    14,260,226
  11        76/76   566,796   10.20%    11,146,341     11,107,161    16,146,341    10,653,510    15,692,690
  12        77/77   566,796   10.20%    12,849,336     12,819,951    17,849,336    12,215,633    17,245,018
  13        78/78   566,796   10.20%    14,719,760     14,700,170    19,719,760    13,906,455    18,926,045
  14        79/79   566,796   10.20%    16,773,589     16,763,794    21,773,589    15,735,532    20,745,327
  15        80/80   566,796   10.20%    19,028,580     19,028,580    24,028,580    17,712,759    22,712,759
  16        81/81   566,796   10.65%    21,586,999     21,586,999    26,586,999    19,919,839    24,919,839
  17        82/82   566,796   10.65%    24,395,311     24,395,311    29,395,311    22,313,058    27,313,058
  18        83/83   566,796   10.65%    27,475,050     27,475,050    32,475,050    24,905,043    29,905,043
  19        84/84   566,796   10.65%    30,848,733     30,848,733    35,848,733    27,709,716    32,709,716
  20        85/85   566,796   10.65%    34,541,443     34,541,443    39,541,443    30,743,130    35,743,130

  25        90/90   566,796   10.65%    59,020,839     59,020,839    64,020,839    50,105,506    55,105,506
  30        95/95   566,796   10.65%    97,804,770     97,804,770   102,804,770    79,201,419    84,201,419
  35      100/100   566,796   10.65%   160,175,938    160,175,938   165,175,938   117,680,315   122,680,315

THIS ILLUSTRATION IS NOT AUTHORIZED FOR USE UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS, AND PRESENTED BY A REGISTERED REPRESENTATIVE. THIS ILLUSTRATION IS INTENDED TO SHOW POLICY VALUES AND BENEFITS BASED ON THE HYPOTHETICAL PERFORMANCE OF THE UNDERLYING INVESTMENT ACCOUNTS AND MAY NOT BE USED TO PREDICT INVESTMENT RESULTS.

                                  REGENT 2000

ACACIA NATIONAL LIFE INSURANCE COMPANY

                   REGENT 2000 SURVIVORSHIP FLEXIBLE PREMIUM
                VARIABLE LIFE INSURANCE ILLUSTRATION (FORM 8065)

Insured Name        Client/Client Spouse
Sex                 Male/Female
Age                 65/65
Insured Class:      Preferred/Preferred
Annual Premium      566,796
Specified Amount    5,000,000
Death Benefit       Increasing
Riders              None

                                              6% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN (ROR)
                                       ----------------------------------------------------------------
                                                  CURRENT CHARGES                 GUARANTEED CHARGES
                                       --------------------------------------   -----------------------
END OF    END OF    ANNUAL     NET        TOTAL         TOTAL        TOTAL        TOTAL        TOTAL
POLICY     YEAR     PREMIUM   ANNUAL   ACCUMULATION   SURRENDER      DEATH      SURRENDER      DEATH
 YEAR       AGE     OUTLAY     ROR        VALUE         VALUE       BENEFIT       VALUE       BENEFIT
-------   -------   -------   ------   ------------   ----------   ----------   ----------   ----------
   1        66/66   566,796   4.20%        573,176       475,226    5,573,176      475,226    5,573,176
   2        67/67   566,796   4.20%      1,168,332     1,070,382    6,168,332    1,063,976    6,161,926
   3        68/68   566,796   4.20%      1,786,039     1,688,089    6,786,039    1,672,542    6,770,492
   4        69/69   566,796   4.20%      2,426,933     2,328,983    7,426,933    2,300,794    7,398,744
   5        70/70   566,796   4.20%      3,091,738     2,993,788    8,091,738    2,948,421    8,046,371
   6        71/71   566,796   4.20%      3,784,133     3,695,978    8,784,133    3,624,615    8,712,770
   7        72/72   566,796   4.20%      4,502,022     4,423,662    9,502,022    4,318,535    9,396,895
   8        73/73   566,796   4.20%      5,246,020     5,177,455   10,246,020    5,028,559   10,097,124
   9        74/74   566,796   4.20%      6,017,090     5,958,320   11,017,090    5,752,516   10,811,286
  10        75/75   566,796   4.20%      6,815,819     6,766,844   11,815,819    6,487,838   11,536,813
  11        76/76   566,796   4.20%      7,643,335     7,604,155   12,643,335    7,231,701   12,270,881
  12        77/77   566,796   4.20%      8,500,016     8,470,631   13,500,016    7,981,168   13,010,553
  13        78/78   566,796   4.20%      9,386,952     9,367,362   14,386,952    8,733,198   13,752,788
  14        79/79   566,796   4.20%     10,304,400    10,294,605   15,304,400    9,484,444   14,494,239
  15        80/80   566,796   4.20%     11,252,778    11,252,778   16,252,778   10,230,788   15,230,788
  16        81/81   566,796   4.65%     12,280,361    12,280,361   17,280,361   11,005,069   16,005,069
  17        82/82   566,796   4.65%     13,334,366    13,334,366   18,334,366   11,768,095   16,768,095
  18        83/83   566,796   4.65%     14,411,116    14,411,116   19,411,116   12,512,288   17,512,288
  19        84/84   566,796   4.65%     15,505,462    15,505,462   20,505,462   13,229,630   18,229,630
  20        85/85   566,796   4.65%     16,612,155    16,612,155   21,612,155   13,912,321   18,912,321

  25        90/90   566,796   4.65%     22,262,269    22,262,269   27,262,269   16,569,550   21,569,550
  30        95/95   566,796   4.65%     27,772,592    27,772,592   32,772,592   17,216,117   22,216,117
  35      100/100   566,796   4.65%     32,930,105    32,930,105   37,930,105    8,740,110   13,740,110

THIS ILLUSTRATION IS NOT AUTHORIZED FOR USE UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS, AND PRESENTED BY A REGISTERED REPRESENTATIVE. THIS ILLUSTRATION IS INTENDED TO SHOW POLICY VALUES AND BENEFITS BASED ON THE HYPOTHETICAL PERFORMANCE OF THE UNDERLYING INVESTMENT ACCOUNTS AND MAY NOT BE USED TO PREDICT INVESTMENT RESULTS.

                                  REGENT 2000

ACACIA NATIONAL LIFE INSURANCE COMPANY

                   REGENT 2000 SURVIVORSHIP FLEXIBLE PREMIUM
                VARIABLE LIFE INSURANCE ILLUSTRATION (FORM 8065)

Insured Name        Client/Client Spouse
Sex                 Male/Female
Age                 65/65
Insured Class:      Preferred/Preferred
Annual Premium      566,796
Specified Amount    5,000,000
Death Benefit       Increasing
Riders              None

                                             0% HYPOTHETICAL GROSS ANNUAL RATE OF RETURN (ROR)
                                       --------------------------------------------------------------
                                                  CURRENT CHARGES                GUARANTEED CHARGES
                                       -------------------------------------   ----------------------
END OF    END OF    ANNUAL     NET        TOTAL         TOTAL       TOTAL        TOTAL       TOTAL
POLICY     YEAR     PREMIUM   ANNUAL   ACCUMULATION   SURRENDER     DEATH      SURRENDER     DEATH
 YEAR       AGE     OUTLAY     ROR        VALUE         VALUE      BENEFIT       VALUE      BENEFIT
-------   -------   -------   ------   ------------   ---------   ----------   ---------   ----------
   1        66/66   566,796   -1.80%      540,056       442,106    5,540,056     442,106    5,540,056
   2        67/67   566,796   -1.80%    1,068,371       970,421    6,068,371     964,332    6,062,282
   3        68/68   566,796   -1.80%    1,584,832     1,486,882    6,584,832   1,472,427    6,570,377
   4        69/69   566,796   -1.80%    2,089,367     1,991,417    7,089,367   1,965,726    7,063,676
   5        70/70   566,796   -1.80%    2,581,967     2,484,017    7,581,967   2,443,413    7,541,363
   6        71/71   566,796   -1.80%    3,065,451     2,977,296    8,065,451   2,914,203    8,002,358
   7        72/72   566,796   -1.80%    3,536,851     3,458,491    8,536,851   3,366,843    8,445,203
   8        73/73   566,796   -1.80%    3,995,958     3,927,393    8,995,958   3,799,379    8,867,944
   9        74/74   566,796   -1.80%    4,442,882     4,384,112    9,442,882   4,209,427    9,268,197
  10        75/75   566,796   -1.80%    4,877,326     4,828,351    9,877,326   4,594,346    9,643,321
  11        76/76   566,796   -1.80%    5,299,500     5,260,320   10,299,500   4,951,398    9,990,578
  12        77/77   566,796   -1.80%    5,708,835     5,679,450   10,708,835   5,277,895   10,307,280
  13        78/78   566,796   -1.80%    6,105,450     6,085,860   11,105,450   5,571,214   10,590,804
  14        79/79   566,796   -1.80%    6,488,606     6,478,811   11,488,606   5,828,598   10,838,393
  15        80/80   566,796   -1.80%    6,857,725     6,857,725   11,857,725   6,046,729   11,046,729
  16        81/81   566,796   -1.35%    7,240,442     7,240,442   12,240,442   6,240,650   11,240,650
  17        82/82   566,796   -1.35%    7,597,525     7,597,525   12,597,525   6,386,243   11,386,243
  18        83/83   566,796   -1.35%    7,924,557     7,924,557   12,924,557   6,477,284   11,477,284
  19        84/84   566,796   -1.35%    8,215,911     8,215,911   13,215,911   6,507,539   11,507,539
  20        85/85   566,796   -1.35%    8,466,159     8,466,159   13,466,159   6,471,418   11,471,418

  25        90/90   566,796   -1.35%    9,035,221     9,035,221   14,035,221   5,162,261   10,162,261
  30        95/95   566,796   -1.35%    8,197,635     8,197,635   13,197,635   1,591,210    6,591,210
  35      100/100   566,796   -1.35%    5,885,476     5,885,476   10,885,476          --           --

THIS ILLUSTRATION IS NOT AUTHORIZED FOR USE UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS, AND PRESENTED BY A REGISTERED REPRESENTATIVE. THIS ILLUSTRATION IS INTENDED TO SHOW POLICY VALUES AND BENEFITS BASED ON THE HYPOTHETICAL PERFORMANCE OF THE UNDERLYING INVESTMENT ACCOUNTS AND MAY NOT BE USED TO PREDICT INVESTMENT RESULTS.

                                  REGENT 2000

APPENDIX B

    AUTOMATIC REBALANCING, MODEL ASSET ALLOCATION, DOLLAR COST AVERAGING AND
                            EARNINGS SWEEP PROGRAMS

     To assist the Owner in making a premium allocation decision among Subaccounts, ANLIC offers automatic transfer programs. These programs are designed to meet individual needs of the Owner and are not guaranteed to improve performance of the Policy.

     The Owner may elect the Automatic Rebalancing Program which will adjust values in the Subaccounts to align with a specific percentage of total value in the Variable Account. By placing a written allocation election form on file with ANLIC, the Owner may have amounts automatically transferred from the Subaccounts on either a quarterly, semi-annual or annual basis. The Owner chooses the percentages to be used under the Automatic Rebalancing Program.

     Model Asset Allocation is offered through The Advisors Group, Inc. (TAG) in conjunction with the services of Ibbotson Associates who were among the first to develop the modern science of asset allocation. TAG representatives offer a service created by Ibbotson Associates to match the Owner's risk tolerance and investment objectives with a model Subaccount percentage allocation formula. To use this service, the Owner first completes a questionnaire about risk tolerance and Policy performance objectives. The TAG representative uses the completed responses to match the Owner's needs to one of ten different model percentage allocation formulas designed by Ibbotson. The Owner may then elect to follow the recommended percentage allocation formula, or select a different formula.

     Ibbotson Associates provides a valuable service to an Owner who seeks to follow the science of asset allocation. Some research studies have shown that the asset allocation decision is the single largest determinant of Portfolio performance. Asset allocation combines the concepts of asset-liability management, mean-variance optimization, simulation and economic forecasting. Its objectives are to match asset classes and strategies to achieve better returns, to reduce volatility and to attain specific goals such as avoidance of interest rate or market risk.

     As an alternative, ANLIC also offers the Owner the option to elect the Dollar Cost Averaging Program. Dollar cost averaging is a long term investment method that uses periodic premium allocations from the Money Market Subaccount to other Subaccounts. Under the theory of dollar cost averaging, the Owner may pursue a strategy of regular and systematic purchases to take advantage of market value fluctuations. More Subaccount accumulation units will be purchased when Subaccount unit values are low and fewer units will be purchased when unit values are high. There is no guarantee that the Dollar Cost Averaging Program will protect against market loss or improve performance of the Policy.

     The Dollar Cost Averaging Program provides a valuable service to an Owner who is able to sustain a long term transfer schedule and who seeks to avoid the volatility often associated with equity investments.

     The Earnings Sweep Program allows an Owner to systematically reallocate interest earnings from the Fixed Account to one or more of the Subaccounts on a monthly, quarterly, semi-annual, or annual basis to meet your investment allocation percentages.


                                  REGENT 2000

INCORPORATION BY REFERENCE

The Registrant, Separate Account I, purchases or will purchase units from the portfolios of these Funds at the direction of its Policy Owners. The prospectuses of these Funds will be distributed with this prospectus and are hereby incorporated by reference. The prospectuses incorporated by reference are as follows:

                             The Alger American Fund
                              SEC File No. 33-21722

                          Calvert Variable Series, Inc.
                              SEC File No. 2-80154


                       Deutsche Asset Management VIT Funds
                             SEC File No. 333-00479


                        Variable Insurance Products Fund
                              SEC File No. 2-75010
                       Variable Insurance Products Fund II
                              SEC File No. 33-20773

              Franklin Templeton Variable Insurance Products Trust
                              SEC File No. 33-23493

                   Neuberger Berman Advisers Management Trust
                              SEC File No. 2-88566

                        Oppenheimer Variable Account Funds
                              SEC File No. 2-931-77

                        Van Eck Worldwide Insurance Trust
                              SEC File No. 33-13019

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant makes the following representation pursuant to the National Securities Markets Improvements Act of 1996:

Acacia National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              RULE 484 UNDERTAKING

ANLIC'S By-laws provide as follows:

In the event any action, suit or proceeding is brought against a present or former Director, elected officer, appointed officer or other employee because of any action taken by such person as a Director, officer or other employee of the Company or which he omitted to take as a Director, officer or employee of the Company, the Company shall reimburse or indemnify him for all loss reasonably incurred by him in connection with such action to the fullest extent permitted by ss 13.1-696 through ss 13.1-704 of the Code of Virginia, as is now or hereafter amended, except in relation to matters as to which such person shall have been finally adjudged to be liable by reason of having been guilty of gross negligence or willful misconduct in the performance of duties as such Director, officer or employee. In case any such suit, action or proceeding shall result in a settlement prior to final judgment and if, in the judgment of the Board of Directors, such person in taking the action or failing to take the action complained of was not grossly negligent or guilty of wilful misconduct in the performance of his duty, the Company shall reimburse or indemnify him for the amount of such settlement and for all expenses reasonably incurred in connection with such action and its settlement. This right of indemnification shall not be exclusive of any other rights to which such person may be entitled.

                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

The facing sheet.
The prospectus consisting of 85 pages. The undertaking to file reports. The undertaking pursuant to Rule 484. Representations pursuant to Rule 6e-3(T).

The signatures.
Written consents of the following:
(a) Russell J. Wiltgen
(b) Robert-John H. Sands

(c) Deloitte & Touche LLP
(d) PricewaterhouseCoopers LLP


The Following Exhibits:

1. The Following exhibits correspond to those required by paragraph IX A of the instructions as to exhibits in Form N-8B-2.
(A)(1) Board Resolution Establishing Separate Account I(1)
(A)(2) Not applicable
(A)(3)(a) Underwriting Agreement between The Advisors Group, Inc. and Acacia National Life Insurance Company(2)

(A)(3)(b) Proposed Form of Selling Agreement(5)
(A)(3)(c) Form of Commission Schedule(5)
(A)(4) Not Applicable
(A)(5)(a) Form of Policy(4)
(A)(5)(b) Form of Policy Riders(4)
(A)(6) Certificate of Organization of Acacia National Life Insurance Company(3)
(A)(6) Bylaws of Acacia National Life Insurance Company(3)
(A)(7) Not applicable
(A)(8)(a) Participation Agreement - The Alger American Fund(1)
(A)(8)(b) Participation Agreement - Calvert Variable Series, Inc.(1)
(A)(8)(d) Participation Agreement - Neuberger Berman Advisers Management
Trust(1)
(A)(8)(e) Participation Agreement - Oppenheimer Variable Account Funds(3)
(A)(8)(g) Participation Agreement - Van Eck Worldwide Hard Assets Fund(1)
(A)(8)(h) Participation Agreement - BT Insurance Funds Trust(6)
(A)(8)(i) Participation Agreement - Variable Insurance Products Fund(7)
(A)(8)(j) Participation Agreement - Variable Insurance Products Fund II(7)
(A)(8)(k) Participation Agreement - Franklin Templeton Variable Insurance Products Trust(6)
(A)(9) Not Applicable
(A)(10) Form of Application for Policy(5)


2. (a)(b) Opinion and Consent of Robert-John H. Sands Senior Vice President and General Counsel.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.  Not applicable.
5.  Not applicable.
7. (a)(b) Opinion and Consent of Russell J. Wiltgen.
8.  Consents of Independent Auditors.
9.  Not applicable.

(1) Incorporated by reference to the Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 33-90208), filed on October 11, 1995.
(2) Incorporated by reference to the initial Registration Statement for Acacia National Variable Annuity Separate Account II on Form N-4 (File No
333-03963), filed August 26, 1996.
(3) Incorporated by Reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 33-90208), filed on May 1, 1997.
(4) Incorporated by reference to the initial Registration Statement for Acacia National Variable Life Insurance Separate Account I on Form S-6 (File No 333-81057), filed June 18, 1999.
(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Acacia National Variable Life Insurance Separate Account I on Form S-6 (File No 333-81057), filed July 30, 1999.


(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement for Acacia National Variable Life Insurance
Separate Account I on Form S-6 (File No 333-81057), filed February 25, 2000.


(7) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Acacia National Variable Life Insurance Separate Account I on Form S-6 (File No 333-95593), filed April 27, 2000.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Acacia National Variable Life Insurance Separate Account I, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bethesda, County of Montgomery, State of Maryland on this 26th day of April, 2000.

          ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I, Registrant

                               ACACIA NATIONAL LIFE INSURANCE COMPANY, Depositor


Attest: /s/ Robert-John H. Sands          By: /s/ Charles T. Nason
       --------------------------            ------------------------------
             Secretary                           Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Acacia National Life Insurance Company on the dates indicated.


         SIGNATURE               TITLE                             DATE


/s/ Charles T. Nason         Chairman of the Board             April 26, 2000
------------------------     and Chief Executive Officer
   Charles T. Nason          and Director


/s/ Robert W. Clyde          President and Chief               April 26, 2000
------------------------     Operating Officer and
   Charles T. Nason          Director


/s/ Robert-John H. Sands     Senior Vice President,            April 26, 2000
------------------------     General Counsel, Corporate
 Robert-John H. Sands        Secretary and Director


/s/ Haluk Ariturk            Senior Vice President,            April 26, 2000
------------------------     Product Management and
    Haluk Ariturk            Administration and Director


/s/ JoAnn M. Martin          Senior Vice President,            April 26, 2000
------------------------     Chief Financial Officer
   JoAnn M. Martin           and Director


/s/ Reno J. Martini          Director                          April 26, 2000
------------------------
   Reno J. Martini

/s/ Brian J. Owens           Senior Vice President,               April 26, 2000
-------------------------    Career Distribution
    Brian J. Owens

/s/ Janet L. Schmidt         Senior Vice President                April 26, 2000
-------------------------    Human Resources
   Janet L. Schmidt

/s/ Barry C. Ritter          Senior Vice President                April 26, 2000
-------------------------    and Chief Information Officer
    Barry C. Ritter

/s/ Richard W. Vautravers    Senior Vice President                April 26, 2000
-------------------------    and Corporate Actuary
 Richard W. Vautravers